       AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON JULY 28, 2006.
                                                             FILE NOS. 333-92396
                                                                       811-07727
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

        Pre-Effective Amendment No. ____                        [ ]

        Post-Effective Amendment No. 14                         [X]

                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

             Amendment No. 15                                   [X]

                        (Check Appropriate Box or Boxes)
                             ---------------------

                         VARIABLE ANNUITY ACCOUNT FIVE
                           (Exact Name of Registrant)

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                            ("AIG SUNAMERICA LIFE")
                              (Name of Depositor)

                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
             (Address of Depositor's Principal Offices) (Zip Code)

       Depositor's Telephone Number, including Area Code: (800) 871-2000

                        AMERICAN HOME ASSURANCE COMPANY
                              (Name of Guarantor)

                                 70 PINE STREET
                               NEW YORK, NY 10270
             (Address of Guarantor's Principal Offices) (Zip Code)

       Guarantor's Telephone Number, including Area Code: (212) 770-7000

                            CHRISTINE A. NIXON, ESQ.
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

It is proposed that this filing will become effective:


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485



[X] on July 31, 2006 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: (i) units of interests in Variable Annuity Account Five of AIG SunAmerica Life Assurance Company under variable annuity contracts and (ii) guarantee related to insurance obligations under the variable annuity contracts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         VARIABLE ANNUITY ACCOUNT FIVE

                             CROSS REFERENCE SHEET

                              PART A -- PROSPECTUS


ITEM NUMBER
IN FORM N-4                                                                              CAPTION
-----------                                                                              -------
1.           Cover Page..................................................  Cover Page
2.           Definitions.................................................  Glossary
3.           Synopsis....................................................  Highlights; Fee Tables; Portfolio
                                                                           Expenses; Examples
4.           Condensed Financial Information.............................  Appendix - Condensed Financial
                                                                           Information
5.           General Description of Registrant, Depositor and Portfolio
             Companies...................................................  The Seasons Advisor II Variable
                                                                           Annuity; Other Information
6.           Deductions..................................................  Expenses
7.           General Description of Variable Annuity Contracts...........  The Seasons Advisor II Variable
                                                                           Annuity; Purchasing a Seasons
                                                                           Advisor II Variable Annuity;
                                                                           Investment Options
8.           Annuity Period..............................................  Income Options
9.           Death Benefit...............................................  Death Benefits
10.          Purchases and Contract Value................................  Purchasing a Variable Annuity
                                                                           Contract
11.          Redemptions.................................................  Access To Your Money
12.          Taxes.......................................................  Taxes
13.          Legal Proceedings...........................................  Legal Proceedings
14.          Table of Contents of Statement of Additional Information....  Table of Contents of Statement of
                                                                           Additional Information

                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.


ITEM NUMBER
IN FORM N-4                                                                               CAPTION
-----------                                                                               -------
15.          Cover Page..................................................  Cover Page
16.          Table of Contents...........................................  Table of Contents
17.          General Information and History.............................  The Seasons Advisor II Variable
                                                                           Annuity (P);
                                                                           Separate Account; General Account (P);
                                                                           Investment Options (P);
                                                                           Other Information (P)
18.          Services....................................................  Other Information (P)
19.          Purchase of Securities Being Offered........................  Purchasing a Seasons Advisor II
                                                                           Variable Annuity (P)
20.          Underwriters................................................  Distribution of Contracts
21.          Calculation of Performance Data.............................  Performance Data
22.          Annuity Payments............................................  Income Options (P);
                                                                           Income Payments; Annuity Unit Values
23.          Financial Statements........................................  Depositor: Other Information (P);
                                                                           Financial Statements; Registrant:
                                                                           Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                           [SEASONS ADVISOR II LOGO]
                                   PROSPECTUS
                                 July 31, 2006

                   ALLOCATED FIXED AND VARIABLE GROUP ANNUITY
                              issued by Depositor,
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                               in connection with
                         VARIABLE ANNUITY ACCOUNT FIVE


                                                         SELECT PORTFOLIOS
                               Managed by:
LARGE CAP GROWTH               AIG Global Investment Corp., Goldman Sachs Asset Management, L.P., Janus Capital Management LLC.
LARGE CAP COMPOSITE            AIG Global Investment Corp., AIG SunAmerica Asset Management Corp., T. Rowe Price Associates, Inc.
LARGE CAP VALUE                AIG Global Investment Corp., T. Rowe Price Associates, Inc., Wellington Management Company, LLP.
MID CAP GROWTH                 AIG Global Investment Corp., T. Rowe Price Associates, Inc., Wellington Management Company, LLP.
MID CAP VALUE                  AIG Global Investment Corp., Goldman Sachs Asset Management, L.P., Lord, Abbett & Co. LLC.
SMALL CAP                      AIG Global Investment Corp., AIG SunAmerica Asset Management Corp.,
                               Salomon Brothers Asset Management Inc.
INTERNATIONAL EQUITY           AIG Global Investment Corp., Goldman Sachs Asset Management Int'l., Lord, Abbett & Co. LLC.
DIVERSIFIED FIXED INCOME       AIG Global Investment Corp., AIG SunAmerica Asset Management Corp.,
                               Wellington Management Company, LLP.
STRATEGIC FIXED INCOME         AIG Global Investment Corp., Franklin Advisers, Inc., Salomon Brothers Asset Management Inc.
CASH MANAGEMENT                Columbia Management Advisors, LLC

                                                        FOCUSED PORTFOLIOS
                               Managed by:
FOCUS GROWTH                   Credit Suisse Asset Management, Inc., Janus Capital Management LLC., Marsico Capital Management,
                               LLC.
FOCUS GROWTH AND INCOME        AIG SunAmerica Asset Management Corp., Marsico Capital Management, LLC., Thornburg Investment
                               Management, Inc.
FOCUS VALUE                    J.P. Morgan Investment Inc., Northern Trust Investments, N.A., Third Avenue Management, LLC.
FOCUS TECHNET                  AIG SunAmerica Asset Management Corp., BAMCO, Inc., RCM Capital Management LLC.

                                               SEASONS MANAGED ALLOCATION PORTFOLIOS
                               Managed by:
ALLOCATION GROWTH              Ibbotson Associates Advisors, LLC.
ALLOCATION MODERATE GROWTH
ALLOCATION MODERATE
ALLOCATION BALANCED



                                                        SEASONS STRATEGIES
                               Managed by:
                               AIG SunAmerica Asset Management Corp., Janus Capital Management LLC, Lord, Abbett & Co. LLC, Putnam
                               Investment Management, LLC., T. Rowe Price, Wellington Management Company, LLP.
GROWTH STRATEGY                (which invests in Stock Portfolio, Asset Allocation: Diversified Growth Portfolio and Multi-Managed
                               Growth Portfolio)
MODERATE GROWTH STRATEGY       (which invests in Stock Portfolio, Asset Allocation: Diversified Growth Portfolio and Multi-Managed
                               Moderate Growth Portfolio)
BALANCED GROWTH STRATEGY       (which invests in Stock Portfolio, Asset Allocation: Diversified Growth Portfolio and Multi-Managed
                               Income/Equity Portfolio)
CONSERVATIVE GROWTH STRATEGY   (which invests in Stock Portfolio, Asset Allocation: Diversified Growth Portfolio and Multi-Managed
                               Income Portfolio)


Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated July 31, 2006. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-SUN2 or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT HAVE BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


GLOSSARY....................................................    3
HIGHLIGHTS..................................................    4
FEE TABLES..................................................    5
    Maximum Owner Transaction Expenses......................    5
    Separate Account Annual Expenses........................    5
    Underlying Fund Expenses................................    5
EXAMPLES....................................................    6
THE SEASONS ADVISOR(II) VARIABLE ANNUITY....................    7
PURCHASING A SEASONS ADVISOR(II) VARIABLE ANNUITY...........    8
    Allocation of Purchase Payments.........................    8
    Accumulation Units......................................    9
    Free Look...............................................    9
    Exchange Offers.........................................   10
INVESTMENT OPTIONS..........................................   10
    Variable Portfolios.....................................   10
    Select and Focused Portfolios...........................   11
    Seasons Managed Allocation Portfolios...................   12
    Seasons Strategies......................................   12
    Seasons Strategy Rebalancing............................   13
    Fixed Accounts..........................................   15
    Dollar Cost Averaging Fixed Accounts....................   15
    Dollar Cost Averaging Program...........................   15
    Transfers During the Accumulation Phase.................   16
    Automatic Asset Rebalancing Program.....................   18
    Voting Rights...........................................   18
    Substitution, Addition or Deletion of Variable
     Portfolios.............................................   19
ACCESS TO YOUR MONEY........................................   19
    Systematic Withdrawal Program...........................   19
    Minimum Contract Value..................................   19
    Qualified Contract Owners...............................   20
DEATH BENEFITS..............................................   20
    Death Benefit Options...................................   21
    Standard Death Benefit..................................   21
    Optional Enhanced Death Benefit.........................   21
    Optional EstatePlus Benefit.............................   22
    Spousal Continuation....................................   23
EXPENSES....................................................   23
    Separate Account Expenses...............................   24
    Underlying Fund Expenses................................   24
    Transfer Fee............................................   24
    Optional Enhanced Death Benefit Fee.....................   24
    Optional Seasons EstatePlus Fee.........................   24
    Premium Tax.............................................   24
    Income Taxes............................................   25
    Reduction or Elimination of Fees, Expenses and
     Additional Amounts Credited............................   25
INCOME OPTIONS..............................................   25
    Annuity Date............................................   25
    Annuity Income Options..................................   25
    Fixed or Variable Income Payments.......................   26
    Annuity Income Payments.................................   26
    Transfers During the Income Phase.......................   27
    Deferment of Payments...................................   27
TAXES.......................................................   27
    Annuity Contracts in General............................   27
    Tax Treatment of Distributions--Non-Qualified
     Contracts..............................................   28
    Tax Treatment of Distributions--Qualified Contracts.....   28
    Minimum Distributions...................................   29
    Tax Treatment of Death Benefits.........................   29
    Contracts Owned by a Trust or Corporation...............   30
    Gifts, Pledges and/or Assignments of a Contract.........   30
    Diversification and Investor Control....................   30
OTHER INFORMATION...........................................   31
    AIG SunAmerica Life.....................................   31
    The Separate Account....................................   31
    The General Account.....................................   31
    Payments in Connection with Distribution of the
     Contract...............................................   32
    Administration..........................................   32
    Legal Proceedings.......................................   33
    Financial Statements....................................   33
    Registration Statements.................................   34
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....   35
APPENDIX A - DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION..............................................  A-1
APPENDIX B - CONDENSED FINANCIAL INFORMATION................  B-1
APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS
  OF CERTAIN FEATURES AND BENEFITS..........................  C-1

GLOSSARY
--------------------------------------------------------------------------------

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.


ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.



ANNUITY DATE - The date on which you select annuity income payments to begin.



ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.


BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.

COMPANY - Refers to AIG SunAmerica Life Assurance Company, the insurer that issues this contract. The term "we," "us," "our," and "AIG SunAmerica Life" are also used to identify the Company.

CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.

FIXED ACCOUNT - An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.


INCOME PHASE - The period, upon annuitization, during which we make annuity income payments to you.


LATEST ANNUITY DATE - Your 95th birthday or tenth contract anniversary, whichever is later.

MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

NYSE - New York Stock Exchange

OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SEPARATE ACCOUNT - A segregated asset account maintained separately from the Company's regular portfolio of investments and general accounts. The Separate Account is established by the Company to purchase and hold the Variable Portfolios.

TRUST - Refers to the Seasons Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trust in which the Variable Portfolios invest.


VARIABLE PORTFOLIO(S) - Refers collectively to the Select Portfolios, Focused Portfolios, Managed Allocation Portfolios and/or Seasons Strategies. The Variable Portfolios invest in the Underlying Funds of the Seasons Series Trust.

HIGHLIGHTS
--------------------------------------------------------------------------------


The Seasons Advisor(II) Variable Annuity is a contract between you and AIG SunAmerica Life. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in the Select Portfolios, Focused Portfolios, Seasons Managed Allocation Portfolios and/or pre-allocated Seasons Strategies (collectively "Variable Portfolios") and Fixed Accounts. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to provide for your retirement.


FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING A SEASONS ADVISOR(II) VARIABLE ANNUITY in the prospectus.


EXPENSES: There are fees and charges associated with the contract. We deduct separate account charges which equal 1.55% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios, including 12b-1 fees of up to 0.25%. If you elect optional features available under the contract, we may charge additional fees for those features. Please see the FEE TABLE, PURCHASING A SEASONS ADVISOR(II) VARIABLE ANNUITY and EXPENSES in the prospectus.


ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.


DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. An optional enhanced death benefit is also available for an additional fee. Please see DEATH BENEFITS in the prospectus.



INCOME OPTIONS: When you are ready to begin taking annuity income payments, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different annuity income options, including an option for annuity income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.


INQUIRIES: If you have questions about your contract call your financial advisor or contact us at AIG SunAmerica Life Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone Number: (800) 445-SUN2.


Please see ALLOCATION OF PURCHASE PAYMENTS in the prospectus for the address to which you must send Purchase Payments.



THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.



IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING TRUST FUNDS, SEE THE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT SECTION UNDER OTHER INFORMATION.


  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

FEE AND EXPENSE TABLES
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.

MAXIMUM OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGES.............................  none

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

TRANSFER FEE
$25 per transfer after the first 15 transfers in any contract year.

CONTRACT MAINTENANCE FEE.....................   none

SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolio)


Separate Account Charge......................  1.55%
Optional Enhanced Death Benefit Fee..........  0.15%
Optional EstatePlus Fee(1)...................  0.25%
                                               -----
Total Separate Account Annual Expenses(2)....  1.95%



UNDERLYING FUND EXPENSES(3)


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUST, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE TRUST. PLEASE READ IT CAREFULLY BEFORE INVESTING.


TOTAL ANNUAL UNDERLYING FUND
OPERATING EXPENSES                                                                               MINIMUM   MAXIMUM
----------------------------                                                                     -------   -------
(expenses that are deducted from Underlying Funds, including management fees, other expenses
and 12b-1 fees)................................................................................   0.86%     1.75%


FOOTNOTES TO THE FEE TABLE

(1) EstatePlus is an optional earnings enhancement death benefit. EstatePlus can only be elected if an optional enhanced death benefit is also elected.

(2) If you do not elect an optional enhanced death benefit and/or EstatePlus features, your total separate account annual expenses would be 1.55%.


(3) As of March 31, 2006.

MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum and minimum fees and expenses of the Underlying Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:


MAXIMUM EXPENSE EXAMPLES
(assuming maximum separate account annual expenses of 1.95%, including an optional enhanced death benefit and EstatePlus, and investment in an Underlying Fund with total expenses of 1.75%)



(1) If you surrender your contract at the end of the applicable time period:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $372    $1,132    $1,911     $3,950


(2) If you annuitize your contract at the end of the applicable time period:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $372    $1,132    $1,911     $3,950



(3) If you do not surrender your contract:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $372    $1,132    $1,911     $3,950



MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.55% and investment in an Underlying Fund with total expenses of 0.86%)



(1) If you surrender your contract at the end of the applicable time period:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $244     $751     $1,285     $2,746


(2) If you annuitize your contract at the end of the applicable time period:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $244     $751     $1,285     $2,746



(3) If you do not surrender your contract:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $244     $751     $1,285     $2,746


                     EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Table and Expense Examples is to show you the various expenses you would incur directly and indirectly by investing in the variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as total annual Underlying Fund expenses. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.

THE SEASONS ADVISOR(II) VARIABLE ANNUITY
--------------------------------------------------------------------------------


When you purchase a variable annuity, a contract exists between you and an insurance company. You are the owner of the contract. The contract provides several benefits:



     - DEATH BENEFIT: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.



     - GUARANTEED INCOME: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.



     - TAX DEFERRAL: This means that you do not pay taxes on your earnings from the contract until you withdraw them.



Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.



This variable annuity was developed to help you contribute to your retirement savings. This variable annuity works in two stages: the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make Purchase Payments into the contract. The Income Phase begins after the specified waiting period when you start taking annuity income payments.



The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.



Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.



For more information on investment options available under this contract, SEE INVESTMENT OPTIONS BELOW.


This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment time horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age
59 1/2.

PURCHASING A SEASONS ADVISOR(II) VARIABLE ANNUITY
--------------------------------------------------------------------------------

An initial Purchase Payment is the money you give us to purchase a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The minimum initial Purchase Payment is $10,000 and subsequent amounts of $500 or more may be added to your contract.

Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100.


We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. We reserve the right to change the amount at which pre-approval is required at any time. Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, First SunAmerica Life Insurance Company, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. In addition, for any contracts that meet or exceed these dollar amount limitations, we further reserve the right to impose certain limitations on available living benefits under the contract. The terms creating any limit on the maximum death or living benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


We may not issue a contract to anyone age 86 or older on the contract issue date. We may not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.


We allow this contract to be jointly owned. We may require that the joint owners be spouses. However, the age of the older owner is used to determine the availability of most age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.



You may assign this contract before beginning the Income Phase by sending us a written request for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right to not recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion. Please see the Statement of Additional Information for details on the tax consequences of an assignment. You should consult a qualified tax advisor before assigning the contract.


ALLOCATION OF PURCHASE PAYMENTS


In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in "good order," including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments.



An initial Purchase Payment will be priced within two business days after it is received by us in good order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received after Market Close, the initial Purchase Payment will be priced within two business days after the next business day. We allocate your initial Purchase Payments as of the date such Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or ask your permission to keep your money until we get the information necessary to issue the contract.



Any subsequent Purchase Payment will be priced as of the day it is received by us in good order if the request is received before Market Close. If the subsequent Purchase Payment is received in good order after Market Close, it will be priced as of the next business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your allocation instructions on file.



Purchase Payments submitted by check can only be accepted by the Company at the following address:



AIG SunAmerica Life Assurance Company
P.O. Box 100330
Pasadena, CA 91189-0330



Purchase payments sent to the Annuity Service Center will be forwarded to the address above.



Overnight deliveries of Purchase Payments can only be accepted at the following address:



JP Morgan Chase National Processing Center
Lock Box 100330
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065



Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the appropriate address.


ACCUMULATION UNITS


When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before that day's Market Close, or on the next business day's unit value if we receive your money after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.


We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;


     2. We subtract from that amount all applicable daily asset based charges;
        and


     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.


FREE LOOK


You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract.

With respect to those contracts, we reserve the right to invest your money in the Seasons Cash Management Variable Portfolio during the free look period. If we place your money in the Seasons Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.


EXCHANGE OFFERS


From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


INVESTMENT OPTIONS
--------------------------------------------------------------------------------

The contract offers Variable Portfolios and, if available, Fixed Accounts. We designed the contract to meet your varying investment needs over time. You can achieve this by using the Variable Portfolios alone or in concert with the Fixed Accounts. The Variable Portfolios are only available through the purchase of certain variable annuities. A mixture of your investment in the Variable Portfolios and Fixed Accounts may lower the risk associated with investing only in a Variable Portfolio.

VARIABLE PORTFOLIOS

Each of the Variable Portfolios invests in Underlying Funds of Seasons Series Trust. AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), an affiliate of the Company, manages Seasons Series Trust. AIG SAAMCo has engaged subadvisers to provide investment advice for certain of the Underlying Funds.

Special note should be taken of the similarities and differences between the Seasons Managed Allocation Portfolios and the Seasons Strategies, described in detail below. Each alternative reflects an allocation model. The Seasons Managed Allocation Portfolios differ from the Seasons Strategies in the following respects. A professional manager actively manages the Seasons Managed Allocation Portfolios' investments in the Select and Focused Portfolios. The Seasons Strategies are limited to investment in the specified funds of the Seasons Series Trust with a pre-determined target asset allocation mix that does not change over the life of the contract. Thus, the Seasons Managed Allocation Portfolios are responsive to changing market conditions, and current judgments of professional management, while the Seasons Strategies assume that the pre-determined asset allocation mix will continue to be consistent with its risk objective. Please read carefully the descriptions of each alternative for more details.

YOU SHOULD READ THE PROSPECTUS FOR THE SEASONS SERIES TRUST CAREFULLY BEFORE INVESTING. THE TRUST PROSPECTUS WHICH IS ATTACHED HERETO CONTAINS DETAILED INFORMATION ABOUT THE UNDERLYING INVESTMENT PORTFOLIOS INCLUDING INVESTMENT OBJECTIVE, GOALS AND RISK FACTORS.

Each Variable Portfolio and its respective managers are:



SELECT PORTFOLIOS

LARGE CAP GROWTH            AIG Global Investment Corp. ("AIGGIC"), Goldman Sachs Asset
                            Management, L.P. ("GSAM"), Janus Capital Management LLC.
                            ("Janus")
LARGE CAP COMPOSITE         AIGGIC, AIG SAAMCo, T. Rowe Price Associates, Inc. ("T. Rowe
                            Price")
LARGE CAP VALUE             AIGGIC, T. Rowe Price, Wellington Management Company, LLP.
                            ("Wellington Management")
MID CAP GROWTH              AIGGIC, T. Rowe Price, Wellington Management
MID CAP VALUE               AIGGIC, GSAM, Lord, Abbett & Co. LLC. ("Lord Abbett")
SMALL CAP                   AIGGIC, AIG SAAMCo, Salomon Brothers Asset Management Inc.
                            ("Salomon")
INTERNATIONAL EQUITY        AIGGIC, Goldman Sachs Asset Management Int'l., Lord Abbett
DIVERSIFIED FIXED INCOME    AIGGIC, AIG SAAMCo, Wellington Management
STRATEGIC FIXED INCOME      AIGGIC, Franklin Advisers, Inc., Salomon
CASH MANAGEMENT             Columbia Management Advisors, LLC

FOCUSED PORTFOLIOS

FOCUS GROWTH                Credit Suisse Asset Management, Inc., Janus, Marsico Capital
                            Management LLC. ("Marsico")
FOCUS GROWTH AND INCOME     AIG SAMMCo, Marsico, Thornburg Investment Management, Inc.
FOCUS VALUE                 J.P. Morgan Investment Inc. ("J.P. Morgan"), Northern Trust
                            Investments, N.A. ("Northern Trust"), Third Avenue
                            Management, LLC.
FOCUS TECHNET               AIG SAAMCo, BAMCO, Inc., RCM Capital Management LLC.

SEASONS MANAGED ALLOCATION PORTFOLIOS

Managed by: Ibbotson Associates Advisors, LLC. ("Ibbotson")

ALLOCATION GROWTH
ALLOCATION MODERATE GROWTH
ALLOCATION MODERATE
ALLOCATION BALANCED



SEASONS STRATEGIES

Managed by: AIG SAAMCo., Janus, Lord Abbett, Putnam, T. Rowe Price, Wellington Management.

GROWTH STRATEGY                     (which invests in Stock Portfolio, Asset Allocation:
                                    Diversified Growth Portfolio and Multi-Managed Growth
                                    Portfolio)

MODERATE GROWTH STRATEGY            (which invests in Stock Portfolio, Asset Allocation:
                                    Diversified Growth Portfolio and Multi-Managed Moderate
                                    Growth Portfolio)

BALANCED GROWTH STRATEGY            (which invests in Stock Portfolio, Asset Allocation:
                                    Diversified Growth Portfolio and Multi-Managed Income/Equity
                                    Portfolio)

CONSERVATIVE GROWTH STRATEGY        (which invests in Stock Portfolio, Asset Allocation:
                                    Diversified Growth Portfolio and Multi-Managed Income
                                    Portfolio)


SELECT AND FOCUSED PORTFOLIOS

The Select Portfolios each have a distinct investment objective, utilizing a disciplined investing style to achieve its objective. Each Select Portfolio invests in an Underlying Fund of the Seasons Series Trust. Except for the Cash Management Variable Portfolio, each Select Portfolio is multi-managed by a team of three subadvisers. One component of each Select Portfolio invests in an unmanaged component that tracks a particular target index or subset of an index. The other two components are actively managed with the exception of the Diversified Fixed Income and Strategic Fixed Income Portfolios which do not have an unmanaged component but three components which are all actively managed. The unmanaged component of each Select Portfolio is intended to balance some of the risks associated with an actively traded portfolio.



Each multi-managed Focused Portfolio offers you at least three different professional managers. Each professional manager advises a separate portion of the Focused Portfolio. Each manager actively selects a limited number of stocks that represent their best stock selections. This approach to investing results in a more concentrated portfolio, which will be less diversified than the Select Portfolios, and may be subject to greater market risks.

SEASONS MANAGED ALLOCATION PORTFOLIOS


Each Seasons Managed Allocation Portfolios has a different investment goal. Each Seasons Managed Allocation Portfolio is structured as a "fund-of-funds," which means that it pursues its investment goal by investing its assets in a combination of the Select Portfolios and the Focused Portfolios. A fund-of-funds strategy generally offers investors an efficient means of diversification among a number of mutual funds while obtaining professional management in determining which funds to select, how much of their assets to commit to each fund, and when to make that selection.



Each Seasons Managed Allocation Portfolio is managed by a professional manager, Ibbotson Associates Advisors, LLC ("Ibbotson"). Ibbotson creates a target allocation annually for each Seasons Managed Allocation Portfolio. The target allocation will reflect the percentage in which a Seasons Managed Allocation Portfolio should invest in the Select and Focused Portfolios. Due to market movements, portfolio management decisions or cash flow consideration, Ibbotson may determine that a Seasons Managed Allocation Portfolio's investments in the Select and Focused Portfolios require adjustments in order to meet its target allocation. Generally, Ibbotson will manage the investments among the Select and Focused Portfolios for each Seasons Managed Allocation Portfolio to match its target allocation and to rebalance assets back to the target allocation, as it deems necessary.


This approach allows the Seasons Managed Allocation Portfolios to offer professional asset management on two levels: 1) the fund management of each underlying Select and Focused Portfolio; and 2) the overlay portfolio management provided by Ibbotson.


Each Seasons Managed Allocation Portfolio can invest in as many as all of the Select and Focused Portfolios. The four Seasons Managed Allocation Portfolios are:


SEASONS MANAGED ALLOCATION PORTFOLIOS    OBJECTIVE                           INVESTMENT STRATEGY
Allocation Growth Portfolio              Long-term capital appreciation      Invest primarily in equity-based
                                                                             portfolios. Designed to provide
                                                                             higher growth potential, while
                                                                             maintaining risk at a reasonable
                                                                             level.
Allocation Moderate Growth Portfolio     Long-term capital appreciation      Focuses on equity investing to
                                                                             help maximize growth potential,
                                                                             but also invests a portion of its
                                                                             assets in the bond market for
                                                                             income.
Allocation Moderate Portfolio            Long-term capital appreciation      Combines equity investing with
                                         and moderate current income         increased exposure to fixed income
                                                                             investing. Designed for investors
                                                                             who want growth, but who are also
                                                                             seeking a moderate level of
                                                                             income.
Allocation Balanced Portfolio            Long-term capital appreciation      Offers the greatest exposure to
                                         and income                          fixed income. Designed for
                                                                             investors who need greater balance
                                                                             of growth potential and current
                                                                             income.

SEASONS STRATEGIES


Each Seasons Strategies has a different investment objective. Each Seasons Strategy is a Variable Portfolio of the Separate Account that invests in three Underlying Funds. The Seasons Strategies differ from the other Variable Portfolios because they each invest in more than one Underlying Fund of Seasons Series Trust. The allocation of money among these Underlying Funds varies depending on the objective of the Seasons Strategy. We designed the Seasons Strategies utilizing an asset allocation approach to meet your investment needs over time, considering factors such as your age, goals and risk tolerance. However, each Seasons Strategy is designed to achieve different levels of growth over time.



The three Underlying Funds in which a Seasons Strategy can invest are detailed on the pie chart below. The percentage that any one of these components represents in each Multi-Managed Portfolio varies in accordance with the investment objective. The Underlying Funds comprising the Seasons Strategies may only be purchased by the Seasons Strategies.

The Seasons Strategies use an investment approach based on asset allocation. This approach is achieved by each Seasons Strategy investing in distinct percentages in three specific Underlying Funds. In turn, the Underlying Funds invest in a combination of domestic and international stocks, bonds and cash. The goal for each Seasons Strategy is to have a specified asset mix of stocks, bonds and cash in accordance with the specified objective of the Seasons Strategy and relative to the Underlying Funds in which the Seasons Strategy invests. The stated target asset allocation percentages and the mix of Underlying Funds comprising each Seasons Strategy does not change for the life of the contract.


SEASONS STRATEGY REBALANCING


At the beginning of each quarter a rebalancing occurs among the Underlying Funds to realign each Seasons Strategy with its distinct percentage investment detailed below in the three Underlying Funds. This rebalancing is designed to help maintain the asset allocation mix for each Seasons Strategy. The pie charts on the following page demonstrate:


     - the asset allocation mix for each Seasons Strategy; and

     - the percentage allocation of each Underlying Fund in which the Seasons Strategy invests.


On the first business day of each quarter (or as close to such date as is administratively practicable) your money will be allocated among the various Underlying Funds according to the percentages set forth on the next page. Additionally, within each Multi-Managed Portfolio, your money will be rebalanced among the various components. Rebalancing a Seasons Strategy may involve shifting a portion of assets out of Underlying Funds with higher returns into Underlying Funds with relatively lower returns.


GROWTH STRATEGY                                                     MODERATE GROWTH STRATEGY
    GOAL: Long-term growth of capital, allocating its assets            GOAL: Growth of capital through investments in equities,
primarily to stocks. This Seasons Strategy may be best suited       with a secondary objective of conservation of principal by
for those with longer periods to invest.                            allocating more of its assets to bonds than the Growth
Target Asset Allocation:                                            Strategy. This Seasons Strategy may be best suited for those
    Stocks 80%        Bonds 15%        Cash 5%                      nearing retirement years but still earning income.
                                                                    Target Asset Allocation:
[GROWTH STRATEGY CHART]                                                 Stocks 70%        Bonds 25%        Cash 5%
Stock Portfolio (T Rowe Price) - 25%
Asset Allocation: Diversified Growth Portfolio (Putnam) - 25%       [MODERATE GROWTH CHART]
Multi-Managed Growth Portfolio - 50%                                Stock Portfolio (T Rowe Price) - 20%
  Fixed Income component (Wellington) - 10%                         Asset Allocation: Diversified Growth Portfolio (Putnam) - 25%
  Balanced component (Lord Abbett/AIG SAAMCo) - 10%                 Multi-Managed Moderate Growth Portfolio - 55%
  Aggressive Growth component (AIG SAAMCo) - 10%                      Fixed Income component (Wellington) - 19.8%
  Growth component (Janus) - 20%                                      Balanced component (Lord Abbett/AIG SAAMCo) - 9.9%
                                                                      Aggressive Growth component (AIG SAAMCo) - 9.9%
                                                                      Growth component (Janus) - 15.4%




BALANCED GROWTH STRATEGY                                            CONSERVATIVE GROWTH STRATEGY
    GOAL: Focuses on conservation of principal by investing             GOAL: Capital preservation while maintaining some
in a more balanced weighting of stocks and bonds, with a            potential for growth over the long term. This Seasons
secondary objective of seeking a high total return. This            Strategy may be best suited for those with lower investment
Seasons Strategy may be best suited for those approaching           risk tolerance.
retirement and with less tolerance for investment risk.             Target Asset Allocation:
Target Asset Allocation:                                                Stocks 42%        Bonds 53%        Cash 5%
    Stocks 55%        Bonds 40%        Cash 5%
                                                                    [CONSERVATIVE GROWTH CHART]
[BALANCED GROWTH CHART]                                             Stock Portfolio (T Rowe Price) - 15%
Stock Portfolio (T Rowe Price) - 20%                                Asset Allocation: Diversified Growth Portfolio (Putnam) - 25%
Asset Allocation: Diversified Growth Portfolio (Putnam) - 25%       Multi-Managed Income Portfolio - 60%
Multi-Managed Income/Equity Portfolio - 55%                           Fixed Income component (Wellington) - 45%
  Fixed Income component (Wellington) - 29.7%                         Balanced component (Lord Abbett/AIG SAAMCo) - 10.2%
  Balanced component (Lord Abbett/AIG SAAMCo) - 15.4%                 Growth component (Janus) - 4.8%
  Growth component (Janus) - 9.9%

FIXED ACCOUNTS


Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - INITIAL RATE: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - CURRENT RATE: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - RENEWAL RATE: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.


At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to make transfers and Purchase Payments into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.


DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios according to your instructions or your current allocation instruction on file.


DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. Please note, for administrative reasons, we accumulate all subsequent Purchase Payments made in a given month into a single trade, and apply the fixed rate of interest available at that time. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.


DOLLAR COST AVERAGING PROGRAM


The DCA program allows you to invest gradually in the Variable Portfolios at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any other Variable Portfolio ("target account"). Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.


We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Account only accepts initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Accounts, we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


     EXAMPLE OF DCA PROGRAM:



     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:


  ----------------------------------------------------------------------------
  MONTH             ACCUMULATION UNIT                  UNITS PURCHASED
  ----------------------------------------------------------------------------
     1                    $ 7.50                             100
     2                    $ 5.00                             150
     3                    $10.00                              75
     4                    $ 7.50                             100
     5                    $ 5.00                             150
     6                    $ 7.50                             100
  ----------------------------------------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

TRANSFERS DURING THE ACCUMULATION PHASE


Subject to our rules, restrictions and policies, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any Fixed Accounts by telephone, through the Company's website (www.aigsunamerica.com), in writing by mail, or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.



Any transfer request will be priced as of the day it is received by us in good order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.


Funds already in your contract cannot be transferred into the DCA Fixed Accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

TRANSFER POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of an Underlying Fund. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund and/or (2) increased brokerage and administrative costs due to forced and unplanned fund turnover; both of which may dilute the value of the shares in the Underlying Fund and reduce value for all investors in the Variable Portfolio. In addition to negatively impacting the contract owner, a reduction in contract value may also be harmful to annuitants and/or beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading.


We charge for transfers in excess of 15 in any contract year. Currently, the fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.



In addition to charging a fee when you exceed 15 transfers as described in the preceding paragraph, all transfer requests in excess of 5 transfers within a rolling six-month look-back period must be submitted by United States Postal Service first-class mail ("U.S. Mail") for twelve months from the date of your 5th transfer request ("Standard U.S. Mail Policy"). For example, if you made a transfer on February 15, 2006 and within the previous six months (from August 15, 2005 forward) you made 5 transfers including the February 15th transfer, then all transfers made for twelve months after February 15, 2006 must be submitted by U.S. Mail (from February 16, 2006 through February 15, 2007). We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy. We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.



We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which reflect what we consider to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to impose further limits on the number and frequency of transfers you can make, impose minimum holding periods and/or reject any transfer request or terminate your transfer privileges. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept transfers from a third party acting for you and not to accept preauthorized transfer forms.


Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies; and/or

     (6) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations. We cannot guarantee that we will detect and/or deter all Short-Term Trading. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. You should be aware that the design of our administrative procedures involves inherently subjective decisions, which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks to Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS BELOW.

AUTOMATIC ASSET REBALANCING PROGRAM


Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing program, your investments in the Variable Portfolios are periodically rebalanced to return your allocations to the percentages given at your last instruction for no additional charge. Automatic Asset Rebalancing typically involves shifting a portion of your money out of a Variable Portfolio with a higher return into a Variable Portfolio with a lower return. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.


     EXAMPLE OF AUTOMATIC ASSET REBALANCING PROGRAM:


     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in a bond Variable Portfolio and 50% in a stock Variable Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the bond Variable Portfolio now represents 60% of your holdings because it has increased in value and the growth Variable Portfolio represents 40% of your holdings. If you chose quarterly rebalancing, on the last day of that quarter, we would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 50% and use the money to buy more Accumulation Units in the stock Variable Portfolio to increase those holdings to 50%.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

VOTING RIGHTS


The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS


We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolio or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, we may be required to obtain SEC approval or your approval.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


You can access money in your contract by making a partial or total withdrawal, and/or by receiving income payments during the Income Phase. SEE INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in good order if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.


If you make a total withdrawal, we may also deduct any applicable premium taxes. SEE EXPENSES BELOW.


Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $100, after the withdrawal and your total contract value must be at least $500. You must send a written withdrawal request. For withdrawals of $500,000 and more, you must submit a signature guarantee at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. IN THE EVENT THAT A PROPORTIONATE PARTIAL WITHDRAWAL WOULD CAUSE THE VALUE OF ANY VARIABLE PORTFOLIO OR FIXED ACCOUNT INVESTMENT TO BE LESS THAN $100, WE WILL CONTACT YOU TO OBTAIN ALTERNATE INSTRUCTIONS ON HOW TO STRUCTURE THE WITHDRAWAL.


Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM


During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age
59 1/2.


The program is not available to everyone. Please check with our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

MINIMUM CONTRACT VALUE


Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract value is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. SEE TAXES BELOW for a more detailed explanation.


DEATH BENEFITS

--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.


We do not pay a death benefit if you die after you switch to the Income Phase. In that case, your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. SEE INCOME OPTIONS BELOW.



You designate your Beneficiary, who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint owner is the sole beneficiary.



We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in good order (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. We consider the following satisfactory proof of death:



     1. a certified copy of the death certificate; or



     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or



     3. a written statement by a medical doctor who attended the deceased at the time of death; or



     4. any other proof satisfactory to us.



If a Beneficiary does not elect a specific form of pay out, within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.



The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.



If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract. SEE SPOUSAL CONTINUATION BELOW.



DEATH BENEFIT DEFINED TERMS


The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.


We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal, including fees and charges applicable to that withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.


To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.


THE COMPANY DOES NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.


DEATH BENEFIT OPTIONS


This contract provides a Standard Death Benefit which is automatically included in your contract for no additional fee and optional enhanced death benefits which you may elect for an additional fee.


STANDARD DEATH BENEFIT

If the contract is issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:

     1. Contract value; or


     2. Net Purchase Payments.



If the contract is issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit is the greater of:


     1. Contract value; or

     2. The lesser of:


        a. Net Purchase Payments; or


        b. 125% of Contract Value.

OPTIONAL ENHANCED DEATH BENEFIT


For an additional fee, you may elect one of the enhanced death benefits below which can provide greater protection for your beneficiaries. If you elect an enhanced death benefit, you must choose one of the options listed below at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the enhanced death benefit is 0.15% of the average daily ending value of the assets you have allocated to the Variable Portfolios.


OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION


If the contract is issued prior to your 75th birthday, the death benefit is the greatest of:



     1. Contract value; or



     2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or the date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Net Purchase Payments received after the 75th birthday; or



     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Net Purchase Payments received after the seventh contract anniversary.



The Purchase Payment Accumulation Option can only be elected prior to your 75th birthday.


OPTION 2 - MAXIMUM ANNIVERSARY OPTION


If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:



     1. Contract value; or



     2. Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments since that anniversary.



The Maximum Anniversary Value option can only be elected prior to your 83rd birthday.



Under the Maximum Anniversary Value option, if you die on or after your 90th birthday the death benefit is equal to your contract value. If you die on or after your 90th birthday, the Standard Death Benefit may provide more value to your beneficiaries than the Maximum Anniversary Value option. Further, there is no additional charge for the Standard Death Benefit and there is an additional charge for the Maximum Anniversary Value option. You should discuss the death benefit options with your financial representative prior to making an election.


If you purchased your contract prior to August 2, 2004, please refer to the Statement of Additional Information for a description of the death benefit options.


For contracts in which the aggregate of all Purchase Payments in contracts issued by AIG SunAmerica Life and/or First SunAmerica to the same owner/annuitant are in excess of $1,000,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.



OPTIONAL ESTATEPLUS BENEFIT



EstatePlus, an optional benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you are age 81 or older at the time we issue your contract.



In order to elect EstatePlus, you must have also elected one of the optional enhanced death benefits described above. You must elect EstatePlus at the time we issue your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.



We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.


The table below applies to contracts issued prior to your 70th birthday:

      -----------------------------------------------------------------------------------------------
           CONTRACT YEAR                 ESTATEPLUS                            MAXIMUM
             OF DEATH                    PERCENTAGE                      ESTATEPLUS BENEFIT
      -----------------------------------------------------------------------------------------------
            Years 0 - 4                25% of Earnings              40% of Net Purchase Payments
      -----------------------------------------------------------------------------------------------
            Years 5 - 9                40% of Earnings              65% of Net Purchase Payments*
      -----------------------------------------------------------------------------------------------
             Years 10+                 50% of Earnings              75% of Net Purchase Payments*
      -----------------------------------------------------------------------------------------------

The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:

      -----------------------------------------------------------------------------------------------
           CONTRACT YEAR                 ESTATEPLUS                            MAXIMUM
             OF DEATH                    PERCENTAGE                      ESTATEPLUS BENEFIT
      -----------------------------------------------------------------------------------------------
        All Contract Years             25% of Earnings              40% of Net Purchase Payments*
      -----------------------------------------------------------------------------------------------


* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.



What is the Contract Year of Death?



Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.

What is the EstatePlus Percentage?



We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.



What is the Maximum EstatePlus Benefit?



The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.



EstatePlus may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please contact your financial representative for information regarding availability.



A Continuing Spouse may continue or terminate EstatePlus on the Continuation Date but cannot continue the contract with EstatePlus if they are age 81 or older on the Continuation Date. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary. SEE SPOUSAL CONTINUATION BELOW.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ESTATEPLUS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract and its benefit and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place once, upon the death of the original owner of the contract.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original owner.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to us ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

PLEASE SEE DEATH BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THOSE BENEFITS.

EXPENSES
--------------------------------------------------------------------------------


There are fees and expenses associated with your contract which reduce your investment return. We will not increase the contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below. Please see Appendix C for state-specific expenses.

SEPARATE ACCOUNT EXPENSES



The annualized Separate Account expense is 1.55% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.



Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.



If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any legitimate cost or expense including supporting distribution. SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES


The Separate Account purchases shares of the Variable Portfolios. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. These fees may vary. They are not fixed or specified in your annuity contract, rather the Variable Portfolios are governed by their own boards of trustees.


12B-1 FEES

Underlying Fund shares are subject to a fee of up to 0.25% imposed under a servicing plan adopted by the Seasons Series Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940.

FOR MORE DETAILED INFORMATION ON THESE UNDERLYING FUND FEES, REFER TO THE PROSPECTUS FOR THE SEASONS SERIES TRUST.

TRANSFER FEE

Generally, we permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. SEE TRANSFERS DURING THE ACCUMULATION PHASE ABOVE.

OPTIONAL ENHANCED DEATH BENEFIT FEE


The annualized fee for the optional enhanced death benefit is 0.15% of the average daily ending net asset value allocated to the Variable Portfolio(s).



OPTIONAL ESTATEPLUS FEE



The annualized fee for the optional EstatePlus is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).


PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. We deduct these premium tax charges when you fully surrender your contract or begin the Income Phase. In the future, we may deduct this premium tax at the time you make a Purchase Payment or upon payment of a death benefit.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

INCOME OPTIONS
--------------------------------------------------------------------------------

ANNUITY DATE


During the Income Phase, we use the money accumulated in your contract to make regular annuity income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You must provide us with a written request of the date you want annuity income payments to begin. Your annuity date is the first day of the month you select annuity income payments to begin ("Annuity Date"). You may change your Annuity Date, so long as you do so at least seven days before the annuity income payments are scheduled to begin. Except as indicated under Option 5 below, once you begin receiving annuity income payments, you cannot otherwise access your money through a withdrawal or surrender.



Annuity income payments must begin on or before your Latest Annuity Date. If you do not choose an Annuity Date, your annuity income payments will automatically begin on the Latest Annuity Date.


If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.


ANNUITY INCOME OPTIONS



You must contact us to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option before beginning the Income Phase. If you elect to receive annuity income payments but do not select an option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years.



We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive your notification no annuity income option based on the life of the Annuitant may be elected.


OPTION 1 - LIFE INCOME ANNUITY


This option provides annuity income payments for the life of the Annuitant. Annuity income payments stop when the Annuitant dies.

OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY


This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments stop when the survivor dies.


OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED


This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED


This option is similar to Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


OPTION 5 - INCOME FOR A SPECIFIED PERIOD


This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments. If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.


The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.


Please read the Statement of Additional Information for a more detailed discussion of the annuity income options.


FIXED OR VARIABLE INCOME PAYMENTS


You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.



ANNUITY INCOME PAYMENTS



We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity date, your annuity income payments vary depending on the following:



     - for life options, your age when annuity income payments begin; and


     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.



If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.



The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.


TRANSFERS DURING THE INCOME PHASE


During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. SEE ALSO ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

TAXES
--------------------------------------------------------------------------------

NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.


If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS


If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other purchase payments and earnings in the contract. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:



     - after attaining age 59 1/2;



     - when paid to your beneficiary after you die;



     - after you become disabled (as defined in the IRC);



     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age
       59 1/2, whichever is later;



     - under an immediate annuity contract;



     - which are attributable to Purchase Payments made prior to August 14, 1982.


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS (INCLUDING 457(B) ELIGIBLE DEFERRED COMPENSATION PLANS)


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified Contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including the Owner's attainment of age 59 1/2 and at least five years in a Roth account under the plan or IRA, will not be subject to federal income taxation.



The taxable portion of any withdrawal or income payment from a Qualified Contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:



     - after attainment of age 59 1/2;



     - when paid to your beneficiary after you die;



     - after you become disabled (as defined in the IRC);



     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;



     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);



     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);



     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;



     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs)



     - for payment of health insurance if you are unemployed and meet certain requirements

     - distributions from IRAs for higher education expenses



     - distributions from IRAs for first home purchases



     - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply.



The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. Transfer among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the Code, regulations, IRS pronouncements, and other applicable legal authorities. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.


Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

MINIMUM DISTRIBUTIONS


Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age 70 1/2. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.


You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.


The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from Qualified annuity contracts. One of the regulations effective January 1, 2006 will require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and living benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor.


TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.


If you own a Qualified contract and purchase these enhanced death benefits the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.


CONTRACTS OWNED BY A TRUST OR CORPORATION


A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-qualified annuity contract.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT


If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non- Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-qualified contract.


The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL


The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.



The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.



These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

OTHER INFORMATION
--------------------------------------------------------------------------------

AIG SUNAMERICA LIFE

The Company is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, the Company redomesticated under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

THE SEPARATE ACCOUNT


The Company established the Separate Account, Variable Annuity Account Five, under Arizona law on July 8, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.


The Company owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

THE GENERAL ACCOUNT

Money allocated to any Fixed Accounts goes into the Company's general account. The general account consists of all of the Company's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.


The Company has a support agreement in effect between the Company and its ultimate parent company, AIG, and the Company's insurance policy obligations are guaranteed by American Home Assurance Company, ("American Home"), a subsidiary of AIG. See the Statement of Additional Information for more information regarding these arrangements.



Circumstances affecting AIG can have an impact on the Company. For example, the recent downgrades and ratings actions taken by the major rating agencies with respect to AIG resulted in corresponding downgrades and ratings actions being taken with respect to the Company's ratings. There can be no assurance that such ratings agencies will not take further action with respect to such ratings. Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us.


GUARANTEE OF INSURANCE OBLIGATIONS


Insurance obligations under contracts issued by the Company are guaranteed by American Home, an affiliate of the Company. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and income options. The guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The guarantee provides that the Company's contract owners can enforce the guarantee directly.


The Company expects that the American Home guarantee will be terminated within the next year. However, the insurance obligations on contracts issued prior to termination of the American Home guarantee would continue to be covered, including obligations arising from Purchase Payments received after termination, until satisfied in full.


American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is a wholly owned subsidiary of AIG.

PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT


PAYMENTS TO BROKER-DEALERS

Registered representatives of broker-dealers sell the contract. We pay commissions to the broker-dealers for the sale of your contract ("Contract Commissions"). There are different structures by which a broker-dealer can choose to have their Contract Commissions paid. For example, as one option, we may pay upfront Contract Commission only, that may be up to a maximum 3% of each Purchase Payment you invest (which may include promotional amounts). Another option may be a lower upfront Contract Commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually. Generally, the higher the upfront commissions, the lower the trail and vice versa. We pay Contract Commissions directly to the broker-dealer with whom your registered representative is affiliated. Registered representatives may receive a portion of these amounts we pay in accordance with any agreement in place between the registered representative and his/her broker-dealer firm.


We may pay support fees in the form of additional cash or non-cash compensation. These payments can take a variety of forms. They may be intended to reimburse the broker-dealer and/or a specific registered representative for specific expenses incurred or may be calculated as a percentage of sales, certain assets under management, and/or assets invested with us for a particular amount of time (persistency bonus). We may also pay support fees as a flat fee. These payments may be consideration for, among other things, presentation within the broker-dealer firm as a preferred product provider, greater access to train and educate the firm's registered representatives about our products, our participation in the firm's sales conferences and educational seminars and broker-dealers' due diligence on our products. Payment of these support fees may result in our products receiving more visible promotion within the firms than other insurers who might not make such payments or might pay smaller amounts. We enter into such arrangements in our discretion and we may negotiate customized arrangements with firms, including affiliated and non-affiliated broker-dealers based on various factors. We do not deduct these amounts directly from your Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under variable contracts sold.



Contract commissions and other support fees have a financial impact on the broker-dealer firm and your registered representative and therefore may influence the broker-dealer and its registered representatives to present this contract over others available in the market place. You should discuss with your broker-dealer and/or registered representative how they are compensated for sales of a contract and any resulting real or perceived conflicts of interest.



AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SunAmerica Capital Services, an affiliate of the Company, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are retained in connection with the distribution of the contracts.


PAYMENTS WE RECEIVE


In addition to amounts received pursuant to established 12b-1 Plans from the Underlying Funds, we receive compensation from the Trusts' investment advisor related to the availability of the Underlying Funds in the contract. Such amounts received from our affiliate, AIG SAAMCo, are paid pursuant to a profit sharing agreement and are not expected to exceed 0.50% annually based on assets under management. Furthermore, AIG SAAMCo and/or certain subadvisers may help offset the costs we incur for training to support sales of the Underlying Funds in the contract.


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS


There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion, these matters are not material in relation to the financial position of the Company.



On February 9, 2006, AIG announced that it had reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities & Exchange Commission, ("SEC"), Department of Justice ("DOJ"), the Office of the New York Attorney General and the New York State Department of Insurance ("NYAG and DOI"). The settlements resolved outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to serve as a depositor for separate accounts. The Company expects that permanent permission to be forthcoming, as the SEC has granted this type of relief to others in the past in similar circumstances. There is no assurance that permanent permission will be granted, however.


FINANCIAL STATEMENTS

AIG SUPPORT AGREEMENT

AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.

WHERE YOU CAN FIND MORE INFORMATION


The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus.



We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Amended Annual Report on Form 10-K/A for the year ended December 31, 2005, filed on June 19, 2006, in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.



AIG is subject to the informational requirements of the Exchange Act. AIG files reports and other information with the SEC to meet those requirements. AIG files this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov. You can also inspect and copy this information at SEC public facilities at the following locations:



WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549



CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604



NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281


To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

AIG SunAmerica Life Assurance Company
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-SUN2


The financial statements of the Company, the Separate Account and American Home can be found in the Statement of Additional Information ("SAI"). You may obtain a free copy of this SAI if you contact our Annuity Service Center at (800) 445-SUN2.



REGISTRATION STATEMENTS



Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

TABLE OF CONTENTS OF

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are listed below.


Separate Account............................................    3
American Home Assurance Company.............................    3
General Account.............................................    3
Support Agreement Between the Company and AIG...............    4
Performance Data............................................    4
Annuity Payments............................................    6
Annuity Unit Values.........................................    6
Death Benefits for Contracts Prior to August 2, 2004........    9
Taxes.......................................................   10
Distribution of Contracts...................................   15
Financial Statements........................................   15

APPENDIX A - DEATH BENEFITS FOLLOWING

SPOUSAL CONTINUATION
--------------------------------------------------------------------------------

The following details the death benefit options and EstatePlus benefit available upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original owner of the contract, and the age of the Continuing Spouse as of the Continuation Date and Continuing Spouse's date of death.


Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.



The term "Continuation Net Purchase Payment" is used frequently in describing the death benefit payable upon a spousal continuation. We define Continuation Net Purchase Payment as Net Purchase Payments made as of the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, the Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution, if any.


The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.


THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.


A.  DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

1. STANDARD DEATH BENEFIT

     If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greater of:

     a. Contract value; or


     b. Continuation Net Purchase Payments.


If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:

     a. Contract value; or

     b. The lesser of:


        (1) Continuation Net Purchase Payments; or


        (2) 125% of the contract value.

If the Continuing Spouse is age 86 and older on the Continuation Date, the death benefit is equal to the contract value.

2. PURCHASE PAYMENT ACCUMULATION OPTION


If the Continuing Spouse is age 74 or younger on the Continuation Date, the death benefit will be the greatest of:



     a. Contract value; or



     b. Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Net Purchase Payments received after the Continuing Spouse's 75th birthday; or



     c. Contract value on the seventh contract anniversary (from the original contract issue date), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments received after the seventh contract anniversary.

If the Continuing Spouse is age 75-82 on the Continuation Date, the death benefit will be the greatest of:



     a. Contract value; or



     b. Continuation Net Purchase Payments; or



     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Net Purchase Payments received since that anniversary date.



If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the Standard Death Benefit described above and the fee for the Purchase Payment Accumulation option will no longer be deducted as of the Continuation Date.



If the Continuing Spouse is age 86 or older on the Continuation Date or age 90 or older on the date of death, the death benefit is equal to contract value.


3. MAXIMUM ANNIVERSARY VALUE OPTION


If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:



     a. Contract value; or



     b. Continuation Net Purchase Payments; or



     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Net Purchase Payments received since that anniversary date.


If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit described above and the fee for the Maximum Anniversary Value option will not longer be deducted as of the Continuation Date.


If the Continuing Spouse is age 86 and older on the Continuation Date, the death benefit is equal to contract value. If the Continuing Spouse is age 90 or older at the time of death, the death benefit is equal to contract value.



Please see the Statement of Additional Information for a description of the death benefit calculations following a Spousal Continuation for contracts issued before August 2, 2004.


B.  THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus benefit is not payable after the Latest Annuity Date.


If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary Value option.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:


--------------------------------------------------------------------------------------------
                             ESTATEPLUS
CONTRACT YEAR OF DEATH       PERCENTAGE                 MAXIMUM ESTATEPLUS BENEFIT
--------------------------------------------------------------------------------------------
       Years 0-4          25% of Earnings       40% of Continuation Net Purchase Payments
--------------------------------------------------------------------------------------------
       Years 5-9          40% of Earnings       65% of Continuation Net Purchase Payments*
--------------------------------------------------------------------------------------------
       Years 10+          50% of Earnings       75% of Continuation Net Purchase Payments*
--------------------------------------------------------------------------------------------


On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:


------------------------------------------------------------------------------------------
                            ESTATEPLUS
CONTRACT YEAR OF DEATH      PERCENTAGE                MAXIMUM ESTATEPLUS BENEFIT
------------------------------------------------------------------------------------------
  All Contract Years      25% of Earnings     40% of Continuation Net Purchase Payments*
------------------------------------------------------------------------------------------


* PURCHASE PAYMENTS RECEIVED AFTER THE 5TH ANNIVERSARY OF THE CONTINUATION DATE MUST REMAIN IN THE CONTRACT FOR AT LEAST 6 FULL MONTHS TO BE INCLUDED AS PART OF THE CONTINUATION NET PURCHASE PAYMENTS FOR THE PURPOSE OF THE MAXIMUM ESTATEPLUS PERCENTAGE CALCULATION.

What is the Contract Year of Death?


Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death. The Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the tables above.



What is the EstatePlus Percentage?



We determine the EstatePlus benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earning in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings equals (1) minus (2) where


     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).


What is the Maximum EstatePlus Amount?



The EstatePlus Benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

APPENDIX B - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


SEASONS SERIES TRUST -- CLASS 3 SHARES



                                                                           FISCAL    FISCAL     FISCAL
                                                                            YEAR      YEAR       YEAR
                                                            INCEPTION TO    ENDED     ENDED     ENDED
                        STRATEGIES                            4/30/03      4/30/04   4/30/05   4/30/06
----------------------------------------------------------  ------------   -------   -------   --------
-------------------------------------------------------------------------------------------------------
Growth (Inception Date: 11/11/02)
  Beginning AUV...........................................  (a)  $12.308   $12.813   $14.953   $ 15.652
                                                            (b)  $12.308   $12.565   $14.510   $ 15.130
  Ending AUV..............................................  (a)  $12.813   $14.953   $15.652   $ 17.966
                                                            (b)  $12.565   $14.510   $15.130   $ 17.298
  Ending Number of AUs....................................  (a)      290    26,908    35,597     33,675
                                                            (b)        8    21,268    34,963     37,457
-------------------------------------------------------------------------------------------------------
Moderate Growth (Inception Date: 11/11/02)
  Beginning AUV...........................................  (a)  $12.319   $12.820   $14.673   $ 15.284
                                                            (b)  $12.319   $12.576   $14.340   $ 14.873
  Ending AUV..............................................  (a)  $12.820   $14.673   $15.284   $ 17.231
                                                            (b)   12.576   $14.340   $14.873   $ 16.701
  Ending Number of AUs....................................  (a)      874    64,203    90,750     81,064
                                                            (b)        8    21,756    26,869     41,749
-------------------------------------------------------------------------------------------------------
Balanced Growth (Inception Date: 11/11/02)
  Beginning AUV...........................................  (a)  $12.364   $12.839   $14.323   $ 14.940
                                                            (b)  $12.364   $12.679   $14.090   $ 14.636
  Ending AUV..............................................  (a)  $12.839   $14.323   $14.940   $ 16.331
                                                            (b)  $12.679   $14.090   $14.636   $ 15.934
  Ending Number of AUs....................................  (a)   17,239   139,718   189,325    177,442
                                                            (b)    9,352   335,914   308,555    293,408
-------------------------------------------------------------------------------------------------------
Conservative Growth (Inception Date: 11/11/02)
  Beginning AUV...........................................  (a)  $12.623   $13.132   $14.310   $ 14.870
                                                            (b)  $12.623   $12.880   $13.940   $ 14.430
  Ending AUV..............................................  (a)  $13.132   $14.310   $14.870   $ 15.906
                                                            (b)  $12.880   $13.940   $14.430   $ 15.374
  Ending Number of AUs....................................  (a)    1,694   243,545   395,386    388,490
                                                            (b)        8    71,795    76,360    104,231
-------------------------------------------------------------------------------------------------------


     (a) Without election of Enhanced Death Benefit and EstatePlus.
     (b) With election of Enhanced Death Benefit and EstatePlus.
        AUV - Accumulation Unit Value
        AU - Accumulation Units

                                                                           FISCAL    FISCAL     FISCAL
                                                                            YEAR      YEAR       YEAR
                                                            INCEPTION TO    ENDED     ENDED     ENDED
                    FOCUSED PORTFOLIOS                        4/30/03      4/30/04   4/30/05   4/30/06
----------------------------------------------------------  ------------   -------   -------   --------
-------------------------------------------------------------------------------------------------------
Focus Growth (Inception Date: 11/11/02)
  Beginning AUV...........................................  (a)  $ 5.332   $ 5.591   $ 7.142   $  6.789
                                                            (b)  $ 5.332   $ 5.492   $ 6.920   $  6.553
  Ending AUV..............................................  (a)  $ 5.591   $ 7.142   $ 6.789   $  8.084
                                                            (b)  $ 5.492   $ 6.920   $ 6.553   $  7.772
  Ending Number of AUs....................................  (a)       19    67,762    74,185    119,512
                                                            (b)       19    24,012    29,007     13,692
-------------------------------------------------------------------------------------------------------
Focus Growth & Income (Inception Date: 11/11/02)
  Beginning AUV...........................................  (a)  $ 6.971   $ 7.473   $ 9.029   $  9.066
                                                            (b)  $ 6.971   $ 7.343   $ 8.800   $  8.804
  Ending AUV..............................................  (a)  $ 7.473   $ 9.029   $ 9.066   $ 10.456
                                                            (b)  $ 7.343   $ 8.800   $ 8.804   $ 10.113
  Ending Number of AUs....................................  (a)    9,721    82,642   128,711    154,036
                                                            (b)       15    44,389    47,050     24,939
-------------------------------------------------------------------------------------------------------
Focus Value (Inception Date: 11/11/02)
  Beginning AUV...........................................  (a)  $ 8.438   $ 9.367   $12.177   $ 13.429
                                                            (b)  $ 8.438   $ 9.227   $11.900   $ 13.071
  Ending AUV..............................................  (a)  $ 9.367   $12.177   $13.429   $ 15.963
                                                            (b)  $ 9.227   $11.900   $13.071   $ 15.475
  Ending Number of AUs....................................  (a)    1,339    47,852   112,865    124,210
                                                            (b)       12     8,150    16,250     16,823
-------------------------------------------------------------------------------------------------------
Focus TechNet (Inception Date: 11/11/02)
  Beginning AUV...........................................  (a)  $ 2.414   $ 2.808   $ 4.290   $  4.131
                                                            (b)  $ 2.414   $ 2.769   $ 4.190   $  4.019
  Ending AUV..............................................  (a)  $ 2.808   $ 4.290   $ 4.131   $  5.361
                                                            (b)  $ 2.769   $ 4.190   $ 4.019   $  5.194
  Ending Number of AUs....................................  (a)       43    65,021    70,074     89,010
                                                            (b)       42     9,849    13,012      9,006
-------------------------------------------------------------------------------------------------------


     (a) Without election of Enhanced Death Benefit and EstatePlus.
     (b) With election of Enhanced Death Benefit and EstatePlus.
        AUV - Accumulation Unit Value
        AU - Accumulation Units

                                                                           FISCAL    FISCAL     FISCAL
                                                                            YEAR      YEAR       YEAR
                                                            INCEPTION TO    ENDED     ENDED     ENDED
                    SELECT PORTFOLIOS                         4/30/03      4/30/04   4/30/05   4/30/06
----------------------------------------------------------  ------------   -------   -------   --------
-------------------------------------------------------------------------------------------------------
Large-Cap Growth (Inception Date: 11/11/02)
  Beginning AUV...........................................  (a)  $ 6.583   $ 6.815   $ 8.090   $  8.355
                                                            (b)  $ 6.583   $ 6.726   $ 7.950   $  8.180
  Ending AUV..............................................  (a)  $ 6.815   $ 8.090   $ 8.355   $  9.521
                                                            (b)  $ 6.726   $ 7.950   $ 8.180   $  9.283
  Ending Number of AUs....................................  (a)    3,638    54,280   101,826    159,452
                                                            (b)    3,614    26,070    41,806     51,778
-------------------------------------------------------------------------------------------------------
Large-Cap Composite (Inception Date: 11/11/02)
  Beginning AUV...........................................  (a)  $ 7.195   $ 7.455   $ 8.805   $  9.140
                                                            (b)  $ 7.195   $ 7.328   $ 8.580   $  8.869
  Ending AUV..............................................  (a)  $ 7.455   $ 8.805   $ 9.140   $ 10.258
                                                            (b)  $ 7.328   $ 8.580   $ 8.869   $  9.914
  Ending Number of AUs....................................  (a)      281    30,328    37,267     65,473
                                                            (b)       14     8,963    22,448     22,441
-------------------------------------------------------------------------------------------------------
Large-Cap Value (Inception Date: 11/11/02)
  Beginning AUV...........................................  (a)  $ 8.760   $ 9.217   $11.357   $ 12.175
                                                            (b)  $ 8.760   $ 9.102   $11.170   $ 11.926
  Ending AUV..............................................  (a)  $ 9.217   $11.357   $12.175   $ 14.015
                                                            (b)  $ 9.102   $11.170   $11.926   $ 13.674
  Ending Number of AUs....................................  (a)    2,728    40,668   120,273    131,900
                                                            (b)    2,691    23,298    46,965     51,959
-------------------------------------------------------------------------------------------------------
Mid-Cap Growth (Inception Date: 11/11/02)
  Beginning AUV...........................................  (a)  $ 9.521   $10.282   $13.764   $ 13.969
                                                            (b)  $ 9.521   $10.144   $13.530   $ 13.670
  Ending AUV..............................................  (a)  $10.282   $13.764   $13.969   $ 18.136
                                                            (b)  $10.144   $13.530   $13.670   $ 17.677
  Ending Number of AUs....................................  (a)    3,501    34,881    63,481     97,635
                                                            (b)      688    12,457    13,599     18,504
-------------------------------------------------------------------------------------------------------
Mid-Cap Value (Inception Date: 11/11/02)
  Beginning AUV...........................................  (a)  $11.872   $12.418   $16.248   $ 18.574
                                                            (b)  $11.872   $12.206   $15.900   $ 18.099
  Ending AUV..............................................  (a)  $12.418   $16.248   $18.574   $ 22.183
                                                            (b)  $12.206   $15.900   $18.099   $ 21.530
  Ending Number of AUs....................................  (a)    3,525    34,190    70,349    116,441
                                                            (b)        9    10,198    20,526     23,798
-------------------------------------------------------------------------------------------------------
Small-Cap (Inception Date: 11/11/02)
  Beginning AUV...........................................  (a)  $ 7.663   $ 8.127   $10.404   $ 10.349
                                                            (b)  $ 7.663   $ 7,996   $10.190   $ 10.090
  Ending AUV..............................................  (a)  $ 8.127   $10.404   $10.349   $ 12.840
                                                            (b)  $ 7.996   $10.190   $10.090   $ 12.470
  Ending Number of AUs....................................  (a)    3,095    40,655    87,477    138,109
                                                            (b)       13    15,575    19,773     23,110
-------------------------------------------------------------------------------------------------------


     (a) Without election of Enhanced Death Benefit and EstatePlus.
     (b) With election of Enhanced Death Benefit and EstatePlus.
        AUV - Accumulation Unit Value
        AU - Accumulation Units

                                                                           FISCAL    FISCAL     FISCAL
                                                                            YEAR      YEAR       YEAR
                                                            INCEPTION TO    ENDED     ENDED     ENDED
                    SELECT PORTFOLIOS                         4/30/03      4/30/04   4/30/05   4/30/06
----------------------------------------------------------  ------------   -------   -------   --------
-------------------------------------------------------------------------------------------------------
International Equity (Inception Date: 11/11/02)
  Beginning AUV...........................................  (a)  $ 5.883   $ 5.824   $ 7.769   $  8.524
                                                            (b)  $ 5.883   $ 5.760   $ 7.680   $  8.387
  Ending AUV..............................................  (a)  $ 5.824   $ 7.769   $ 8.524   $ 11.278
                                                            (b)  $ 5.760   $ 7.680   $ 8.387   $ 11.053
  Ending Number of AUs....................................  (a)    8,801    48,382   133,471    234,120
                                                            (b)    1,344    13,618    46,634     47,077
-------------------------------------------------------------------------------------------------------
Diversified Fixed Income (Inception Date: 11/11/02)
  Beginning AUV...........................................  (a)  $11.163   $11.416   $11.337   $ 11.654
                                                            (b)  $11.163   $11.402   $11.280   $ 11.549
  Ending AUV..............................................  (a)  $11.416   $11.337   $11.654   $ 11.409
                                                            (b)  $11.402   $11.280   $11.549   $ 11.260
  Ending Number of AUs....................................  (a)   96,751   254,913   248,662    315,237
                                                            (b)   18,070    57,105   128,716    124,953
-------------------------------------------------------------------------------------------------------
Strategic Fixed Income (Inception Date: 02/14/05)
  Beginning AUV...........................................  (a)      N/A       N/A   $10.000   $  9.667
                                                            (b)      N/A       N/A   $10.000   $  9.655
  Ending AUV..............................................  (a)      N/A       N/A   $ 9.667   $ 10.202
                                                            (b)      N/A       N/A   $ 9.655   $ 10.147
  Ending Number of AUs....................................  (a)      N/A       N/A    22,169     75,945
                                                            (b)      N/A       N/A    15,548     18,674
-------------------------------------------------------------------------------------------------------
Cash Management (Inception Date: 11/11/02)
  Beginning AUV...........................................  (a)  $10.819   $10.749   $10.558   $ 10.489
                                                            (b)  $10.819   $10.736   $10.520   $ 10.414
  Ending AUV..............................................  (a)  $10.749   $10.558   $10.489   $ 10.647
                                                            (b)  $10.736   $10.520   $10.414   $ 10.528
  Ending Number of AUs....................................  (a)      275   152,762    96,110     81,373
                                                            (b)   17,724    10,798    16,747     31,374
-------------------------------------------------------------------------------------------------------


     (a) Without election of Enhanced Death Benefit and EstatePlus.
     (b) With election of Enhanced Death Benefit and EstatePlus.
        AUV - Accumulation Unit Value
        AU - Accumulation Units

                                                                                     FISCAL
                                                               FISCAL      FISCAL    PERIOD     FISCAL
                                                                YEAR        YEAR     2/14/05     YEAR
                                                               ENDED        ENDED    THROUGH    ENDED
          SEASONS MANAGED ALLOCATION PORTFOLIOS               4/30/03      4/30/04   4/30/05   4/30/06
----------------------------------------------------------  ------------   -------   -------   --------
-------------------------------------------------------------------------------------------------------
Allocation Moderate (Inception Date: 02/14/05)
  Beginning AUV...........................................  (a)      N/A       N/A   $10.000   $  9.688
                                                            (b)      N/A       N/A   $10.000   $  9.680
  Ending AUV..............................................  (a)      N/A       N/A   $ 9.688   $ 10.947
                                                            (b)      N/A       N/A   $ 9.680   $ 10.896
  Ending Number of AU.....................................  (a)      N/A       N/A    23,580    197,960
                                                            (b)      N/A       N/A     9,455     30,546
-------------------------------------------------------------------------------------------------------
Allocation Moderate Growth (Inception Date: 02/14/05)
  Beginning AUV...........................................  (a)      N/A       N/A   $10.000   $  9.635
                                                            (b)      N/A       N/A   $10.000   $  9.627
  Ending AUV..............................................  (a)      N/A       N/A   $ 9.635   $ 11.203
                                                            (b)      N/A       N/A   $ 9.627   $ 11.149
  Ending Number of AU.....................................  (a)      N/A       N/A    13,117    113,453
                                                            (b)      N/A       N/A    15,772     42,278
-------------------------------------------------------------------------------------------------------
Allocation Growth (Inception Date: 02/14/05)
  Beginning AUV...........................................  (a)      N/A       N/A   $10.000   $  9.573
                                                            (b)      N/A       N/A   $10.000   $  9.565
  Ending AUV..............................................  (a)      N/A       N/A   $ 9.573   $ 11.480
                                                            (b)      N/A       N/A   $ 9.565   $ 11.427
  Ending Number of AU.....................................  (a)      N/A       N/A    57,781     58,308
                                                            (b)      N/A       N/A        21     12,792
-------------------------------------------------------------------------------------------------------
Allocation Balanced (Inception Date: 02/14/05)
  Beginning AUV...........................................  (a)      N/A       N/A   $10.000   $  9.746
                                                            (b)      N/A       N/A   $10.000   $  9.738
  Ending AUV..............................................  (a)      N/A       N/A   $ 9.746   $ 10.674
                                                            (b)      N/A       N/A   $ 9.738   $ 10.623
  Ending Number of AU.....................................  (a)      N/A       N/A     2,497    132,039
                                                            (b)      N/A       N/A    63,733    127,474
-------------------------------------------------------------------------------------------------------


     (a) Without election of Enhanced Death Benefit and EstatePlus.
     (b) With election of Enhanced Death Benefit and EstatePlus.
        AUV - Accumulation Unit Value
        AU - Accumulation Units

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                  AND BENEFITS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
      PROSPECTUS PROVISION                         AVAILABILITY OR VARIATION                         STATES
------------------------------------------------------------------------------------------------------------------
 Transfer Privilege                Any transfer over the limit of 15 will incur a $10          Pennsylvania
                                   transfer fee.                                               Texas
------------------------------------------------------------------------------------------------------------------
 Administration Charge             Contract Maintenance Fee is $30.                            North Dakota
------------------------------------------------------------------------------------------------------------------
 Free Look                         Free Look period is 20 days.                                Idaho
                                                                                               North Dakota
                                                                                               Utah
------------------------------------------------------------------------------------------------------------------
 Free Look                         Free Look period is 30 days.                                Alaska
------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in Arizona and are age 65 or older on your    Arizona
                                   Contract Date, the Free Look period is 30 days
------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in California and are age 60 or older on      California
                                   your Contract Date, the Free Look period is 30 days.
------------------------------------------------------------------------------------------------------------------
 Free Look                         If you cancel your contract during the Free Look period,    Minnesota
                                   we return the greater of (1) your Purchase Payments; or
                                   (2) the value of your contract.
------------------------------------------------------------------------------------------------------------------
 Free Look                         If you cancel your contract during the Free Look period,    Colorado
                                   we return the Purchase Payment(s) paid.                     Delaware
                                                                                               Georgia
                                                                                               Hawaii
                                                                                               Idaho
                                                                                               Iowa
                                                                                               Kansas
                                                                                               Louisiana
                                                                                               Massachusetts
                                                                                               Michigan
                                                                                               Missouri
                                                                                               Nebraska
                                                                                               Nevada
                                                                                               New Hampshire
                                                                                               North Carolina
                                                                                               Ohio
                                                                                               Oklahoma
                                                                                               Rhode Island
                                                                                               South Carolina
                                                                                               Utah
                                                                                               Washington
                                                                                               West Virginia
------------------------------------------------------------------------------------------------------------------
 Withdrawals                       The minimum amount that must remain after a partial         Texas
                                   withdrawal is $500.
------------------------------------------------------------------------------------------------------------------
 Systematic Withdrawal             Minimum withdrawal amount is $250 per withdrawal or the     Minnesota
                                   penalty free withdrawal amount.                             Oregon
------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We do not deduct premium tax charges when you surrender     New Mexico
                                   your contract or begin the Income Phase.                    Texas
                                                                                               Washington
------------------------------------------------------------------------------------------------------------------
 Market Value Adjustment           L equal to 0.0025                                           Florida
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Seasons Advisor(II) Variable Annuity Statement of Additional Information to:

             (Please print or type and fill in all information.)

        ----------------------------------------------------------------
        Name

        ----------------------------------------------------------------
        Address

        ----------------------------------------------------------------
        City/State/Zip

Date:                                 Signed:
-----------------------------------   -----------------------------------


   Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299

--------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION

         FIXED AND VARIABLE GROUP DEFERRED ANNUITY CONTRACTS ISSUED BY
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                               IN CONNECTION WITH

                         VARIABLE ANNUITY ACCOUNT FIVE
                      SEASONS ADVISOR II VARIABLE ANNUITY


This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated July 31, 2006, relating to the annuity contracts described above, a copy of which may be obtained without charge by calling 800/445-SUN2 or by written request addressed to:


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                  PO. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299


     THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS JULY 31, 2006.

                                TABLE OF CONTENTS

Separate Account.......................................     3
American Home Assurance Company........................     3
General Account........................................     3
Support Agreement Between the Company and AIG..........     4
Performance Data.......................................     4
Annuity Payments.......................................     6
Annuity Unit Values....................................     6
Death Benefits for Contracts Prior to August 2, 2004...     9
Taxes..................................................    10
Distribution of Contracts .............................    15
Financial Statements ..................................    15

                                SEPARATE ACCOUNT

Variable Annuity Account Five (the "Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") on July 3, 1996 pursuant to the provisions of Arizona law, as a segregated asset account of the Company. Anchor National has since redomesticated to Arizona. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company (the "Company"). This was a name change only and did not affect the substance of any contract. The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct.

Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.


The Separate Account is divided into Select Portfolios, Focused Portfolios, Seasons Managed Allocation Portfolios and Seasons Strategies ("Variable Portfolios"), with the assets of each Variable Portfolios invested in the shares of one or more underlying investment portfolios. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the underlying investment portfolios. Values allocated to the Separate Account and the amount of variable annuity payments will vary with the values of shares of the underlying investment portfolios, and are also reduced by Separate Account charges and fees.


The basic objective of a variable annuity contract is to provide variable annuity payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the underlying investment portfolios, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity payments).

                         AMERICAN HOME ASSURANCE COMPANY

American Home Assurance Company ("American Home") is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is a wholly owned subsidiary of American International Group, Inc. ("AIG").

                                 GENERAL ACCOUNT

The General Account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the fixed and/or DCA fixed account(s) of various available periods offered in connection with the general account, as elected by the owner purchasing a contract. Assets supporting amounts allocated to a fixed investment option become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                 SUPPORT AGREEMENT BETWEEN THE COMPANY AND AIG


The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.


                                PERFORMANCE DATA

From time to time the Separate Account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Cash Management Portfolio of Seasons Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

The Separate Account may advertise "total return" data for its SELECT PORTFOLIOS (including the Cash Management Portfolio), FOCUSED PORTFOLIOS and STRATEGIES from the inception of the Separate Account. Total return figures are based on historical data and are not intended to indicate future performance. The "total return" for a Variable Portfolios is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a contract funded by that Variable Portfolios made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period.)

CASH MANAGEMENT PORTFOLIO


Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

                       Base Period Return = (EV - SV)/(SV)

      where:

       SV = value of one Accumulation Unit at the start of a 7 day period

       EV = value of one Accumulation Unit at the end of the 7 day period

The value of the Accumulation Unit at the end of the period (EV) is determined by (1) adding, to the value of the Accumulation Unit at the beginning of the period (SV), the investment income from the underlying fund attributed to the Accumulation Unit over the period, and (2) subtracting, from the result, the portion of the annual mortality and expense risk and distribution expense charges allocable to the 7 day period (obtained by multiplying the annually-based charges by the fraction 7/365).

The current yield is then obtained by annualizing the Base Period Return:

                 Current Yield = (Base Period Return) x (365/7)

The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

    Effective Yield = [(Base Period Return + 1) TO THE POWER OF (365/7 - 1)]

The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

Other Portfolios

The Portfolios of the Separate Account compute their performance data as "total return."

Total return for a Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return
(T) is computed so that it satisfies the formula:

                        P (1 + T) TO THE POWER OF n = ERV

   where:

   P = a hypothetical initial payment of $1,000

   T = average annual total return

   n = number of years

 ERV = redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period as of the end of the period (or fractional portion thereof)

The total return figures reflect the effect of recurring charges. Total return figures are derived from historical data and are not intended to be a projection of future performance. Variable Annuity Account Five also funds five other contracts (Seasons, Seasons Select, Seasons Select II, Seasons Advisor and Seasons Triple Elite) which have been in existence longer than the Seasons Advisor II Variable Annuity. The STRATEGIES in Seasons Advisor II are also available in the Seasons, Seasons Select, Seasons Select II, Seasons Advisor and Seasons Triple Elite contracts and have been since April 15, 1997. The SELECT PORTFOLIOS have been available since March 1, 1999 and the FOCUSED PORTFOLIOS since July 5, 2000 in the Seasons Select contract. The one year and since inception numbers for the STRATEGIES and PORTFOLIOS are based on Seasons Advisor historical data (which is adjusted for the fees and charges applicable to Seasons Advisor II) and represent adjusted actual performance of the Separate Account.

                                ANNUITY PAYMENTS

INITIAL ANNUITY PAYMENT

The initial annuity payment is determined by taking the contract value, less any premium tax, and then applying it to the annuity table specified in the contract. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity payment. The number of Annuity Units determined for the first variable annuity payment remains constant for the second and subsequent monthly variable annuity payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

For a fixed annuity, the amount of the second and each subsequent monthly annuity payment is the same as that determined above for the first monthly payment.

The amount of the second and each subsequent monthly variable annuity payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit Value as of the day preceding the date on which each annuity payment is due.



                               ANNUITY UNIT VALUES

The value of an Annuity Unit is determined independently for each Variable Portfolios. The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolios exceeds 3.5%, variable annuity payments derived from allocations to that Variable Portfolios will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each annuity payment will vary accordingly.

For each Variable Portfolios, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of Variable Portfolios from one month to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any Variable Portfolios for a certain month is determined by dividing (a) by (b) where:

(a) is the Accumulation Unit value of the Variable Portfolios determined as of the end of that month, and

(b) is the Accumulation Unit value of the Variable Portfolios determined as of the end of the preceding month.

The NIF for a Variable Portfolios for a given month is a measure of the net investment performance of the Variable Portfolios from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change; a NIF greater than 1.000 results from an increase; and a NIF less than 1.000 results from a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases) respectively in the value of the shares of the underlying investment portfolios in which the Variable Portfolios invests; it is also reduced by Separate Account asset charges.

ILLUSTRATIVE EXAMPLE

Assume that one share of a given had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                      NIF = ($11.46/$11.44)
                          = 1.00174825

ILLUSTRATIVE EXAMPLE

The change in Annuity Unit value for a Variable Portfolios from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolios for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity payment tables are based. For example, if the net investment rate for a Variable Portfolios (reflected in the NIF) were equal to the assumed investment rate, the variable annuity payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                   1/[(1.035) Exponent (1/12)] = 0.99713732

In the example given above, if the Annuity Unit value for the Variable Portfolios was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

               $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The NIF measures the performance of the funds that are the basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF)/(1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is greater than one and payments are increased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE ANNUITY PAYMENTS

Illustrative Example

Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolios. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract as a life annuity with 120 monthly payments guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's Account Value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolios on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity payment date is $13.327695.

P's first variable annuity payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly annuity payments for each $1,000 of applied contract value, P's first variable annuity payment is determined by multiplying the monthly installment of $5.42 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

            First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable annuity payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                Annuity Units = $630.95/$13.256932 = 47.593968

P's second variable annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

               Second Payment = 47.593968 x $13.327695 = $634.32

The third and subsequent variable annuity payments are computed in a manner similar to the second variable annuity payment.

Note that the amount of the first variable annuity payment depends on the contract value in the relevant Variable Portfolios on the Annuity Date and thus reflects the investment performance of the Variable Portfolios net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolios). The net investment performance of the Variable Portfolios during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity payments.

              DEATH BENEFITS FOR CONTRACTS PRIOR TO AUGUST 2, 2004

IF YOU PURCHASED YOUR CONTRACT PRIOR TO AUGUST 2, 2004, THE FOLLOWING DEATH BENEFIT PROVISIONS APPLY:

STANDARD DEATH BENEFIT

The standard death benefit on your contract is the greater of:

     1. Net Purchase Payments, plus any Purchase Payments recorded after the date of death; all reduced by any withdrawals (and fees and charges applicable to those withdrawals) recorded after the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

     2. The contract value on the date we receive all required paperwork necessary to process a death benefit claim and satisfactory proof of death.

OPTIONAL ENHANCED DEATH BENEFITS

For an additional fee, you may elect one of the optional enhanced death benefits which can provide greater protection for your beneficiaries. You must elect the optional enhanced death benefit at the time we issue your contract and you cannot change your election at any time. The optional enhanced death benefit is not available if you are age 81 or older at the time of contract issue. The fee for optional enhanced death benefit is 0.15% of the average daily ending value of the assets you have allocated to the Variable Portfolios.

OPTION 1 - 5% ACCUMULATION OPTION

The death benefit is the greater of:

     a. the contract value on the date we receive all required paperwork and satisfactory proof of death; or


     b. Net Purchase Payments compounded to the earlier of your 80th birthday or the date of death, at a 5% annual growth rate, plus any Purchase Payments recorded after the 80th birthday or the date of death; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the 80th birthday or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, up to a maximum benefit of two times the Net Purchase Payments made over the life of your contract.

If you die after your latest Annuity Date and you selected the 5% Accumulation Option, any death benefit payable under the contract will be the Standard Death Benefit as described above. Therefore, your beneficiary will not receive any benefit from the optional enhanced death benefit. This option may not be available in your state. Check with your investment representative regarding availability.

OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION

The death benefit is the greatest of:

     a. Net Purchase Payments; or

     b. the contract value on the date we receive all required paperwork and satisfactory proof of death; or

     c. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary increased by any Purchase Payments recorded after that anniversary; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the anniversary, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

If you are age 90 or older at the time of death and you had selected the Maximum Anniversary Value option, the death benefit will be equal to the contract value on the date we receive all required paperwork and satisfactory proof of death. Thus, you will not receive the advantage of the Maximum Anniversary Value option if you are over age 80 at the time of contract issue or if you are 90 or older at the time of your death. This option may not be available in your state. Check with your investment representative regarding availability.

OPTIONAL ESTATEPLUS BENEFIT

The EstatePlus benefit may increase the optional enhanced death benefit amount. In order to elect EstatePlus, you must also elect the optional enhanced death benefit described above. The EstatePlus is available for an additional charge of 0.25% of the average daily ending value of the assets you have allocated to the Variable Portfolios. You are not required to elect the EstatePlus feature if you select the optional enhanced death benefit but, once elected, generally it cannot be terminated. Further, if you elect both the optional enhanced death benefit and EstatePlus, the combined charge will be 0.40% of the average daily ending value of the assets you have allocated to the Variable Portfolios.

With the EstatePlus benefit, if you have earnings in your contract at the time of death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Amount"), to the death benefit payable.

The Contract Year of Death will determine the EstatePlus Percentage and the Maximum EstatePlus amount, as set forth below:

-----------------------------------------------------------------------------------------------
CONTRACT YEAR OF DEATH        ESTATEPLUS PERCENTAGE           MAXIMUM ESTATEPLUS PERCENTAGE
-----------------------------------------------------------------------------------------------
       Years 0-4                 25% of earnings              25% of Net Purchase Payments
-----------------------------------------------------------------------------------------------
       Years 5-9                 40% of earnings              40% of Net Purchase Payments*
-----------------------------------------------------------------------------------------------
       Years 10+                 50% of earnings              50% of Net Purchase Payments*
-----------------------------------------------------------------------------------------------

* Purchase Payments received after the 5th Contract anniversary must have been in the Contract for at least six full months at the time of your death to be included as part of Net Purchase Payments for the purposes of the Maximum EstatePlus calculation.


The optional enhanced death benefit may not be available in your state.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12 month periods beginning with the date your contract is issued and ending on the date of death.

What is the EstatePlus Percentage Amount?

We determine the amount of the EstatePlus based upon a percentage of earnings in your contract on the date of your death. For the purpose of this calculation, earnings are defined as (1) minus (2) where

     (1) equals the contract value on the date of death; and

     (2) equals Net Purchase Payments.

What is the Maximum EstatePlus?

The EstatePlus amount is subject to a maximum. The maximum EstatePlus amount is equal to a percentage of your Net Purchase Payments.

The EstatePlus benefit will only be paid if your date of death is prior to the latest Annuity Date.

We reserve the right to modify, suspend or terminate these death benefit features (in their entirety or any component) at any time for prospectively issued contracts.

SPOUSAL CONTINUATION

If you are the original owner of the contract and the Beneficiary is your spouse, your spouse may elect to continue the contract after your death. The spouse becomes the new owner ("Continuing Spouse"). Generally, the contract and its elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place upon the death of the original owner of the contract.

To the extent that the Continuing Spouse invests in the Variable Portfolios or the available multi-year FAGPs, they will be subject to investment risk as was the original owner.

Upon a spouse's continuation of the contract, we will contribute to the contract value an amount by which the death benefit that would have been paid to the beneficiary upon the death of the original owner exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to us ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except as explained in Appendix A.

Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the Contract.

The Continuing Spouse, generally, cannot change any contract provisions as the new owner. However, on the Continuation Date, the Continuing Spouse may terminate the original owner's election of the EstatePlus benefit. We will terminate the EstatePlus if the Continuing Spouse is age 81 or older on the Continuation Date. If the EstatePlus feature is terminated or if the Continuing Spouse dies after the latest Annuity Date, no benefit will be payable under the feature.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

                                      TAXES

General

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For non-qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.***

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

Withholding Tax on Distributions

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified Contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including the Owner's attainment of age 59 1/2 and at least five years in a Roth account under the plan or IRA, will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified Contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

-     after attainment of age 59 1/2;

-     when paid to your beneficiary after you die;

-     after you become disabled (as defined in the IRC);

- as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

- payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

-     dividends paid with respect to stock of a corporation described in IRC
      Section 404(k);

- for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

- payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs)

- for payment of health insurance if you are unemployed and meet certain requirements

-     distributions from IRAs for higher education expenses

-     distributions from IRAs for first home purchases

- amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee-to-trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Non-Natural Owners

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Multiple Contracts

The Code provides that multiple Nonqualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Nonqualified annuity contract from the same issuer in any calendar year.

Tax Treatment of Assignments of Qualified Contracts

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.)

Tax Treatment of Gifting, Assigning, or Transferring Ownership of a Nonqualified Contract

Under IRC section 72(e)(4)(c), if you transfer ownership of your Nonqualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration, you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Nonqualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Trustee to Trustee Transfers of Qualified Contracts

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another Qualified contract of the same plan type or to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

Qualified Plans

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2006 is $15,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $5,000 in 2006 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2005 may not exceed the lessor of $44,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2006 is the lessor of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2006. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2006 is the lessor of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2006. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Generally, you can contribute to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $160,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $110,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversion into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, public employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

Economic Growth and Tax Relief Reconciliation Act of 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.

                            DISTRIBUTION OF CONTRACTS

The contracts are offered through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG Retirement Services, Inc. No underwriting fees are paid in connection with the distribution of the contracts. Contracts are offered on a continuous basis.



                              FINANCIAL STATEMENTS

The consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, are incorporated by reference in this Statement of Additional Information to Post-Effective Amendment No. 32 under the Securities Act of 1933 and Amendment No. 33 under the Investment Company Act of 1940, File Nos. 333-08859 and 811-07727, filed on May 1, 2006, Accession No.
0000950129-06-004661. The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts.

The financial statements of Variable Annuity Account Five at April 30, 2006, and for each of the two years in the period ended April 30, 2006, are presented herein in this Statement of Additional Information.


                       AMERICAN HOME FINANCIAL STATEMENTS


The statutory statements of admitted assets and liabilities, capital and surplus of American Home Assurance Company as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus, and of cash flow for the years then ended, are also incorporated by reference in this Statement of Additional Information to Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 7 under the Investment Company Act of 1940, File Nos. 333-64338 and 811-07727 filed on July 27, 2006, Accession No. 0000950134-06-014060, in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


You should only consider the financial statements of American Home that we incorporate by reference in this Statement of Additional Information as bearing on the ability of American Home, as guarantor, to meet its obligations under the guarantee.

PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. The financial statements referred to above have been included or are incorporated by reference in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                          VARIABLE ANNUITY ACCOUNT FIVE

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                             APRIL 30, 2006 AND 2005

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS
                             APRIL 30, 2006 AND 2005

                                    CONTENTS

Report of Independent Registered Public Accounting Firm ..................    1
Statement of Assets and Liabilities, April 30, 2006 ......................    2
Schedule of Portfolio Investments, April 30, 2006 ........................   11
Statement of Operations, for the year ended April 30, 2006 ...............   12
Statement of Changes in Net Assets, for the year ended April 30, 2006 ....   19
Statement of Changes in Net Assets, for the year ended April 30, 2005 ....   28
Notes to Financial Statements ............................................   37

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Annuity Account Five

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Five, a separate account of AIG SunAmerica Life Assurance Company (the "Separate Account") at April 30, 2006, the results of each of their operations for the year ended and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2006 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
July 13, 2006

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006

                                                            Moderate     Balanced   Conservative   Large Cap    Large Cap
                                                Growth       Growth       Growth       Growth        Growth     Composite
                                               Strategy     Strategy     Strategy     Strategy     Portfolio    Portfolio
                                              (Class 1)    (Class 1)    (Class 1)     (Class 1)    (Class 1)    (Class 1)
                                             -----------  -----------  -----------  ------------  -----------  ----------
Assets:
   Investments in Seasons Series Trust
      (Class 1, 2 or 3), at net asset value  $84,712,002  $95,240,911  $70,850,352   $50,839,602  $11,603,801  $3,730,227
Liabilities:                                           0            0            0             0            0           0
                                             -----------  -----------  -----------   -----------  -----------  ----------
                                             $84,712,002  $95,240,911  $70,850,352   $50,839,602  $11,603,801  $3,730,227
                                             ===========  ===========  ===========   ===========  ===========  ==========
Net assets:
   Accumulation units                         84,427,631   94,632,047   70,596,178    50,315,852   11,529,571   3,696,959
   Contracts in payout (annuitization)
      period                                     284,371      608,864      254,174       523,750       74,230      33,268
                                             -----------  -----------  -----------   -----------  -----------  ----------
      Total net assets                       $84,712,002  $95,240,911  $70,850,352   $50,839,602  $11,603,801  $3,730,227
                                             ===========  ===========  ===========   ===========  ===========  ==========
Accumulation units outstanding                 4,675,056    5,436,102    4,260,545     3,174,845    1,209,698     359,661
                                             ===========  ===========  ===========   ===========  ===========  ==========
Contracts with total expenses of 1.40%:
   Net Assets                                $83,478,329  $93,184,118  $69,149,250   $49,377,134  $10,885,281  $3,615,515
   Accumulation units outstanding              4,606,397    5,317,735    4,157,400     3,082,756    1,126,949     347,610
   Unit value of accumulation units          $     18.12  $     17.52  $     16.63   $     16.02  $      9.66  $    10.40
Contracts with total expenses of 1.52%:
   Net Assets                                $ 1,233,673  $ 2,056,793  $ 1,701,102   $ 1,462,468  $   718,520  $  114,712
   Accumulation units outstanding                 68,659      118,367      103,145        92,089       82,749      12,051
   Unit value of accumulation units          $     17.97  $     17.38  $     16.49   $     15.88  $      8.68  $     9.52
Contracts with total expenses of 1.55% (1):
   Net Assets                                $        --  $        --  $        --   $        --  $        --  $       --
   Accumulation units outstanding                     --           --           --            --           --          --
   Unit value of accumulation units          $        --  $        --  $        --   $        --  $        --  $       --
Contracts with total expenses of 1.55% (2):
   Net Assets                                $        --  $        --  $        --   $        --  $        --  $       --
   Accumulation units outstanding                     --           --           --            --           --          --
   Unit value of accumulation units          $        --  $        --  $        --   $        --  $        --  $       --
Contracts with total expenses of 1.65%:
   Net Assets                                $        --  $        --  $        --   $        --  $        --  $       --
   Accumulation units outstanding                     --           --           --            --           --          --
   Unit value of accumulation units          $        --  $        --  $        --   $        --  $        --  $       --
Contracts with total expenses of 1.70% (1):
   Net Assets                                $        --  $        --  $        --   $        --  $        --  $       --
   Accumulation units outstanding                     --           --           --            --           --          --
   Unit value of accumulation units          $        --  $        --  $        --   $        --  $        --  $       --
Contracts with total expenses of 1.70% (3):
   Net Assets                                $        --  $        --  $        --   $        --  $        --  $       --
   Accumulation units outstanding                     --           --           --            --           --          --
   Unit value of accumulation units          $        --  $        --  $        --   $        --  $        --  $       --
Contracts with total expenses of 1.80%:
   Net Assets                                $        --  $        --  $        --   $        --  $        --  $       --
   Accumulation units outstanding                     --           --           --            --           --          --
   Unit value of accumulation units          $        --  $        --  $        --   $        --  $        --  $       --
Contracts with total expenses of 1.95% (1):
   Net Assets                                $        --  $        --  $        --   $        --  $        --  $       --
   Accumulation units outstanding                     --           --           --            --           --          --
   Unit value of accumulation units          $        --  $        --  $        --   $        --  $        --  $       --
Contracts with total expenses of 1.95% (3):
   Net Assets                                $        --  $        --  $        --   $        --  $        --  $       --
   Accumulation units outstanding                     --           --           --            --           --          --
   Unit value of accumulation units          $        --  $        --  $        --   $        --  $        --  $       --

(1)  Offered in Seasons Triple Elite product.

(2)  Offered in Seasons Advisor II and Seasons Select II products.

(3)  Offered in Seasons Advisor II product.

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006
                                   (Continued)

                                                 Large Cap      Mid Cap       Mid Cap                   International    Diversified
                                                   Value         Growth        Value       Small Cap        Equity      Fixed Income
                                                 Portfolio     Portfolio     Portfolio     Portfolio      Portfolio       Portfolio
                                                 (Class 1)     (Class 1)     (Class 1)     (Class 1)      (Class 1)       (Class 1)
                                                -----------   -----------   -----------   -----------   -------------   ------------
Assets:
   Investments in Seasons Series Trust
      (Class 1, 2 or 3), at net asset value     $15,556,159   $15,069,917   $17,291,562   $10,567,275    $13,037,757     $9,967,288
Liabilities:                                              0             0             0             0              0              0
                                                -----------   -----------   -----------   -----------    -----------     ----------
                                                $15,556,159   $15,069,917   $17,291,562   $10,567,275    $13,037,757     $9,967,288
                                                ===========   ===========   ===========   ===========    ===========     ==========
Net assets:
   Accumulation units                            15,424,767    14,971,045    17,129,319    10,474,542     12,970,850      9,807,736
   Contracts in payout (annuitization) period       131,392        98,872       162,243        92,733         66,907        159,552
                                                -----------   -----------   -----------   -----------    -----------     ----------
      Total net assets                          $15,556,159   $15,069,917   $17,291,562   $10,567,275    $13,037,757     $9,967,288
                                                ===========   ===========   ===========   ===========    ===========     ==========
Accumulation units outstanding                    1,069,572       826,124       724,987       815,332      1,136,838        838,257
                                                ===========   ===========   ===========   ===========    ===========     ==========
Contracts with total expenses of 1.40%:
   Net Assets                                   $15,056,779   $14,118,888   $16,607,334   $10,109,230    $12,504,327     $9,296,454
   Accumulation units outstanding                 1,033,586       769,399       695,705       778,457      1,086,827        780,742
   Unit value of accumulation units             $     14.57   $     18.35   $     23.87   $     12.99    $     11.51     $    11.91
Contracts with total expenses of 1.52%:
   Net Assets                                   $   499,380   $   951,029   $   684,228   $   458,045    $   533,430     $  670,834
   Accumulation units outstanding                    35,986        56,725        29,282        36,875         50,011         57,515
   Unit value of accumulation units             $     13.88   $     16.77   $     23.37   $     12.42    $     10.67     $    11.66
Contracts with total expenses of 1.55% (1):
   Net Assets                                   $        --   $        --   $        --   $        --    $        --     $       --
   Accumulation units outstanding                        --            --            --            --             --             --
   Unit value of accumulation units             $        --   $        --   $        --   $        --    $        --     $       --
Contracts with total expenses of 1.55% (2):
   Net Assets                                   $        --   $        --   $        --   $        --    $        --     $       --
   Accumulation units outstanding                        --            --            --            --             --             --
   Unit value of accumulation units             $        --   $        --   $        --   $        --    $        --     $       --
Contracts with total expenses of 1.65%:
   Net Assets                                   $        --   $        --   $        --   $        --    $        --     $       --
   Accumulation units outstanding                        --            --            --            --             --             --
   Unit value of accumulation units             $        --   $        --   $        --   $        --    $        --     $       --
Contracts with total expenses of 1.70% (1):
   Net Assets                                   $        --   $        --   $        --   $        --    $        --     $       --
   Accumulation units outstanding                        --            --            --            --             --             --
   Unit value of accumulation units             $        --   $        --   $        --   $        --    $        --     $       --
Contracts with total expenses of 1.70% (3):
   Net Assets                                   $        --   $        --   $        --   $        --    $        --     $       --
   Accumulation units outstanding                        --            --            --            --             --             --
   Unit value of accumulation units             $        --   $        --   $        --   $        --    $        --     $       --
Contracts with total expenses of 1.80%:
   Net Assets                                   $        --   $        --   $        --   $        --    $        --     $       --
   Accumulation units outstanding                        --            --            --            --             --             --
   Unit value of accumulation units             $        --   $        --   $        --   $        --    $        --     $       --
Contracts with total expenses of 1.95% (1):
   Net Assets                                   $        --   $        --   $        --   $        --    $        --     $       --
   Accumulation units outstanding                        --            --            --            --             --             --
   Unit value of accumulation units             $        --   $        --   $        --   $        --    $        --     $       --
Contracts with total expenses of 1.95% (3):
   Net Assets                                   $        --   $        --   $        --   $        --    $        --     $       --
   Accumulation units outstanding                        --            --            --            --             --             --
   Unit value of accumulation units             $        --   $        --   $        --   $        --    $        --     $       --

(1)  Offered in Seasons Triple Elite product.

(2)  Offered in Seasons Advisor II and Seasons Select II products.

(3)  Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006
                                   (Continued)

                                                   Cash         Focus                      Moderate       Balanced     Conservative
                                                Management     Growth        Growth         Growth         Growth         Growth
                                                 Portfolio    Portfolio     Strategy       Strategy       Strategy       Strategy
                                                 (Class 1)    (Class 1)     (Class 2)      (Class 2)      (Class 2)      (Class 2)
                                                ----------   ----------   ------------   ------------   ------------   ------------
Assets:
   Investments in Seasons Series Trust
      (Class 1, 2 or 3), at net asset value     $6,695,478   $7,824,198   $166,864,108   $323,750,865   $272,827,560   $178,433,039
Liabilities:                                             0            0              0              0              0              0
                                                ----------   ----------   ------------   ------------   ------------   ------------
                                                $6,695,478   $7,824,198   $166,864,108   $323,750,865   $272,827,560   $178,433,039
                                                ==========   ==========   ============   ============   ============   ============
Net assets:
   Accumulation units                            6,420,257    7,798,817    166,864,108    323,750,865    272,827,560    178,433,039
   Contracts in payout (annuitization) period      275,221       25,381              0              0              0              0
                                                ----------   ----------   ------------   ------------   ------------   ------------
      Total net assets                          $6,695,478   $7,824,198   $166,864,108   $323,750,865   $272,827,560   $178,433,039
                                                ==========   ==========   ============   ============   ============   ============
Accumulation units outstanding                     617,132      958,186      9,362,205     18,809,158     16,691,709     11,328,500
                                                ==========   ==========   ============   ============   ============   ============
Contracts with total expenses of 1.40%:
   Net Assets                                   $6,680,770   $7,594,132   $ 46,467,063   $ 95,181,803   $ 89,574,785   $ 58,883,216
   Accumulation units outstanding                  615,763      928,155      2,586,591      5,477,917      5,432,308      3,708,355
   Unit value of accumulation units             $    10.85   $     8.18   $      17.96   $      17.38   $      16.49   $      15.88
Contracts with total expenses of 1.52%:
   Net Assets                                   $   14,708   $  230,066   $         --   $         --   $         --   $         --
   Accumulation units outstanding                    1,369       30,031             --             --             --             --
   Unit value of accumulation units             $    10.74   $     7.66   $         --   $         --   $         --   $         --
Contracts with total expenses of 1.55% (1):
   Net Assets                                   $       --   $       --   $ 18,255,242   $ 31,661,208   $ 24,794,728   $ 12,085,069
   Accumulation units outstanding                       --           --      1,013,355      1,833,770      1,514,247        758,920
   Unit value of accumulation units             $       --   $       --   $      18.01   $      17.27   $      16.37   $      15.92
Contracts with total expenses of 1.55% (2):
   Net Assets                                   $       --   $       --   $         --   $         --   $         --   $         --
   Accumulation units outstanding                       --           --             --             --             --             --
   Unit value of accumulation units             $       --   $       --   $         --   $         --   $         --   $         --
Contracts with total expenses of 1.65%:
   Net Assets                                   $       --   $       --   $ 93,370,331   $170,957,067   $140,641,687   $ 96,403,564
   Accumulation units outstanding                       --           --      5,269,444      9,975,388      8,646,629      6,158,745
   Unit value of accumulation units             $       --   $       --   $      17.72   $      17.14   $      16.27   $      15.65
Contracts with total expenses of 1.70% (1):
   Net Assets                                   $       --   $       --   $  4,604,251   $ 15,121,792   $ 12,769,225   $  6,682,629
   Accumulation units outstanding                       --           --        257,299        883,299        785,691        422,803
   Unit value of accumulation units             $       --   $       --   $      17.89   $      17.12   $      16.25   $      15.81
Contracts with total expenses of 1.70% (3):
   Net Assets                                   $       --   $       --   $         --   $         --   $         --   $         --
   Accumulation units outstanding                       --           --             --             --             --             --
   Unit value of accumulation units             $       --   $       --   $         --   $         --   $         --   $         --
Contracts with total expenses of 1.80%:
   Net Assets                                   $       --   $       --   $         --   $         --   $         --   $         --
   Accumulation units outstanding                       --           --             --             --             --             --
   Unit value of accumulation units             $       --   $       --   $         --   $         --   $         --   $         --
Contracts with total expenses of 1.95% (1):
   Net Assets                                   $       --   $       --   $  4,167,221   $ 10,828,995   $  5,047,135   $  4,378,561
   Accumulation units outstanding                       --           --        235,516        638,784        312,834        279,677
   Unit value of accumulation units             $       --   $       --   $      17.69   $      16.95   $      16.13   $      15.66
Contracts with total expenses of 1.95% (3):
   Net Assets                                   $       --   $       --   $         --   $         --   $         --   $         --
   Accumulation units outstanding                       --           --             --             --             --             --
   Unit value of accumulation units             $       --   $       --   $         --   $         --   $         --   $         --

(1)  Offered in Seasons Triple Elite product.

(2)  Offered in Seasons Advisor II and Seasons Select II products.

(3)  Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006
                                   (Continued)

                                                 Large Cap     Large Cap      Large Cap      Mid Cap        Mid Cap
                                                   Growth      Composite        Value        Growth          Value       Small Cap
                                                 Portfolio     Portfolio      Portfolio     Portfolio      Portfolio     Portfolio
                                                 (Class 2)     (Class 2)      (Class 2)     (Class 2)      (Class 2)     (Class 2)
                                                -----------   -----------   ------------   -----------   ------------   -----------
Assets:
   Investments in Seasons Series Trust
      (Class 1, 2 or 3), at net asset value     $91,255,815   $31,480,171   $119,267,820   $97,719,057   $125,363,809   $82,694,327
Liabilities:                                              0             0              0             0              0             0
                                                -----------   -----------   ------------   -----------   ------------   -----------
                                                $91,255,815   $31,480,171   $119,267,820   $97,719,057   $125,363,809   $82,694,327
                                                ===========   ===========   ============   ===========   ============   ===========
Net assets:
   Accumulation units                            91,255,815    31,480,171    119,267,820    97,719,057    125,363,809    82,694,327
   Contracts in payout (annuitization) period             0             0              0             0              0             0
                                                -----------   -----------   ------------   -----------   ------------   -----------
      Total net assets                          $91,255,815   $31,480,171   $119,267,820   $97,719,057   $125,363,809   $82,694,327
                                                ===========   ===========   ============   ===========   ============   ===========
Accumulation units outstanding                    9,613,326     3,076,368      8,371,478     5,413,912      5,401,784     6,471,911
                                                ===========   ===========   ============   ===========   ============   ===========
Contracts with total expenses of 1.40%:
   Net Assets                                   $21,338,763   $ 9,538,295   $ 30,794,839   $24,004,452   $ 33,677,096   $20,286,883
   Accumulation units outstanding                 2,227,480       924,334      2,131,203     1,318,840      1,422,222     1,574,810
   Unit value of accumulation units             $      9.58   $     10.32   $      14.45   $     18.20   $      23.68   $     12.88
Contracts with total expenses of 1.52%:
   Net Assets                                   $        --   $        --   $         --   $        --   $         --   $        --
   Accumulation units outstanding                        --            --             --            --             --            --
   Unit value of accumulation units             $        --   $        --   $         --   $        --   $         --   $        --
Contracts with total expenses of 1.55% (1):
   Net Assets                                   $12,535,851   $ 3,578,932   $ 16,046,274   $13,008,463   $ 14,331,550   $12,257,950
   Accumulation units outstanding                 1,313,848       348,034      1,143,468       715,292        644,189       952,326
   Unit value of accumulation units             $      9.54   $     10.28   $      14.03   $     18.19   $      22.25   $     12.87
Contracts with total expenses of 1.55% (2):
   Net Assets                                   $        --   $        --   $         --   $        --   $         --   $        --
   Accumulation units outstanding                        --            --             --            --             --            --
   Unit value of accumulation units             $        --   $        --   $         --   $        --   $         --   $        --
Contracts with total expenses of 1.65%:
   Net Assets                                   $48,915,034   $16,025,784   $ 64,236,835   $52,430,928   $ 68,500,150   $42,205,081
   Accumulation units outstanding                 5,177,551     1,574,692      4,507,491     2,920,627      2,933,246     3,321,944
   Unit value of accumulation units             $      9.45   $     10.18   $      14.25   $     17.95   $      23.35   $     12.70
Contracts with total expenses of 1.70% (1):
   Net Assets                                   $ 6,738,415   $ 1,698,295   $  6,092,016   $ 6,410,768   $  6,122,306   $ 6,009,361
   Accumulation units outstanding                   710,045       166,182        436,896       354,949        277,015       469,623
   Unit value of accumulation units             $      9.49   $     10.22   $      13.94   $     18.06   $      22.10   $     12.80
Contracts with total expenses of 1.70% (3):
   Net Assets                                   $        --   $        --   $         --   $        --   $         --   $        --
   Accumulation units outstanding                        --            --             --            --             --            --
   Unit value of accumulation units             $        --   $        --   $         --   $        --   $         --   $        --
Contracts with total expenses of 1.80%:
   Net Assets                                   $        --   $        --   $         --   $        --   $         --   $        --
   Accumulation units outstanding                        --            --             --            --             --            --
   Unit value of accumulation units             $        --   $        --   $         --   $        --   $         --   $        --
Contracts with total expenses of 1.95% (1):
   Net Assets                                   $ 1,727,752   $   638,865   $  2,097,856   $ 1,864,446   $  2,732,707   $ 1,935,052
   Accumulation units outstanding                   184,402        63,126        152,420       104,204        125,112       153,208
   Unit value of accumulation units             $      9.37   $     10.12   $      13.76   $     17.89   $      21.84   $     12.63
Contracts with total expenses of 1.95% (3):
   Net Assets                                   $        --   $        --   $         --   $        --   $         --   $        --
   Accumulation units outstanding                        --            --             --            --             --            --
   Unit value of accumulation units             $        --   $        --   $         --   $        --   $         --   $        --

(1)  Offered in Seasons Triple Elite product.

(2)  Offered in Seasons Advisor II and Seasons Select II products.

(3)  Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006
                                   (Continued)

                                               International   Diversified      Cash        Focus     Focus Growth     Focus
                                                   Equity     Fixed Income   Management     Growth     and Income      Value
                                                 Portfolio      Portfolio    Portfolio    Portfolio     Portfolio    Portfolio
                                                 (Class 2)      (Class 2)    (Class 2)    (Class 2)     (Class 2)    (Class 2)
                                               -------------  ------------  -----------  -----------  ------------  -----------
Assets:
   Investments in Seasons Series Trust
      (Class 1, 2 or 3), at net asset value     $128,870,052  $105,605,696  $39,177,156  $71,917,928   $48,653,637  $74,141,163
Liabilities:                                               0             0            0            0             0            0
                                                ------------  ------------  -----------  -----------   -----------  -----------
                                                $128,870,052  $105,605,696  $39,177,156  $71,917,928   $48,653,637  $74,141,163
                                                ============  ============  ===========  ===========   ===========  ===========
Net assets:
   Accumulation units                            128,870,052   105,605,696   39,177,156   71,917,928    48,653,637   74,141,163
   Contracts in payout (annuitization) period              0             0            0            0             0            0
                                                ------------  ------------  -----------  -----------   -----------  -----------
      Total net assets                          $128,870,052  $105,605,696  $39,177,156  $71,917,928   $48,653,637  $74,141,163
                                                ============  ============  ===========  ===========   ===========  ===========
Accumulation units outstanding                    11,388,257     9,069,350    3,669,725    8,934,171     4,767,365    4,617,687
                                                ============  ============  ===========  ===========   ===========  ===========
Contracts with total expenses of 1.40%:
   Net Assets                                   $ 34,488,025  $ 30,914,735  $13,373,379  $23,422,944   $14,978,780  $25,762,886
   Accumulation units outstanding                  3,024,234     2,617,147    1,242,555    2,886,198     1,423,126    1,592,261
   Unit value of accumulation units             $      11.40  $      11.81  $     10.76  $      8.12   $     10.53  $     16.18
Contracts with total expenses of 1.52%:
   Net Assets                                   $         --  $         --  $        --  $        --   $        --  $        --
   Accumulation units outstanding                         --            --           --           --            --           --
   Unit value of accumulation units             $         --  $         --  $        --  $        --   $        --  $        --
Contracts with total expenses of 1.55% (1):
   Net Assets                                   $ 20,333,490  $ 12,771,707  $ 4,927,169  $ 7,158,112   $ 5,708,238  $ 7,361,552
   Accumulation units outstanding                  1,791,655     1,114,366      459,618      884,487       544,863      459,927
   Unit value of accumulation units             $      11.35  $      11.46  $     10.72  $      8.09   $     10.48  $     16.01
Contracts with total expenses of 1.55% (2):
   Net Assets                                   $         --  $         --  $        --  $        --   $        --  $        --
   Accumulation units outstanding                         --            --           --           --            --           --
   Unit value of accumulation units             $         --  $         --  $        --  $        --   $        --  $        --
Contracts with total expenses of 1.65%:
   Net Assets                                   $ 63,238,375  $ 51,119,337  $15,687,268  $35,860,692   $24,333,900  $33,502,786
   Accumulation units outstanding                  5,612,467     4,388,084    1,477,890    4,480,191     2,448,928    2,094,140
   Unit value of accumulation units             $      11.27  $      11.65  $     10.61  $      8.00   $      9.94  $     16.00
Contracts with total expenses of 1.70% (1):
   Net Assets                                   $  8,070,441  $  8,510,324  $ 3,456,157  $ 4,018,462   $ 2,712,116  $ 5,051,110
   Accumulation units outstanding                    715,328       746,260      324,989      499,733       260,816      314,502
   Unit value of accumulation units             $      11.28  $      11.40  $     10.63  $      8.04   $     10.40  $     16.06
Contracts with total expenses of 1.70% (3):
   Net Assets                                   $         --  $         --  $        --  $        --   $        --  $        --
   Accumulation units outstanding                         --            --           --           --            --           --
   Unit value of accumulation units             $         --  $         --  $        --  $        --   $        --  $        --
Contracts with total expenses of 1.80%:
   Net Assets                                   $         --  $         --  $        --  $        --   $        --  $        --
   Accumulation units outstanding                         --            --           --           --            --           --
   Unit value of accumulation units             $         --  $         --  $        --  $        --   $        --  $        --
Contracts with total expenses of 1.95% (1):
   Net Assets                                   $  2,739,721  $  2,289,593  $ 1,733,183  $ 1,457,718   $   920,603  $ 2,462,829
   Accumulation units outstanding                    244,573       203,493      164,673      183,562        89,632      156,857
   Unit value of accumulation units             $      11.20  $      11.25  $     10.52  $      7.94   $     10.27  $     15.70
Contracts with total expenses of 1.95% (3):
   Net Assets                                   $         --  $         --  $        --  $        --   $        --  $        --
   Accumulation units outstanding                         --            --           --           --            --           --
   Unit value of accumulation units             $         --  $         --  $        --  $        --   $        --  $        --

(1)  Offered in Seasons Triple Elite product.

(2)  Offered in Seasons Advisor II and Seasons Select II products.

(3)  Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006
                                   (Continued)

                                                  Focus                     Moderate      Balanced   Conservative   Large Cap
                                                 TechNet       Growth        Growth        Growth       Growth        Growth
                                                Portfolio     Strategy      Strategy      Strategy     Strategy     Portfolio
                                                (Class 2)     (Class 3)     (Class 3)    (Class 3)     (Class 3)    (Class 3)
                                               -----------  ------------  ------------  -----------  ------------  -----------
Assets:
   Investments in Seasons Series Trust
      (Class 1, 2 or 3), at net asset value    $35,612,700   $58,674,984  $115,418,785  $94,463,664   $52,049,128  $37,944,471
Liabilities:                                             0             0             0            0             0            0
                                               -----------   -----------  ------------  -----------   -----------  -----------
                                               $35,612,700   $58,674,984  $115,418,785  $94,463,664   $52,049,128  $37,944,471
                                               ===========   ===========  ============  ===========   ===========  ===========
Net assets:
   Accumulation units                           35,612,700    58,674,984   115,418,785   94,463,664    52,049,128   37,944,471
   Contracts in payout (annuitization) period            0             0             0            0             0            0
                                               -----------   -----------  ------------  -----------   -----------  -----------
      Total net assets                         $35,612,700   $58,674,984  $115,418,785  $94,463,664   $52,049,128  $37,944,471
                                               ===========   ===========  ============  ===========   ===========  ===========
Accumulation units outstanding                   6,379,660     3,286,645     6,692,848    5,786,033     3,299,123    3,988,505
                                               ===========   ===========  ============  ===========   ===========  ===========
Contracts with total expenses of 1.40%:
   Net Assets                                  $14,432,437   $29,476,401  $ 61,144,614  $42,805,825   $23,284,439  $18,806,263
   Accumulation units outstanding                2,675,760     1,644,116     3,525,519    2,601,896     1,470,241    1,966,198
   Unit value of accumulation units            $      5.39   $     17.93  $      17.34  $     16.45   $     15.84  $      9.56
Contracts with total expenses of 1.52%:
   Net Assets                                  $        --   $        --  $         --  $        --   $        --  $        --
   Accumulation units outstanding                       --            --            --           --            --           --
   Unit value of accumulation units            $        --   $        --  $         --  $        --   $        --  $        --
Contracts with total expenses of 1.55% (1):
   Net Assets                                  $ 2,947,043   $        --  $         --  $        --   $        --  $        --
   Accumulation units outstanding                  548,602            --            --           --            --           --
   Unit value of accumulation units            $      5.37   $        --  $         --  $        --   $        --  $        --
Contracts with total expenses of 1.55% (2):
   Net Assets                                  $        --   $10,079,670  $ 16,408,805  $15,047,551   $11,287,751  $ 7,568,954
   Accumulation units outstanding                       --       561,048       952,270      921,413       709,672      795,015
   Unit value of accumulation units            $        --   $     17.97  $      17.23  $     16.33   $     15.91  $      9.52
Contracts with total expenses of 1.65%:
   Net Assets                                  $14,750,881   $14,050,669  $ 29,822,432  $25,198,182   $12,383,210  $ 8,497,575
   Accumulation units outstanding                2,499,513       793,940     1,743,550    1,553,618       792,144      900,946
   Unit value of accumulation units            $      5.90   $     17.70  $      17.10  $     16.22   $     15.63  $      9.43
Contracts with total expenses of 1.70% (1):
   Net Assets                                  $ 2,113,042   $        --  $         --  $        --   $        --  $        --
   Accumulation units outstanding                  395,977            --            --           --            --           --
   Unit value of accumulation units            $      5.34   $        --  $         --  $        --   $        --  $        --
Contracts with total expenses of 1.70% (3):
   Net Assets                                  $        --   $   784,723  $  2,338,898  $ 1,785,375   $ 1,263,179  $ 1,039,185
   Accumulation units outstanding                       --        43,922       136,711      110,029        79,940      109,695
   Unit value of accumulation units            $        --   $     17.87  $      17.11  $     16.23   $     15.80  $      9.47
Contracts with total expenses of 1.80%:
   Net Assets                                  $        --   $ 3,635,597  $  5,006,777  $ 4,951,512   $ 2,228,130  $ 1,551,829
   Accumulation units outstanding                       --       206,162       293,049      305,669       142,895      164,873
   Unit value of accumulation units            $        --   $     17.63  $      17.09  $     16.20   $     15.59  $      9.41
Contracts with total expenses of 1.95% (1):
   Net Assets                                  $ 1,369,297   $        --  $         --  $        --   $        --  $        --
   Accumulation units outstanding                  259,808            --            --           --            --           --
   Unit value of accumulation units            $      5.27   $        --  $         --  $        --   $        --  $        --
Contracts with total expenses of 1.95% (3):
   Net Assets                                  $        --   $   647,924  $    697,259  $ 4,675,219   $ 1,602,419  $   480,665
   Accumulation units outstanding                       --        37,457        41,749      293,408       104,231       51,778
   Unit value of accumulation units            $        --   $     17.30  $      16.70  $     15.93   $     15.37  $      9.28

(1)  Offered in Seasons Triple Elite product.

(2)  Offered in Seasons Advisor II and Seasons Select II products.

(3)  Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006
                                   (Continued)

                                                Large Cap    Large Cap     Mid Cap      Mid Cap                 International
                                                Composite      Value        Growth       Value      Small Cap       Equity
                                                Portfolio    Portfolio    Portfolio    Portfolio    Portfolio     Portfolio
                                                (Class 3)    (Class 3)    (Class 3)    (Class 3)    (Class 3)     (Class 3)
                                               -----------  -----------  -----------  -----------  -----------  -------------
Assets:
   Investments in Seasons Series Trust
      (Class 1, 2 or 3), at net asset value    $11,110,980  $42,392,753  $41,386,023  $46,281,114  $37,438,854   $45,021,340
Liabilities:                                             0            0            0            0            0             0
                                               -----------  -----------  -----------  -----------  -----------   -----------
                                               $11,110,980  $42,392,753  $41,386,023  $46,281,114  $37,438,854   $45,021,340
                                               ===========  ===========  ===========  ===========  ===========   ===========
Net assets:
   Accumulation units                           11,110,980   42,392,753   41,386,023   46,281,114   37,438,854    45,021,340
   Contracts in payout (annuitization) period            0            0            0            0            0             0
                                               -----------  -----------  -----------  -----------  -----------   -----------
      Total net assets                         $11,110,980  $42,392,753  $41,386,023  $46,281,114  $37,438,854   $45,021,340
                                               ===========  ===========  ===========  ===========  ===========   ===========
Accumulation units outstanding                   1,084,315    2,972,081    2,289,525    1,997,371    2,924,935     3,978,195
                                               ===========  ===========  ===========  ===========  ===========   ===========
Contracts with total expenses of 1.40%:
   Net Assets                                  $ 5,617,451  $21,607,049  $19,873,225  $22,725,952  $19,664,778   $23,032,506
   Accumulation units outstanding                  545,445    1,498,973    1,093,996      962,194    1,529,807     2,023,915
   Unit value of accumulation units            $     10.30  $     14.41  $     18.17  $     23.62  $     12.85   $     11.38
Contracts with total expenses of 1.52%:
   Net Assets                                  $        --  $        --  $        --  $        --  $        --   $        --
   Accumulation units outstanding                       --           --           --           --           --            --
   Unit value of accumulation units            $        --  $        --  $        --  $        --  $        --   $        --
Contracts with total expenses of 1.55% (1):
   Net Assets                                  $        --  $        --  $        --  $        --  $        --   $        --
   Accumulation units outstanding                       --           --           --           --           --            --
   Unit value of accumulation units            $        --  $        --  $        --  $        --  $        --   $        --
Contracts with total expenses of 1.55% (2):
   Net Assets                                  $ 2,572,387  $ 7,429,359  $ 8,416,264  $ 9,145,648  $ 7,193,065   $10,577,421
   Accumulation units outstanding                  250,759      530,083      464,064      412,275      560,191       937,859
   Unit value of accumulation units            $     10.26  $     14.02  $     18.14  $     22.18  $     12.84   $     11.28
Contracts with total expenses of 1.65%:
   Net Assets                                  $ 2,097,919  $ 9,467,699  $10,011,327  $10,504,865  $ 7,770,706   $ 7,978,195
   Accumulation units outstanding                  206,522      665,641      558,945      450,889      612,909       709,688
   Unit value of accumulation units            $     10.16  $     14.22  $     17.91  $     23.30  $     12.68   $     11.24
Contracts with total expenses of 1.70% (1):
   Net Assets                                  $        --  $        --  $        --  $        --  $        --   $        --
   Accumulation units outstanding                       --           --           --           --           --            --
   Unit value of accumulation units            $        --  $        --  $        --  $        --  $        --   $        --
Contracts with total expenses of 1.70% (3):
   Net Assets                                  $   119,566  $ 1,015,225  $   804,385  $   936,574  $   888,903   $   686,597
   Accumulation units outstanding                   11,721       73,075       44,713       42,629       69,841        60,900
   Unit value of accumulation units            $     10.20  $     13.89  $     17.99  $     21.97  $     12.73   $     11.27
Contracts with total expenses of 1.80%:
   Net Assets                                  $   481,163  $ 2,162,921  $ 1,953,736  $ 2,455,704  $ 1,633,248   $ 2,226,273
   Accumulation units outstanding                   47,427      152,350      109,303      105,586      129,077       198,756
   Unit value of accumulation units            $     10.15  $     14.20  $     17.87  $     23.26  $     12.65   $     11.20
Contracts with total expenses of 1.95% (1):
   Net Assets                                  $        --  $        --  $        --  $        --  $        --   $        --
   Accumulation units outstanding                       --           --           --           --           --            --
   Unit value of accumulation units            $        --  $        --  $        --  $        --  $        --   $        --
Contracts with total expenses of 1.95% (3):
   Net Assets                                  $   222,494  $   710,500  $   327,086  $   512,371  $   288,154   $   520,348
   Accumulation units outstanding                   22,441       51,959       18,504       23,798       23,110        47,077
   Unit value of accumulation units            $      9.91  $     13.67  $     17.68  $     21.53  $     12.47   $     11.05

(1)  Offered in Seasons Triple Elite product.

(2)  Offered in Seasons Advisor II and Seasons Select II products.

(3)  Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006
                                   (Continued)


                                                Diversified      Cash        Focus     Focus Growth     Focus        Focus
                                               Fixed Income   Management     Growth     and Income      Value       TechNet
                                                 Portfolio    Portfolio    Portfolio     Portfolio    Portfolio    Portfolio
                                                 (Class 3)    (Class 3)    (Class 3)     (Class 3)    (Class 3)    (Class 3)
                                               ------------  -----------  -----------  ------------  -----------  -----------
Assets:
   Investments in Seasons Series Trust
      (Class 1, 2 or 3), at net asset value     $34,930,562  $13,390,024  $30,961,443   $28,200,644  $30,982,110  $19,308,090
Liabilities:                                              0            0            0             0            0            0
                                                -----------  -----------  -----------   -----------  -----------  -----------
                                                $34,930,562  $13,390,024  $30,961,443   $28,200,644  $30,982,110  $19,308,090
                                                ===========  ===========  ===========   ===========  ===========  ===========
Net assets:
   Accumulation units                            34,930,562   13,390,024   30,961,443    28,200,644   30,982,110   19,308,090
   Contracts in payout (annuitization) period             0            0            0             0            0            0
                                                -----------  -----------  -----------   -----------  -----------  -----------
      Total net assets                          $34,930,562  $13,390,024  $30,961,443   $28,200,644  $30,982,110  $19,308,090
                                                ===========  ===========  ===========   ===========  ===========  ===========
Accumulation units outstanding                    3,012,477    1,254,605    3,839,654     2,736,422    1,931,692    3,520,360
                                                ===========  ===========  ===========   ===========  ===========  ===========
Contracts with total expenses of 1.40%:
   Net Assets                                   $15,209,553  $ 6,733,163  $17,705,009   $13,820,147  $15,652,923  $10,784,559
   Accumulation units outstanding                 1,289,660      627,171    2,186,196     1,315,042      969,738    2,003,676
   Unit value of accumulation units             $     11.79  $     10.74  $      8.10   $     10.51  $     16.14  $      5.38
Contracts with total expenses of 1.52%:
   Net Assets                                   $        --  $        --  $        --   $        --  $        --  $        --
   Accumulation units outstanding                        --           --           --            --           --           --
   Unit value of accumulation units             $        --  $        --  $        --   $        --  $        --  $        --
Contracts with total expenses of 1.55% (1):
   Net Assets                                   $        --  $        --  $        --   $        --  $        --  $        --
   Accumulation units outstanding                        --           --           --            --           --           --
   Unit value of accumulation units             $        --  $        --  $        --   $        --  $        --  $        --
Contracts with total expenses of 1.55% (2):
   Net Assets                                   $ 6,685,917  $ 2,630,377  $ 4,197,231   $ 5,265,388  $ 6,435,288  $ 3,995,698
   Accumulation units outstanding                   586,046      247,063      519,172       503,566      403,148      745,353
   Unit value of accumulation units             $     11.41  $     10.65  $      8.08   $     10.46  $     15.96  $      5.36
Contracts with total expenses of 1.65%:
   Net Assets                                   $ 4,607,321  $ 2,337,439  $ 7,272,064   $ 7,414,286  $ 6,913,295  $ 3,574,799
   Accumulation units outstanding                   396,343      220,682      910,132       747,540      433,581      606,707
   Unit value of accumulation units             $     11.62  $     10.59  $      7.99   $      9.92  $     15.94  $      5.89
Contracts with total expenses of 1.70% (1):
   Net Assets                                   $        --  $        --  $        --   $        --  $        --  $        --
   Accumulation units outstanding                        --           --           --            --           --           --
   Unit value of accumulation units             $        --  $        --  $        --   $        --  $        --  $        --
Contracts with total expenses of 1.70% (3):
   Net Assets                                   $ 5,348,383  $    84,579  $   316,895   $   271,459  $   347,663  $    84,014
   Accumulation units outstanding                   471,081        7,959       39,494        26,161       21,986       15,905
   Unit value of accumulation units             $     11.35  $     10.63  $      8.02   $     10.38  $     15.81  $      5.28
Contracts with total expenses of 1.80%:
   Net Assets                                   $ 1,672,379  $ 1,274,162  $ 1,363,830   $ 1,177,162  $ 1,372,599  $   822,245
   Accumulation units outstanding                   144,394      120,356      170,968       119,174       86,416      139,713
   Unit value of accumulation units             $     11.58  $     10.59  $      7.98   $      9.88  $     15.88  $      5.89
Contracts with total expenses of 1.95% (1):
   Net Assets                                   $        --  $        --  $        --   $        --  $        --  $        --
   Accumulation units outstanding                        --           --           --            --           --           --
   Unit value of accumulation units             $        --  $        --  $        --   $        --  $        --  $        --
Contracts with total expenses of 1.95% (3):
   Net Assets                                   $ 1,407,009  $   330,304  $   106,414   $   252,202  $   260,342  $    46,775
   Accumulation units outstanding                   124,953       31,374       13,692        24,939       16,823        9,006
   Unit value of accumulation units             $     11.26  $     10.53  $      7.77   $     10.11  $     15.48  $      5.19

(1)  Offered in Seasons Triple Elite product.

(2)  Offered in Seasons Advisor II and Seasons Select II products.

(3)  Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006
                                   (Continued)

                                                             Allocation
                                                Allocation    Moderate     Allocation   Allocation    Strategic
                                                 Moderate      Growth        Growth      Balanced   Fixed Income
                                                Portfolio     Portfolio    Portfolio    Portfolio     Portfolio
                                                (Class 3)     (Class 3)    (Class 3)    (Class 3)     (Class 3)
                                               -----------  ------------  -----------  -----------  ------------
Assets:
   Investments in Seasons Series Trust
      (Class 1, 2 or 3), at net asset value    $75,547,043  $110,723,237  $70,929,729  $42,060,300   $9,971,624
Liabilities:                                             0             0            0            0            0
                                               -----------  ------------  -----------  -----------   ----------
                                               $75,547,043  $110,723,237  $70,929,729  $42,060,300   $9,971,624
                                               ===========  ============  ===========  ===========   ==========
Net assets:
   Accumulation units                           75,547,043   110,723,237   70,929,729   42,060,300    9,971,624
   Contracts in payout (annuitization) period            0             0            0            0            0
                                               -----------  ------------  -----------  -----------   ----------
      Total net assets                         $75,547,043  $110,723,237  $70,929,729  $42,060,300   $9,971,624
                                               ===========  ============  ===========  ===========   ==========
Accumulation units outstanding                   6,902,373     9,886,182    6,179,665    3,942,190      977,564
                                               ===========  ============  ===========  ===========   ==========
Contracts with total expenses of 1.40%:
   Net Assets                                  $22,117,776  $ 28,778,283  $18,791,096  $ 9,547,963   $3,032,645
   Accumulation units outstanding                2,016,797     2,564,162    1,633,946      892,905      296,592
   Unit value of accumulation units            $     10.97  $      11.22  $     11.50  $     10.69   $    10.22
Contracts with total expenses of 1.52%:
   Net Assets                                  $        --  $         --  $        --  $        --   $       --
   Accumulation units outstanding                       --            --           --           --           --
   Unit value of accumulation units            $        --  $         --  $        --  $        --   $       --
Contracts with total expenses of 1.55% (1):
   Net Assets                                  $11,875,860  $ 21,535,366  $12,461,446  $ 7,835,335   $1,081,936
   Accumulation units outstanding                1,084,843     1,922,293    1,085,531      734,064      106,046
   Unit value of accumulation units            $     10.95  $      11.20  $     11.48  $     10.67   $    10.20
Contracts with total expenses of 1.55% (2):
   Net Assets                                  $15,577,845  $ 26,986,447  $22,147,366  $10,276,768   $2,461,995
   Accumulation units outstanding                1,423,014     2,408,850    1,929,263      962,784      241,325
   Unit value of accumulation units            $     10.95  $      11.20  $     11.48  $     10.67   $    10.20
Contracts with total expenses of 1.65%:
   Net Assets                                  $ 3,835,266  $  2,502,627  $   694,579  $   606,699   $  629,187
   Accumulation units outstanding                  350,775       223,661       60,579       56,908       61,766
   Unit value of accumulation units            $     10.93  $      11.19  $     11.47  $     10.66   $    10.19
Contracts with total expenses of 1.70% (1):
   Net Assets                                  $15,705,292  $ 15,501,510  $ 8,472,569  $ 7,539,285   $1,048,148
   Accumulation units outstanding                1,437,257     1,386,181      739,382      707,598      102,986
   Unit value of accumulation units            $     10.93  $      11.18  $     11.46  $     10.65   $    10.18
Contracts with total expenses of 1.70% (3):
   Net Assets                                  $   893,091  $  2,796,776  $   703,345  $   898,428   $  984,093
   Accumulation units outstanding                   81,732       250,094       61,380       84,324       96,628
   Unit value of accumulation units            $     10.93  $      11.18  $     11.46  $     10.65   $    10.18
Contracts with total expenses of 1.80%:
   Net Assets                                  $ 4,410,837  $  7,175,919  $ 5,286,468  $ 3,329,225   $  394,993
   Accumulation units outstanding                  404,135       642,456      461,878      312,831       38,846
   Unit value of accumulation units            $     10.91  $      11.17  $     11.45  $     10.64   $    10.17
Contracts with total expenses of 1.95% (1):
   Net Assets                                  $   798,244  $  4,974,961  $ 2,226,685  $   672,469   $  149,135
   Accumulation units outstanding                   73,274       446,207      194,914       63,302       14,701
   Unit value of accumulation units            $     10.89  $      11.15  $     11.42  $     10.62   $    10.14
Contracts with total expenses of 1.95% (3):
   Net Assets                                  $   332,832  $    471,348  $   146,175  $ 1,354,128   $  189,492
   Accumulation units outstanding                   30,546        42,278       12,792      127,474       18,674
   Unit value of accumulation units            $     10.90  $      11.15  $     11.43  $     10.62   $    10.15

(1)  Offered in Seasons Triple Elite product.

(2)  Offered in Seasons Advisor II and Seasons Select II products.

(3)  Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 APRIL 30, 2006

                                                                              Net Asset Value     Net Asset
Variable Accounts                                                  Shares        Per Share          Value          Cost
-----------------                                                ----------   ---------------   ------------   ------------
SEASONS SERIES TRUST:
   Growth Strategy (Class 1):
      Multi-Managed Growth Portfolio (Class 1)                    3,205,784        $13.10       $ 42,003,209   $ 46,407,159
      Asset Allocation: Diversified Growth Portfolio (Class 1)    1,656,262         13.07         21,646,734     21,077,035
      Stock Portfolio (Class 1)                                   1,191,555         17.68         21,062,059     19,716,801
                                                                                                ------------   ------------
                                                                                                  84,712,002     87,200,995
                                                                                                ------------   ------------
   Moderate Growth Strategy (Class 1):
      Multi-Managed Moderate Growth Portfolio (Class 1)           3,981,057         13.04         51,904,400     53,695,102
      Asset Allocation: Diversified Growth Portfolio (Class 1)    1,864,550         13.07         24,368,984     22,720,244
      Stock Portfolio (Class 1)                                   1,073,060         17.68         18,967,527     16,254,318
                                                                                                ------------   ------------
                                                                                                  95,240,911     92,669,664
                                                                                                ------------   ------------
   Balanced Growth Strategy (Class 1):
      Multi-Managed Income/Equity Portfolio (Class 1)             3,095,373         12.43         38,464,865     37,737,562
      Asset Allocation: Diversified Growth Portfolio (Class 1)    1,393,464         13.07         18,212,058     15,319,854
      Stock Portfolio (Class 1)                                     801,841         17.68         14,173,429     10,963,175
                                                                                                ------------   ------------
                                                                                                  70,850,352     64,020,591
                                                                                                ------------   ------------
   Conservative Growth Strategy (Class 1):
      Multi-Managed Income Portfolio (Class 1)                    2,488,535         12.09         30,094,533     29,135,708
      Asset Allocation: Diversified Growth Portfolio (Class 1)    1,002,395         13.07         13,100,930      9,685,597
      Stock Portfolio (Class 1)                                     432,456         17.68          7,644,139      5,305,492
                                                                                                ------------   ------------
                                                                                                  50,839,602     44,126,797
                                                                                                ------------   ------------
   Large Cap Growth Portfolio (Class 1)                           1,227,958          9.45         11,603,801     12,757,704
   Large Cap Composite Portfolio (Class 1)                          351,768         10.60          3,730,227      3,487,646
   Large Cap Value Portfolio (Class 1)                            1,176,923         13.22         15,556,159     12,645,703
   Mid Cap Growth Portfolio (Class 1)                             1,006,961         14.97         15,069,917     12,756,179
   Mid Cap Value Portfolio (Class 1)                                893,290         19.36         17,291,562     12,550,197
   Small Cap Portfolio (Class 1)                                    982,496         10.76         10,567,275      9,214,767
   International Equity Portfolio (Class 1)                       1,184,413         11.01         13,037,757     11,272,602
   Diversified Fixed Income Portfolio (Class 1)                     959,946         10.38          9,967,288      9,967,446
   Cash Management Portfolio (Class 1)                              602,673         11.11          6,695,478      6,618,551
   Focus Growth Portfolio (Class 1)                                 867,479          9.02          7,824,198      6,818,407

   Growth Strategy (Class 2):
      Multi-Managed Growth Portfolio (Class 2)                    6,328,408         13.07         82,736,753     69,778,289
      Asset Allocation: Diversified Growth Portfolio (Class 2)    3,268,626         13.04         42,638,011     35,186,191
      Stock Portfolio (Class 2)                                   2,362,503         17.56         41,489,344     34,106,038
                                                                                                ------------   ------------
                                                                                                 166,864,108    139,070,518
                                                                                                ------------   ------------
   Moderate Growth Strategy (Class 2):
      Multi-Managed Moderate Growth Portfolio (Class 2)          13,567,387         13.01        176,452,967    153,055,830
      Asset Allocation: Diversified Growth Portfolio (Class 2)    6,349,059         13.04         82,821,119     66,391,349
      Stock Portfolio (Class 2)                                   3,671,463         17.56         64,476,779     51,010,617
                                                                                                ------------   ------------
                                                                                                 323,750,865    270,457,796
                                                                                                ------------   ------------
   Balanced Growth Strategy (Class 2):
      Multi-Managed Income/Equity Portfolio (Class 2)            11,947,228         12.40        148,136,132    136,843,062
      Asset Allocation: Diversified Growth Portfolio (Class 2)    5,375,041         13.04         70,115,414     54,932,659
      Stock Portfolio (Class 2)                                   3,107,689         17.56         54,576,014     41,848,396
                                                                                                ------------   ------------
                                                                                                 272,827,560    233,624,117
                                                                                                ------------   ------------
   Conservative Growth Strategy (Class 2):
      Multi-Managed Income Portfolio (Class 2)                    8,755,001         12.07        105,657,729    102,144,162
      Asset Allocation: Diversified Growth Portfolio (Class 2)    3,522,708         13.04         45,952,416     34,922,012
      Stock Portfolio (Class 2)                                   1,527,360         17.56         26,822,894     19,755,697
                                                                                                ------------   ------------
                                                                                                 178,433,039    156,821,871
                                                                                                ------------   ------------
   Large Cap Growth Portfolio (Class 2)                           9,724,828          9.38         91,255,815     77,130,471
   Large Cap Composite Portfolio (Class 2)                        2,975,729         10.58         31,480,171     25,949,286
   Large Cap Value Portfolio (Class 2)                            9,044,648         13.19        119,267,820     94,660,012
   Mid Cap Growth Portfolio (Class 2)                             6,585,927         14.84         97,719,057     72,491,000
   Mid Cap Value Portfolio (Class 2)                              6,494,723         19.30        125,363,809     95,823,470
   Small Cap Portfolio (Class 2)                                  7,753,246         10.67         82,694,327     66,208,794
   International Equity Portfolio (Class 2)                      11,726,204         10.99        128,870,052     93,826,918
   Diversified Fixed Income Portfolio (Class 2)                  10,190,833         10.36        105,605,696    107,312,490
   Cash Management Portfolio (Class 2)                            3,532,832         11.09         39,177,156     38,546,342
   Focus Growth Portfolio (Class 2)                               8,039,812          8.95         71,917,928     57,464,407
   Focus Growth & Income Portfolio (Class 2)                      4,497,058         10.82         48,653,637     38,419,200
   Focus Value Portfolio (Class 2)                                4,781,609         15.51         74,141,163     58,608,893
   Focus TechNet Portfolio (Class 2)                              5,527,477          6.44         35,612,700     27,836,128

   Growth Strategy (Class 3):
      Multi-Managed Growth Portfolio (Class 3)                    2,228,880         13.06         29,102,138     25,628,912
      Asset Allocation: Diversified Growth Portfolio (Class 3)    1,150,177         13.03         14,982,534     12,929,321
      Stock Portfolio (Class 3)                                     833,009         17.52         14,590,312     12,833,953
                                                                                                ------------   ------------
                                                                                                  58,674,984     51,392,186
                                                                                                ------------   ------------
   Moderate Growth Strategy (Class 3):
      Multi-Managed Moderate Growth Portfolio (Class 3)           4,843,490         12.99         62,915,979     57,066,367
      Asset Allocation: Diversified Growth Portfolio (Class 3)    2,265,857         13.03         29,515,701     25,222,047
      Stock Portfolio (Class 3)                                   1,312,409         17.52         22,987,105     20,027,055
                                                                                                ------------   ------------
                                                                                                 115,418,785    102,315,469
                                                                                                ------------   ------------
   Balanced Growth Strategy (Class 3):
      Multi-Managed Income/Equity Portfolio (Class 3)             4,142,793         12.38         51,301,996     49,254,869
      Asset Allocation: Diversified Growth Portfolio (Class 3)    1,862,909         13.03         24,266,787     20,517,757
      Stock Portfolio (Class 3)                                   1,078,770         17.52         18,894,881     16,262,225
                                                                                                ------------   ------------
                                                                                                  94,463,664     86,034,851
                                                                                                ------------   ------------
   Conservative Growth Strategy (Class 3):
      Multi-Managed Income Portfolio (Class 3)                    2,556,938         12.05         30,823,437     30,728,163
      Asset Allocation: Diversified Growth Portfolio (Class 3)    1,028,822         13.03         13,401,734     11,305,570
      Stock Portfolio (Class 3)                                     446,695         17.52          7,823,957      6,717,181
                                                                                                ------------   ------------
                                                                                                  52,049,128     48,750,914
                                                                                                ------------   ------------
   Large Cap Growth Portfolio (Class 3)                           4,055,295          9.36         37,944,471     33,476,340
   Large Cap Composite Portfolio (Class 3)                        1,051,803         10.56         11,110,980      9,937,332
   Large Cap Value Portfolio (Class 3)                            3,218,365         13.17         42,392,753     36,794,299
   Mid Cap Growth Portfolio (Class 3)                             2,799,850         14.78         41,386,023     34,408,151
   Mid Cap Value Portfolio (Class 3)                              2,401,690         19.27         46,281,114     40,885,691
   Small Cap Portfolio (Class 3)                                  3,523,680         10.62         37,438,854     31,704,000
   International Equity Portfolio (Class 3)                       4,102,720         10.97         45,021,340     35,199,998
   Diversified Fixed Income Portfolio (Class 3)                   3,377,588         10.34         34,930,562     36,263,394
   Cash Management Portfolio (Class 3)                            1,208,805         11.08         13,390,024     13,219,824
   Focus Growth Portfolio (Class 3)                               3,473,373          8.91         30,961,443     27,042,358
   Focus Growth & Income Portfolio (Class 3)                      2,613,313         10.79         28,200,644     24,442,711
   Focus Value Portfolio (Class 3)                                2,001,667         15.48         30,982,110     27,240,281
   Focus TechNet Portfolio (Class 3)                              3,006,333          6.42         19,308,090     16,164,397
   Allocation Moderate Portfolio (Class 3)                        6,863,962         11.01         75,547,043     71,905,413
   Allocation Moderate Growth Portfolio (Class 3)                 9,783,356         11.32        110,723,237    104,234,533
   Allocation Growth Portfolio (Class 3)                          6,094,087         11.64         70,929,729     65,687,031
   Allocation Balanced Portfolio (Class 3)                        3,953,911         10.64         42,060,300     40,734,951
   Strategic Fixed Income Portfolio (Class 3)                       988,618         10.09          9,971,624      9,909,832

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006

                                         Moderate      Balanced    Conservative   Large Cap    Large Cap    Large Cap     Mid Cap
                            Growth        Growth        Growth        Growth       Growth      Composite      Value        Growth
                           Strategy      Strategy      Strategy      Strategy     Portfolio    Portfolio    Portfolio    Portfolio
                           (Class 1)     (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class 1)    (Class 1)    (Class 1)
                         ------------  ------------  ------------  ------------  -----------  -----------  -----------  -----------
Investment income:
   Dividends             $    762,015  $  1,166,799  $  1,317,568  $  1,318,696  $    43,762  $    27,649  $   135,722  $         0
                         ------------  ------------  ------------  ------------  -----------  -----------  -----------  -----------
      Total investment
         income               762,015     1,166,799     1,317,568     1,318,696       43,762       27,649      135,722            0
                         ------------  ------------  ------------  ------------  -----------  -----------  -----------  -----------

Expenses:
   Mortality and
      expense risk
      charge               (1,147,768)   (1,272,629)     (979,438)     (741,307)    (165,223)     (49,736)    (181,940)    (175,830)
   Distribution expense
      charge                 (137,537)     (152,354)     (117,261)      (88,741)     (19,721)      (5,953)     (21,772)     (20,978)
                         ------------  ------------  ------------  ------------  -----------  -----------  -----------  -----------
      Total expenses       (1,285,305)   (1,424,983)   (1,096,699)     (830,048)    (184,944)     (55,689)    (203,712)    (196,808)
                         ------------  ------------  ------------  ------------  -----------  -----------  -----------  -----------
Net investment income
   (loss)                    (523,290)     (258,184)      220,869       488,648     (141,182)     (28,040)     (67,990)    (196,808)
                         ------------  ------------  ------------  ------------  -----------  -----------  -----------  -----------

Net realized gains
   (losses) from
   securities
   transactions:
   Proceeds from shares
      sold                 28,996,148    28,530,038    24,016,897    21,272,302    4,644,092    1,360,406    2,785,415    2,744,785
   Cost of shares sold    (30,013,716)  (28,414,118)  (22,789,735)  (19,995,798)  (5,316,843)  (1,343,433)  (2,417,244)  (2,621,189)
                         ------------  ------------  ------------  ------------  -----------  -----------  -----------  -----------
Net realized gains
   (losses) from
   securities
   transactions            (1,017,568)      115,920     1,227,162     1,276,504     (672,751)      16,973      368,171      123,596
Realized gain
   distributions                    0             0             0             0            0            0       82,290      416,063
                         ------------  ------------  ------------  ------------  -----------  -----------  -----------  -----------
Net realized gains
   (losses)                (1,017,568)      115,920     1,227,162     1,276,504     (672,751)      16,973      450,461      539,659
                         ------------  ------------  ------------  ------------  -----------  -----------  -----------  -----------

Net unrealized
   appreciation
   (depreciation) of
   investments:
   Beginning of period    (17,190,136)  (10,320,339)      852,860     4,176,463   (3,764,041)    (260,561)   1,161,079   (1,035,657)
   End of period           (2,488,993)    2,571,247     6,829,761     6,712,805   (1,153,903)     242,581    2,910,456    2,313,738
                         ------------  ------------  ------------  ------------  -----------  -----------  -----------  -----------
Change in net
   unrealized
   appreciation
   (depreciation) of
   investments             14,701,143    12,891,586     5,976,901     2,536,342    2,610,138      503,142    1,749,377    3,349,395
                         ------------  ------------  ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in
   net assets from
   operations            $ 13,160,285  $ 12,749,322  $  7,424,932  $  4,301,494  $ 1,796,205  $   492,075  $ 2,131,848  $ 3,692,246
                         ============  ============  ============  ============  ===========  ===========  ===========  ===========

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                  (Continued)

                        Mid Cap                 International   Diversified      Cash         Focus                     Moderate
                         Value      Small Cap      Equity      Fixed Income   Management      Growth       Growth        Growth
                       Portfolio    Portfolio     Portfolio      Portfolio     Portfolio    Portfolio     Strategy      Strategy
                       (Class 1)    (Class 1)     (Class 1)      (Class 1)     (Class 1)    (Class 1)     (Class 2)     (Class 2)
                      -----------  -----------  -------------  ------------  ------------  -----------  ------------  ------------
Investment income:
   Dividends          $   104,349  $         0   $    50,356   $   339,352   $    47,142   $         0  $  1,177,605  $  3,266,299
                      -----------  -----------   -----------   -----------   -----------   -----------  ------------  ------------
      Total
         investment
         income           104,349            0        50,356       339,352        47,142             0     1,177,605     3,266,299
                      -----------  -----------   -----------   -----------   -----------   -----------  ------------  ------------

Expenses:
   Mortality and
      expense risk
      charge             (214,143)    (136,941)     (124,506)     (139,536)      (53,080)      (86,781)   (2,307,444)   (4,448,311)
   Distribution
      expense charge      (25,586)     (16,369)      (14,879)      (16,664)       (6,367)      (10,383)     (242,421)     (466,901)
                      -----------  -----------   -----------   -----------   -----------   -----------  ------------  ------------
      Total expenses     (239,729)    (153,310)     (139,385)     (156,200)      (59,447)      (97,164)   (2,549,865)   (4,915,212)
                      -----------  -----------   -----------   -----------   -----------   -----------  ------------  ------------
Net investment
   income (loss)         (135,380)    (153,310)      (89,029)      183,152       (12,305)      (97,164)   (1,372,260)   (1,648,913)
                      -----------  -----------   -----------   -----------   -----------   -----------  ------------  ------------

Net realized gains
   (losses) from
   securities
   transactions:
   Proceeds from
      shares sold       3,543,143    5,058,692     1,477,358     3,784,942     3,524,773     1,223,681    29,539,064    42,843,823
   Cost of shares
      sold             (2,652,631)  (4,819,968)   (1,501,077)   (3,674,461)   (3,489,275)   (1,133,982)  (28,386,534)  (46,338,604)
                      -----------  -----------   -----------   -----------   -----------   -----------  ------------  ------------
Net realized gains
   (losses) from
   securities
   transactions           890,512      238,724       (23,719)      110,481        35,498        89,699     1,152,530    (3,494,781)
Realized gain
   distributions        1,062,797       93,413       142,726        49,276             0             0             0             0
                      -----------  -----------   -----------   -----------   -----------   -----------  ------------  ------------
Net realized gains
   (losses)             1,953,309      332,137       119,007       159,757        35,498        89,699     1,152,530    (3,494,781)
                      -----------  -----------   -----------   -----------   -----------   -----------  ------------  ------------

Net unrealized
   appreciation
   (depreciation)
   of investments:
   Beginning of
      period            3,503,104     (802,480)   (1,151,129)      521,472        19,417      (204,276)    5,345,114    10,775,110
   End of period        4,741,365    1,352,508     1,765,155          (158)       76,927     1,005,791    27,793,590    53,293,069
                      -----------  -----------   -----------   -----------   -----------   -----------  ------------  ------------
Change in net
   unrealized
   appreciation
   (depreciation)
   of investments       1,238,261    2,154,988     2,916,284      (521,630)       57,510     1,210,067    22,448,476    42,517,959
                      -----------  -----------   -----------   -----------   -----------   -----------  ------------  ------------
Increase (decrease)
   in net assets
   from operations    $ 3,056,190  $ 2,333,815   $ 2,946,262    $ (178,721)  $    80,703   $ 1,202,602  $ 22,228,746  $ 37,374,265
                      ===========  ===========   ===========   ===========   ===========   ===========  ============  ============

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                  (Continued)

                        Balanced    Conservative    Large Cap    Large Cap     Large Cap      Mid Cap       Mid Cap
                         Growth        Growth        Growth      Composite       Value        Growth         Value       Small Cap
                        Strategy      Strategy      Portfolio    Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                        (Class 2)     (Class 2)     (Class 2)    (Class 2)     (Class 2)     (Class 2)     (Class 2)     (Class 2)
                      ------------  ------------  ------------  -----------  ------------  ------------  ------------  ------------
Investment income:
   Dividends          $  4,371,734  $  3,976,968  $    175,057  $   175,640  $    886,260  $          0  $    557,672  $          0
                      ------------  ------------  ------------  -----------  ------------  ------------  ------------  ------------
      Total
         investment
         income          4,371,734     3,976,968       175,057      175,640       886,260             0       557,672             0
                      ------------  ------------  ------------  -----------  ------------  ------------  ------------  ------------

Expenses:
   Mortality and
      expense risk
      charge            (3,870,982)   (2,681,181)   (1,221,039)    (429,588)   (1,581,414)   (1,199,486)   (1,728,553)   (1,032,409)
   Distribution
      expense charge      (409,821)     (283,319)     (127,698)     (45,371)     (166,087)     (125,443)     (181,356)     (108,181)
                      ------------  ------------  ------------  -----------  ------------  ------------  ------------  ------------
      Total expenses    (4,280,803)   (2,964,500)   (1,348,737)    (474,959)   (1,747,501)   (1,324,929)   (1,909,909)   (1,140,590)
                      ------------  ------------  ------------  -----------  ------------  ------------  ------------  ------------
Net investment
   income (loss)            90,931     1,012,468    (1,173,680)    (299,319)     (861,241)   (1,324,929)   (1,352,237)   (1,140,590)
                      ------------  ------------  ------------  -----------  ------------  ------------  ------------  ------------

Net realized gains
   (losses) from
   securities
   transactions:
   Proceeds from
      shares sold       45,833,807    46,401,191    16,366,892    5,091,173    19,647,052    15,807,981    26,765,323    19,824,816
   Cost of shares
      sold             (48,494,741)  (51,117,947)  (14,120,244)  (4,423,215)  (16,597,674)  (12,627,442)  (20,860,157)  (17,276,625)
                      ------------  ------------  ------------  -----------  ------------  ------------  ------------  ------------
Net realized gains
   (losses) from
   securities
   transactions         (2,660,934)   (4,716,756)    2,246,648      667,958     3,049,378     3,180,539     5,905,166     2,548,191
Realized gain
   distributions                 0             0             0            0       627,383     2,593,837     7,232,395       620,046
                      ------------  ------------  ------------  -----------  ------------  ------------  ------------  ------------
Net realized gains
   (losses)             (2,660,934)   (4,716,756)    2,246,648      667,958     3,676,761     5,774,376    13,137,561     3,168,237
                      ------------  ------------  ------------  -----------  ------------  ------------  ------------  ------------

Net unrealized
   appreciation
   (depreciation)
   of investments:
   Beginning of
      period            12,088,253     4,930,572     4,422,937    2,424,820    11,627,495     8,232,072    20,256,097     3,299,710
   End of period        39,203,443    21,611,168    14,125,344    5,530,885    24,607,808    25,228,057    29,540,339    16,485,533
                      ------------  ------------  ------------  -----------  ------------  ------------  ------------  ------------
Change in net
   unrealized
   appreciation
   (depreciation)
   of investments       27,115,190    16,680,596     9,702,407    3,106,065    12,980,313    16,995,985     9,284,242    13,185,823
                      ------------  ------------  ------------  -----------  ------------  ------------  ------------  ------------
Increase (decrease)
   in net assets
   from operations    $ 24,545,187  $ 12,976,308  $ 10,775,375  $ 3,474,704  $ 15,795,833  $ 21,445,432  $ 21,069,566  $ 15,213,470
                      ============  ============  ============  ===========  ============  ============  ============  ============

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                   (Continued)

                     International   Diversified      Cash          Focus     Focus Growth      Focus         Focus
                         Equity     Fixed Income   Management      Growth      and Income       Value        TechNet       Growth
                       Portfolio      Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Strategy
                       (Class 2)      (Class 2)     (Class 2)     (Class 2)     (Class 2)     (Class 2)     (Class 2)    (Class 3)
                     -------------  ------------  ------------  ------------  ------------  ------------  ------------  -----------
Investment income:
   Dividends         $    375,207   $  3,414,999  $    373,014  $          0  $    103,802  $     52,156  $          0  $   310,804
                     ------------   ------------  ------------  ------------  ------------  ------------  ------------  -----------
      Total
         investment
         income           375,207      3,414,999       373,014             0       103,802        52,156             0      310,804
                     ------------   ------------  ------------  ------------  ------------  ------------  ------------  -----------
Expenses:
   Mortality and
      expense risk
      charge           (1,394,248)    (1,641,835)     (610,083)     (976,652)     (686,151)     (982,036)     (444,574)    (652,712)
   Distribution
      expense
      charge             (147,042)      (173,131)      (64,659)     (103,337)      (72,628)     (104,107)      (47,642)     (71,363)
                     ------------   ------------  ------------  ------------  ------------  ------------  ------------  -----------
      Total
         expenses      (1,541,290)    (1,814,966)     (674,742)   (1,079,989)     (758,779)   (1,086,143)     (492,216)    (724,075)
                     ------------   ------------  ------------  ------------  ------------  ------------  ------------  -----------
Net investment
   income (loss)       (1,166,083)     1,600,033      (301,728)   (1,079,989)     (654,977)   (1,033,987)     (492,216)    (413,271)
                     ------------   ------------  ------------  ------------  ------------  ------------  ------------  -----------
Net realized gains
   (losses) from
   securities
   transactions:
   Proceeds from
      shares sold      18,948,698     34,524,151    64,807,889    14,703,654    14,421,915    15,556,830    13,032,628    4,302,953
   Cost of shares
      sold            (15,469,090)   (34,031,181)  (64,234,216)  (12,484,612)  (12,205,675)  (13,161,256)  (10,945,447)  (5,105,349)
                     ------------   ------------  ------------  ------------  ------------  ------------  ------------  -----------
Net realized gains
   (losses) from
   securities
   transactions         3,479,608        492,970       573,673     2,219,042     2,216,240     2,395,574     2,087,181     (802,396)
Realized gain
   distributions        1,414,631        520,898             0             0             0     2,877,778             0            0
                     ------------   ------------  ------------  ------------  ------------  ------------  ------------  -----------
Net realized gains
   (losses)             4,894,239      1,013,868       573,673     2,219,042     2,216,240     5,273,352     2,087,181     (802,396)
                     ------------   ------------  ------------  ------------  ------------  ------------  ------------  -----------
Net unrealized
   appreciation
   (depreciation)
   of investments:
   Beginning of
      period           10,103,513      3,156,823       247,425     3,623,509     4,827,123     7,742,443     1,638,980     (207,813)
   End of period       35,043,134     (1,706,794)      630,814    14,453,521    10,234,437    15,532,270     7,776,572    7,282,798
                     ------------   ------------  ------------  ------------  ------------  ------------  ------------  -----------
Change in net
   unrealized
   appreciation
   (depreciation)
   of investments      24,939,621     (4,863,617)      383,389    10,830,012     5,407,314     7,789,827     6,137,592    7,490,611
                     ------------   ------------  ------------  ------------  ------------  ------------  ------------  -----------
Increase (decrease)
   in net assets
   from operations   $ 28,667,777   $ (2,249,716) $    655,334  $ 11,969,065  $  6,968,577  $ 12,029,192  $  7,732,557  $ 6,274,944
                     ============   ============  ============  ============  ============  ============  ============  ===========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                   (Continued)

                        Moderate      Balanced    Conservative   Large Cap    Large Cap    Large Cap     Mid Cap      Mid Cap
                         Growth        Growth        Growth        Growth     Composite      Value        Growth       Value
                        Strategy      Strategy      Strategy     Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                        (Class 3)     (Class 3)     (Class 3)    (Class 3)    (Class 3)    (Class 3)    (Class 3)    (Class 3)
                      ------------  ------------  ------------  -----------  -----------  -----------  -----------  -----------
Investment income:
   Dividends          $    991,019  $  1,331,413  $  1,010,322  $    37,584  $    46,777  $   253,008  $         0  $   151,438
                      ------------  ------------  ------------  -----------  -----------  -----------  -----------  -----------
      Total
         investment
         income            991,019     1,331,413     1,010,322       37,584       46,777      253,008            0      151,438
                      ------------  ------------  ------------  -----------  -----------  -----------  -----------  -----------
Expenses:
   Mortality and
      expense risk
      charge            (1,355,436)   (1,215,980)     (680,342)    (436,329)    (125,772)    (472,526)    (439,488)    (526,694)
   Distribution
      expense charge      (148,953)     (130,463)      (73,611)     (47,922)     (13,846)     (51,622)     (48,149)     (57,672)
                      ------------  ------------  ------------  -----------  -----------  -----------  -----------  -----------
      Total expenses    (1,504,389)   (1,346,443)     (753,953)    (484,251)    (139,618)    (524,148)    (487,637)    (584,366)
                      ------------  ------------  ------------  -----------  -----------  -----------  -----------  -----------
Net investment
   income (loss)          (513,370)      (15,030)      256,369     (446,667)     (92,841)    (271,140)    (487,637)    (432,928)
                      ------------  ------------  ------------  -----------  -----------  -----------  -----------  -----------
Net realized gains
   (losses) from
   securities
   transactions:
   Proceeds from
      shares sold       11,073,765    12,384,162     8,883,762    3,912,804    1,747,263    5,493,066    5,095,266    6,843,973
   Cost of shares
      sold             (11,320,941)  (14,111,420)  (10,771,033)  (3,532,514)  (1,616,986)  (5,053,272)  (4,505,229)  (6,120,926)
                      ------------  ------------  ------------  -----------  -----------  -----------  -----------  -----------
Net realized gains
   (losses) from
   securities
   transactions           (247,176)   (1,727,258)   (1,887,271)     380,290      130,277      439,794      590,037      723,047
Realized gain
   distributions                 0             0             0            0            0      202,455    1,025,492    2,424,514
                      ------------  ------------  ------------  -----------  -----------  -----------  -----------  -----------
Net realized gains
   (losses)               (247,176)   (1,727,258)   (1,887,271)     380,290      130,277      642,249    1,615,529    3,147,561
                      ------------  ------------  ------------  -----------  -----------  -----------  -----------  -----------
Net unrealized
   appreciation
   (depreciation) of
   investments:
   Beginning of
      period               755,055      (907,911)   (1,578,836)     560,744      176,540      987,998      (11,798)   1,610,978
   End of period        13,103,316     8,428,813     3,298,214    4,468,131    1,173,648    5,598,454    6,977,872    5,395,423
                      ------------  ------------  ------------  -----------  -----------  -----------  -----------  -----------
Change in net
   unrealized
   appreciation
   (depreciation) of
   investments          12,348,261     9,336,724     4,877,050    3,907,387      997,108    4,610,456    6,989,670    3,784,445
                      ------------  ------------  ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease)
   in net assets
   from operations    $ 11,587,715  $  7,594,436  $  3,246,148  $ 3,841,010  $ 1,034,544  $ 4,981,565  $ 8,117,562  $ 6,499,078
                      ============  ============  ============  ===========  ===========  ===========  ===========  ===========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                   (Continued)

                                                      International    Diversified       Cash
                                         Small Cap        Equity      Fixed Income    Management
                                         Portfolio      Portfolio       Portfolio      Portfolio
                                         (Class 3)      (Class 3)       (Class 3)      (Class 3)
                                        -----------   -------------   ------------   ------------
Investment income:
   Dividends                            $         0    $    98,684    $  1,012,504   $    103,758
                                        -----------    -----------    ------------   ------------
      Total investment income                     0         98,684       1,012,504        103,758
                                        -----------    -----------    ------------   ------------
Expenses:
   Mortality and expense risk charge       (407,309)      (434,222)       (495,495)      (175,443)
   Distribution expense charge              (44,899)       (47,862)        (53,027)       (19,121)
                                        -----------    -----------    ------------   ------------
      Total expenses                       (452,208)      (482,084)       (548,522)      (194,564)
                                        -----------    -----------    ------------   ------------
Net investment income (loss)               (452,208)      (383,400)        463,982        (90,806)
                                        -----------    -----------    ------------   ------------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold              5,229,218      6,689,723      14,324,117     22,523,477
   Cost of shares sold                   (4,857,692)    (5,826,433)    (14,445,445)   (22,355,024)
                                        -----------    -----------    ------------   ------------
Net realized gains (losses) from
   securities transactions                  371,526        863,290        (121,328)       168,453
Realized gain distributions                 262,882        481,775         159,809              0
                                        -----------    -----------    ------------   ------------
Net realized gains (losses)                 634,408      1,345,065          38,481        168,453
                                        -----------    -----------    ------------   ------------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                     (392,118)     1,239,936         (30,234)        56,937
   End of period                          5,734,854      9,821,342      (1,332,832)       170,200
                                        -----------    -----------    ------------   ------------
Change in net unrealized appreciation
   (depreciation) of investments          6,126,972      8,581,406      (1,302,598)       113,263
                                        -----------    -----------    ------------   ------------
Increase (decrease) in net assets
   from operations                      $ 6,309,172    $ 9,543,071    $   (800,135)  $    190,910
                                        ===========    ===========    ============   ============

                                           Focus      Focus Growth      Focus         Focus
                                           Growth      and Income       Value        TechNet
                                         Portfolio      Portfolio     Portfolio     Portfolio
                                         (Class 3)      (Class 3)     (Class 3)     (Class 3)
                                        -----------   ------------   -----------   -----------
Investment income:
   Dividends                            $         0   $    29,603    $         0   $         0
                                        -----------   -----------    -----------   -----------
      Total investment income                     0        29,603              0             0
                                        -----------   -----------    -----------   -----------
Expenses:
   Mortality and expense risk charge       (347,697)     (329,563)      (344,438)     (206,241)
   Distribution expense charge              (38,531)      (36,160)       (37,797)      (23,017)
                                        -----------   -----------    -----------   -----------
      Total expenses                       (386,228)     (365,723)      (382,235)     (229,258)
                                        -----------   -----------    -----------   -----------
Net investment income (loss)               (386,228)     (336,120)      (382,235)     (229,258)
                                        -----------   -----------    -----------   -----------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold              3,820,116     6,250,654      4,042,451     3,015,625
   Cost of shares sold                   (3,509,771)   (5,840,900)    (3,707,814)   (2,685,544)
                                        -----------   -----------    -----------   -----------
Net realized gains (losses) from
   securities transactions                  310,345       409,754        334,637       330,081
Realized gain distributions                       0             0      1,039,819             0
                                        -----------   -----------    -----------   -----------
Net realized gains (losses)                 310,345       409,754      1,374,456       330,081
                                        -----------   -----------    -----------   -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                     (443,536)      302,485        323,990      (312,878)
   End of period                          3,919,085     3,757,933      3,741,829     3,143,693
                                        -----------   -----------    -----------   -----------
Change in net unrealized appreciation
   (depreciation) of investments          4,362,621     3,455,448      3,417,839     3,456,571
                                        -----------   -----------    -----------   -----------
Increase (decrease) in net assets
   from operations                      $ 4,286,738   $ 3,529,082    $ 4,410,060   $ 3,557,394
                                        ===========   ===========    ===========   ===========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                   (Continued)

                                                        Allocation
                                         Allocation      Moderate      Allocation     Allocation      Strategic
                                          Moderate        Growth         Growth        Balanced     Fixed Income
                                          Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                          (Class 3)      (Class 3)      (Class 3)      (Class 3)      (Class 3)
                                        ------------   ------------   ------------   ------------   ------------
Investment income:
   Dividends                            $    486,717   $    460,073   $    170,776   $    421,867   $   191,214
                                        ------------   ------------   ------------   ------------   -----------
      Total investment income                486,717        460,073        170,776        421,867       191,214
                                        ------------   ------------   ------------   ------------   -----------
Expenses:
   Mortality and expense risk charge        (548,314)      (700,034)      (482,740)      (382,853)      (91,770)
   Distribution expense charge               (57,985)       (73,963)       (51,359)       (40,449)       (9,554)
                                        ------------   ------------   ------------   ------------   -----------
      Total expenses                        (606,299)      (773,997)      (534,099)      (423,302)     (101,324)
                                        ------------   ------------   ------------   ------------   -----------
Net investment income (loss)                (119,582)      (313,924)      (363,323)        (1,435)       89,890
                                        ------------   ------------   ------------   ------------   -----------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold              28,961,229     30,457,866     23,629,306     27,460,470     3,840,999
   Cost of shares sold                   (28,363,210)   (29,621,314)   (22,745,147)   (26,563,951)   (3,791,663)
                                        ------------   ------------   ------------   ------------   -----------
Net realized gains (losses) from
   securities transactions                   598,019        836,552        884,159        896,519        49,336
Realized gain distributions                  121,119         32,769         26,350        273,752         8,739
                                        ------------   ------------   ------------   ------------   -----------
Net realized gains (losses)                  719,138        869,321        910,509      1,170,271        58,075
                                        ------------   ------------   ------------   ------------   -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                      (110,620)      (135,085)      (216,950)       (73,602)      (23,797)
   End of period                           3,641,630      6,488,704      5,242,698      1,325,349        61,792
                                        ------------   ------------   ------------   ------------   -----------
Change in net unrealized appreciation
   (depreciation) of investments           3,752,250      6,623,789      5,459,648      1,398,951        85,589
                                        ------------   ------------   ------------   ------------   -----------
Increase (decrease) in net assets
   from operations                      $  4,351,806   $  7,179,186   $  6,006,834   $  2,567,787   $   233,554
                                        ============   ============   ============   ============   ===========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006

                                                             Moderate      Balanced    Conservative   Large Cap    Large Cap
                                                Growth        Growth        Growth        Growth        Growth     Composite
                                               Strategy      Strategy      Strategy      Strategy     Portfolio    Portfolio
                                               (Class 1)     (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class 1)
                                             ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   (523,290) $   (258,184) $    220,869  $    488,648  $  (141,182) $   (28,040)
   Net realized gains (losses)                 (1,017,568)      115,920     1,227,162     1,276,504     (672,751)      16,973
   Change in net unrealized appreciation
      (depreciation) of investments            14,701,143    12,891,586     5,976,901     2,536,342    2,610,138      503,142
                                             ------------  ------------  ------------  ------------  -----------  -----------
   Increase (decrease) in net assets
      from operations                          13,160,285    12,749,322     7,424,932     4,301,494    1,796,205      492,075
                                             ------------  ------------  ------------  ------------  -----------  -----------
From capital transactions:
      Net proceeds from units sold                257,567       191,065       346,163        75,378       43,294          300
      Cost of units redeemed                  (21,165,225)  (22,800,323)  (18,757,596)  (14,091,005)  (1,464,157)    (840,642)
      Annuity benefit payments                   (169,769)     (242,301)      (96,365)     (176,811)     (24,387)     (12,934)
      Net transfers                            (4,073,871)     (469,514)   (1,596,863)   (2,853,804)  (1,818,444)    (235,701)
      Contract maintenance charge                 (61,855)      (51,458)      (36,832)      (23,883)      (5,053)      (1,464)
                                             ------------  ------------  ------------  ------------  -----------  -----------
   Increase (decrease) in net assets
      from capital transactions               (25,213,153)  (23,372,531)  (20,141,493)  (17,070,125)  (3,268,747)  (1,090,441)
                                             ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets             (12,052,868)  (10,623,209)  (12,716,561)  (12,768,631)  (1,472,542)    (598,366)
Net assets at beginning of period              96,764,870   105,864,120    83,566,913    63,608,233   13,076,343    4,328,593
                                             ------------  ------------  ------------  ------------  -----------  -----------
Net assets at end of period                  $ 84,712,002  $ 95,240,911  $ 70,850,352  $ 50,839,602  $11,603,801  $ 3,730,227
                                             ============  ============  ============  ============  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
   Units sold                                      14,941         9,656        21,543         4,919        4,526           31
   Units redeemed                              (1,232,292)   (1,359,714)   (1,139,825)     (906,631)    (151,288)     (86,215)
   Units transferred                             (239,401)      (11,108)      (97,771)     (171,193)    (188,034)     (25,205)
                                             ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in units outstanding       (1,456,752)   (1,361,166)   (1,216,053)   (1,072,905)    (334,796)    (111,389)
Beginning units                                 6,063,149     6,678,901     5,373,453     4,155,661    1,461,745      458,999
                                             ------------  ------------  ------------  ------------  -----------  -----------
Ending units                                    4,606,397     5,317,735     4,157,400     3,082,756    1,126,949      347,610
                                             ============  ============  ============  ============  ===========  ===========
Contracts with total expenses of 1.52%:
   Units sold                                           0         2,094             0             0            0            0
   Units redeemed                                 (19,395)      (26,997)      (37,579)       (9,834)     (12,075)        (261)
   Units transferred                               (2,836)      (17,247)         (698)       (7,910)      (1,845)       1,484
                                             ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in units outstanding          (22,231)      (42,150)      (38,277)      (17,744)     (13,920)       1,223
Beginning units                                    90,890       160,517       141,422       109,833       96,669       10,828
                                             ------------  ------------  ------------  ------------  -----------  -----------
Ending units                                       68,659       118,367       103,145        92,089       82,749       12,051
                                             ============  ============  ============  ============  ===========  ===========
Contracts with total expenses of 1.55% (1):
   Units sold                                          --            --            --            --           --           --
   Units redeemed                                      --            --            --            --           --           --
   Units transferred                                   --            --            --            --           --           --
                                             ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in units outstanding               --            --            --            --           --           --
Beginning units                                        --            --            --            --           --           --
                                             ------------  ------------  ------------  ------------  -----------  -----------
Ending units                                           --            --            --            --           --           --
                                             ============  ============  ============  ============  ===========  ===========
Contracts with total expenses of 1.55% (2):
   Units sold                                          --            --            --            --           --           --
   Units redeemed                                      --            --            --            --           --           --
   Units transferred                                   --            --            --            --           --           --
                                             ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in units outstanding               --            --            --            --           --           --
Beginning units                                        --            --            --            --           --           --
                                             ------------  ------------  ------------  ------------  -----------  -----------
Ending units                                           --            --            --            --           --           --
                                             ============  ============  ============  ============  ===========  ===========
Contracts with total expenses of 1.65%:
   Units sold                                          --            --            --            --           --           --
   Units redeemed                                      --            --            --            --           --           --
   Units transferred                                   --            --            --            --           --           --
                                             ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in units outstanding               --            --            --            --           --           --
Beginning units                                        --            --            --            --           --           --
                                             ------------  ------------  ------------  ------------  -----------  -----------
Ending units                                           --            --            --            --           --           --
                                             ============  ============  ============  ============  ===========  ===========
Contracts with total expenses of 1.70% (1):
   Units sold                                          --            --            --            --           --           --
   Units redeemed                                      --            --            --            --           --           --
   Units transferred                                   --            --            --            --           --           --
                                             ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in units outstanding               --            --            --            --           --           --
Beginning units                                        --            --            --            --           --           --
                                             ------------  ------------  ------------  ------------  -----------  -----------
Ending units                                           --            --            --            --           --           --
                                             ============  ============  ============  ============  ===========  ===========
Contracts with total expenses of 1.70% (3):
   Units sold                                          --            --            --            --           --           --
   Units redeemed                                      --            --            --            --           --           --
   Units transferred                                   --            --            --            --           --           --
                                             ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in units outstanding               --            --            --            --           --           --
Beginning units                                        --            --            --            --           --           --
                                             ------------  ------------  ------------  ------------  -----------  -----------
Ending units                                           --            --            --            --           --           --
                                             ============  ============  ============  ============  ===========  ===========
Contracts With Total Expenses of 1.80%:
   Units sold                                          --            --            --            --           --           --
   Units redeemed                                      --            --            --            --           --           --
   Units transferred                                   --            --            --            --           --           --
                                             ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in units outstanding               --            --            --            --           --           --
Beginning units                                        --            --            --            --           --           --
                                             ------------  ------------  ------------  ------------  -----------  -----------
Ending units                                           --            --            --            --           --           --
                                             ============  ============  ============  ============  ===========  ===========
Contracts with total expenses of 1.95% (1):
   Units sold                                          --            --            --            --           --           --
   Units redeemed                                      --            --            --            --           --           --
   Units transferred                                   --            --            --            --           --           --
                                             ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in units outstanding               --            --            --            --           --           --
Beginning units                                        --            --            --            --           --           --
                                             ------------  ------------  ------------  ------------  -----------  -----------
Ending units                                           --            --            --            --           --           --
                                             ============  ============  ============  ============  ===========  ===========
Contracts with total expenses of 1.95% (3):
   Units sold                                          --            --            --            --           --           --
   Units redeemed                                      --            --            --            --           --           --
   Units transferred                                   --            --            --            --           --           --
                                             ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in units outstanding               --            --            --            --           --           --
Beginning units                                        --            --            --            --           --           --
                                             ------------  ------------  ------------  ------------  -----------  -----------
Ending units                                           --            --            --            --           --           --
                                             ============  ============  ============  ============  ===========  ===========

(1)  Offered in Seasons Triple Elite product.

(2)  Offered in Seasons Advisor II and Seasons Select II products.

(3)  Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                  (Continued)

                                           Large Cap     Mid Cap      Mid Cap                 International   Diversified
                                             Value        Growth        Value     Small Cap       Equity     Fixed Income
                                           Portfolio    Portfolio    Portfolio    Portfolio     Portfolio      Portfolio
                                           (Class 1)    (Class 1)    (Class 1)    (Class 1)     (Class 1)      (Class 1)
                                          -----------  -----------  -----------  -----------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)           $   (67,990) $  (196,808) $  (135,380) $  (153,310)  $   (89,029)  $   183,152
   Net realized gains (losses)                450,461      539,659    1,953,309      332,137       119,007       159,757
   Change in net unrealized appreciation
      (depreciation) of investments         1,749,377    3,349,395    1,238,261    2,154,988     2,916,284      (521,630)
                                          -----------  -----------  -----------  -----------   -----------   -----------
   Increase (decrease) in net assets
      from operations                       2,131,848    3,692,246    3,056,190    2,333,815     2,946,262      (178,721)
                                          -----------  -----------  -----------  -----------   -----------   -----------
From capital transactions:
      Net proceeds from units sold            104,928       76,131      179,692       85,611        50,020         8,306
      Cost of units redeemed               (1,207,515)  (1,150,101)  (1,483,363)  (1,064,149)     (970,589)   (1,370,131)
      Annuity benefit payments                (20,974)     (14,804)     (28,181)     (20,982)      (12,963)      (72,050)
      Net transfers                           550,843     (601,335)     317,245      143,192     2,397,177      (359,178)
      Contract maintenance charge              (3,847)      (5,422)      (4,866)      (3,009)       (2,519)       (2,540)
                                          -----------  -----------  -----------  -----------   -----------   -----------
   Increase (decrease) in net assets
      from capital transactions              (576,565)  (1,695,531)  (1,019,473)    (859,337)    1,461,126    (1,795,593)
                                          -----------  -----------  -----------  -----------   -----------   -----------
Increase (decrease) in net assets           1,555,283    1,996,715    2,036,717    1,474,478     4,407,388    (1,974,314)
Net assets at beginning of period          14,000,876   13,073,202   15,254,845    9,092,797     8,630,369    11,941,602
                                          -----------  -----------  -----------  -----------   -----------   -----------
Net assets at end of period               $15,556,159  $15,069,917  $17,291,562  $10,567,275   $13,037,757   $ 9,967,288
                                          ===========  ===========  ===========  ===========   ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
   Units sold                                   8,086        4,162        8,637        7,354         5,575           685
   Units redeemed                             (88,555)     (64,067)     (65,472)     (84,992)      (95,197)     (119,152)
   Units transferred                           35,578      (39,143)      21,227       28,321       225,984       (38,359)
                                          -----------  -----------  -----------  -----------   -----------   -----------
Increase (decrease) in units outstanding      (44,891)     (99,048)     (35,608)     (49,317)      136,362      (156,826)
Beginning units                             1,078,477      868,447      731,313      827,774       950,465       937,568
                                          -----------  -----------  -----------  -----------   -----------   -----------
Ending units                                1,033,586      769,399      695,705      778,457     1,086,827       780,742
                                          ===========  ===========  ===========  ===========   ===========   ===========
Contracts with total expenses of 1.52%:
   Units sold                                       0            0            0            0             0             0
   Units redeemed                              (1,940)      (7,988)      (1,525)      (8,176)       (6,333)         (527)
   Units transferred                            3,989       (1,064)      (4,859)      (1,364)        6,769         8,958
                                          -----------  -----------  -----------  -----------   -----------   -----------
Increase (decrease) in units outstanding        2,049       (9,052)      (6,384)      (9,540)          436         8,431
Beginning units                                33,937       65,777       35,666       46,415        49,575        49,084
                                          -----------  -----------  -----------  -----------   -----------   -----------
Ending units                                   35,986       56,725       29,282       36,875        50,011        57,515
                                          ===========  ===========  ===========  ===========   ===========   ===========
Contracts with total expenses of
   1.55% (1):
   Units sold                                      --           --           --           --            --            --
   Units redeemed                                  --           --           --           --            --            --
   Units transferred                               --           --           --           --            --            --
                                          -----------  -----------  -----------  -----------   -----------   -----------
Increase (decrease) in units outstanding           --           --           --           --            --            --
Beginning units                                    --           --           --           --            --            --
                                          -----------  -----------  -----------  -----------   -----------   -----------
Ending units                                       --           --           --           --            --            --
                                          ===========  ===========  ===========  ===========   ===========   ===========
Contracts with total expenses of
   1.55% (2):
   Units sold                                      --           --           --           --            --            --
   Units redeemed                                  --           --           --           --            --            --
   Units transferred                               --           --           --           --            --            --
                                          -----------  -----------  -----------  -----------   -----------   -----------
Increase (decrease) in units outstanding           --           --           --           --            --            --
Beginning units                                    --           --           --           --            --            --
                                          -----------  -----------  -----------  -----------   -----------   -----------
Ending units                                       --           --           --           --            --            --
                                          ===========  ===========  ===========  ===========   ===========   ===========
Contracts with total expenses of 1.65%:
   Units sold                                      --           --           --           --            --            --
   Units redeemed                                  --           --           --           --            --            --
   Units transferred                               --           --           --           --            --            --
                                          -----------  -----------  -----------  -----------   -----------   -----------
Increase (decrease) in units outstanding           --           --           --           --            --            --
Beginning units                                    --           --           --           --            --            --
                                          -----------  -----------  -----------  -----------   -----------   -----------
Ending units                                       --           --           --           --            --            --
                                          ===========  ===========  ===========  ===========   ===========   ===========
Contracts with total expenses of
   1.70% (1):
   Units sold                                      --           --           --           --            --            --
   Units redeemed                                  --           --           --           --            --            --
   Units transferred                               --           --           --           --            --            --
                                          -----------  -----------  -----------  -----------   -----------   -----------
Increase (decrease) in units outstanding           --           --           --           --            --            --
Beginning units                                    --           --           --           --            --            --
                                          -----------  -----------  -----------  -----------   -----------   -----------
Ending units                                       --           --           --           --            --            --
                                          ===========  ===========  ===========  ===========   ===========   ===========
Contracts with total expenses of
   1.70% (3):
   Units sold                                      --           --           --           --            --            --
   Units redeemed                                  --           --           --           --            --            --
   Units transferred                               --           --           --           --            --            --
                                          -----------  -----------  -----------  -----------   -----------   -----------
Increase (decrease) in units outstanding           --           --           --           --            --            --
Beginning units                                    --           --           --           --            --            --
                                          -----------  -----------  -----------  -----------   -----------   -----------
Ending units                                       --           --           --           --            --            --
                                          ===========  ===========  ===========  ===========   ===========   ===========
Contracts With Total Expenses of 1.80%:
   Units sold                                      --           --           --           --            --            --
   Units redeemed                                  --           --           --           --            --            --
   Units transferred                               --           --           --           --            --            --
                                          -----------  -----------  -----------  -----------   -----------   -----------
Increase (decrease) in units outstanding           --           --           --           --            --            --
Beginning units                                    --           --           --           --            --            --
                                          -----------  -----------  -----------  -----------   -----------   -----------
Ending units                                       --           --           --           --            --            --
                                          ===========  ===========  ===========  ===========   ===========   ===========
Contracts with total expenses of
   1.95% (1):
   Units sold                                      --           --           --           --            --            --
   Units redeemed                                  --           --           --           --            --            --
   Units transferred                               --           --           --           --            --            --
                                          -----------  -----------  -----------  -----------   -----------   -----------
Increase (decrease) in units outstanding           --           --           --           --            --            --
Beginning units                                    --           --           --           --            --            --
                                          -----------  -----------  -----------  -----------   -----------   -----------
Ending units                                       --           --           --           --            --            --
                                          ===========  ===========  ===========  ===========   ===========   ===========
Contracts with total expenses of
   1.95% (3):
   Units sold                                      --           --           --           --            --            --
   Units redeemed                                  --           --           --           --            --            --
   Units transferred                               --           --           --           --            --            --
                                          -----------  -----------  -----------  -----------   -----------   -----------
Increase (decrease) in units outstanding           --           --           --           --            --            --
Beginning units                                    --           --           --           --            --            --
                                          -----------  -----------  -----------  -----------   -----------   -----------
Ending units                                       --           --           --           --            --            --
                                          ===========  ===========  ===========  ===========   ===========   ===========

(1)  Offered in Seasons Triple Elite product.

(2)  Offered in Seasons Advisor II and Seasons Select II products.

(3)  Offered in Seasons Advisor II product.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                  (Continued)

                                             Cash        Focus                    Moderate      Balanced    Conservative
                                          Management    Growth       Growth        Growth        Growth        Growth
                                           Portfolio   Portfolio    Strategy      Strategy      Strategy      Strategy
                                           (Class 1)   (Class 1)    (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                          ----------  ----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)           $  (12,305) $  (97,164) $ (1,372,260) $ (1,648,913) $     90,931  $  1,012,468
   Net realized gains (losses)                35,498      89,699     1,152,530    (3,494,781)   (2,660,934)   (4,716,756)
   Change in net unrealized appreciation
      (depreciation) of investments           57,510   1,210,067    22,448,476    42,517,959    27,115,190    16,680,596
                                          ----------  ----------  ------------  ------------  ------------  ------------
   Increase (decrease) in net assets
      from operations                         80,703   1,202,602    22,228,746    37,374,265    24,545,187    12,976,308
                                          ----------  ----------  ------------  ------------  ------------  ------------
From capital transactions:
      Net proceeds from units sold           162,557      23,446     5,206,715    11,331,121     8,139,659     4,141,727
      Cost of units redeemed                (764,628)   (582,582)  (15,293,584)  (26,322,556)  (26,230,334)  (24,757,763)
      Annuity benefit payments               (68,639)    (11,605)            0             0             0             0
      Net transfers                        3,009,393     884,720     2,194,974     4,343,553    (1,898,606)   (5,422,972)
      Contract maintenance charge             (1,262)     (2,554)      (57,587)      (79,633)      (62,254)      (39,715)
                                          ----------  ----------  ------------  ------------  ------------  ------------
   Increase (decrease) in net assets
      from capital transactions            2,337,421     311,425    (7,949,482)  (10,727,515)  (20,051,535)  (26,078,723)
                                          ----------  ----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets          2,418,124   1,514,027    14,279,264    26,646,750     4,493,652   (13,102,415)
Net assets at beginning of period          4,277,354   6,310,171   152,584,844   297,104,115   268,333,908   191,535,454
                                          ----------  ----------  ------------  ------------  ------------  ------------
Net assets at end of period               $6,695,478  $7,824,198  $166,864,108  $323,750,865  $272,827,560  $178,433,039
                                          ==========  ==========  ============  ============  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
   Units sold                                 15,182       2,980        52,371        81,610        40,784        26,868
   Units redeemed                            (77,136)    (77,671)     (265,361)     (472,963)     (425,362)     (513,058)
   Units transferred                         278,303     109,027       (29,151)       91,614      (124,525)      (60,087)
                                          ----------  ----------  ------------  ------------  ------------  ------------
Increase (decrease) in units outstanding     216,349      34,336      (242,141)     (299,739)     (509,103)     (546,277)
Beginning units                              399,414     893,819     2,828,732     5,777,656     5,941,411     4,254,632
                                          ----------  ----------  ------------  ------------  ------------  ------------
Ending units                                 615,763     928,155     2,586,591     5,477,917     5,432,308     3,708,355
                                          ==========  ==========  ============  ============  ============  ============
Contracts with total expenses of 1.52%:
   Units sold                                      0           0            --            --            --            --
   Units redeemed                               (762)        (80)           --            --            --            --
   Units transferred                            (237)         13            --            --            --            --
                                          ----------  ----------  ------------  ------------  ------------  ------------
Increase (decrease) in units outstanding        (999)        (67)           --            --            --            --
Beginning units                                2,368      30,098            --            --            --            --
                                          ----------  ----------  ------------  ------------  ------------  ------------
Ending units                                   1,369      30,031            --            --            --            --
                                          ==========  ==========  ============  ============  ============  ============
Contracts with total expenses of
   1.55% (1):
   Units sold                                     --          --       103,693       240,580       208,976       128,310
   Units redeemed                                 --          --       (76,954)     (174,590)     (195,143)     (213,391)
   Units transferred                              --          --        67,358       141,487        45,428        14,292
                                          ----------  ----------  ------------  ------------  ------------  ------------
Increase (decrease) in units outstanding          --          --        94,097       207,477        59,261       (70,789)
Beginning units                                   --          --       919,258     1,626,293     1,454,986       829,709
                                          ----------  ----------  ------------  ------------  ------------  ------------
Ending units                                      --          --     1,013,355     1,833,770     1,514,247       758,920
                                          ==========  ==========  ============  ============  ============  ============
Contracts with total expenses of
   1.55% (2):
   Units sold                                     --          --            --            --            --            --
   Units redeemed                                 --          --            --            --            --            --
   Units transferred                              --          --            --            --            --            --
                                          ----------  ----------  ------------  ------------  ------------  ------------
Increase (decrease) in units outstanding          --          --            --            --            --            --
Beginning units                                   --          --            --            --            --            --
                                          ----------  ----------  ------------  ------------  ------------  ------------
Ending units                                      --          --            --            --            --            --
                                          ==========  ==========  ============  ============  ============  ============
Contracts with total expenses of 1.65%:
   Units sold                                     --          --        30,168        45,267        31,515        19,103
   Units redeemed                                 --          --      (522,141)     (841,269)     (951,893)     (805,968)
   Units transferred                              --          --       110,464       (18,608)      (94,393)     (321,968)
                                          ----------  ----------  ------------  ------------  ------------  ------------
Increase (decrease) in units outstanding          --          --      (381,509)     (814,610)   (1,014,771)   (1,108,833)
Beginning units                                   --          --     5,650,953    10,789,998     9,661,400     7,267,578
                                          ----------  ----------  ------------  ------------  ------------  ------------
Ending units                                      --          --     5,269,444     9,975,388     8,646,629     6,158,745
                                          ==========  ==========  ============  ============  ============  ============
Contracts with total expenses of
   1.70% (1):
   Units sold                                     --          --       105,536       294,447       209,713        60,921
   Units redeemed                                 --          --       (27,015)      (66,639)      (32,896)      (48,115)
   Units transferred                              --          --         2,211        34,302        49,664        49,061
                                          ----------  ----------  ------------  ------------  ------------  ------------
Increase (decrease) in units outstanding          --          --        80,732       262,110       226,481        61,867
Beginning units                                   --          --       176,567       621,189       559,210       360,936
                                          ----------  ----------  ------------  ------------  ------------  ------------
Ending units                                      --          --       257,299       883,299       785,691       422,803
                                          ==========  ==========  ============  ============  ============  ============
Contracts with total expenses of
   1.70% (3):
   Units sold                                     --          --            --            --            --            --
   Units redeemed                                 --          --            --            --            --            --
   Units transferred                              --          --            --            --            --            --
                                          ----------  ----------  ------------  ------------  ------------  ------------
Increase (decrease) in units outstanding          --          --            --            --            --            --
Beginning units                                   --          --            --            --            --            --
                                          ----------  ----------  ------------  ------------  ------------  ------------
Ending units                                      --          --            --            --            --            --
                                          ==========  ==========  ============  ============  ============  ============
Contracts With Total Expenses of 1.80%:
   Units sold                                     --          --            --            --            --            --
   Units redeemed                                 --          --            --            --            --            --
   Units transferred                              --          --            --            --            --            --
                                          ----------  ----------  ------------  ------------  ------------  ------------
Increase (decrease) in units outstanding          --          --            --            --            --            --
Beginning units                                   --          --            --            --            --            --
                                          ----------  ----------  ------------  ------------  ------------  ------------
Ending units                                      --          --            --            --            --            --
                                          ==========  ==========  ============  ============  ============  ============
Contracts with total expenses of
   1.95% (1):
   Units sold                                     --          --         9,820        28,543        26,608        34,795
   Units redeemed                                 --          --       (17,030)      (54,031)      (64,261)      (33,469)
   Units transferred                              --          --       (17,323)        5,142         7,860       (28,185)
                                          ----------  ----------  ------------  ------------  ------------  ------------
Increase (decrease) in units outstanding          --          --       (24,533)      (20,346)      (29,793)      (26,859)
Beginning units                                   --          --       260,049       659,130       342,627       306,536
                                          ----------  ----------  ------------  ------------  ------------  ------------
Ending units                                      --          --       235,516       638,784       312,834       279,677
                                          ==========  ==========  ============  ============  ============  ============
Contracts with total expenses of
   1.95% (3):
   Units sold                                     --          --            --            --            --            --
   Units redeemed                                 --          --            --            --            --            --
   Units transferred                              --          --            --            --            --            --
                                          ----------  ----------  ------------  ------------  ------------  ------------
Increase (decrease) in units outstanding          --          --            --            --            --            --
Beginning units                                   --          --            --            --            --            --
                                          ----------  ----------  ------------  ------------  ------------  ------------
Ending units                                      --          --            --            --            --            --
                                          ==========  ==========  ============  ============  ============  ============

(1)  Offered in Seasons Triple Elite product.

(2)  Offered in Seasons Advisor II and Seasons Select II products.

(3)  Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                   (CONTINUED)

                                              Large Cap    Large Cap     Large Cap     Mid Cap       Mid Cap
                                               Growth      Composite       Value        Growth       Value       Small Cap
                                              Portfolio    Portfolio     Portfolio    Portfolio     Portfolio    Portfolio
                                              (Class 2)    (Class 2)     (Class 2)    (Class 2)     (Class 2)    (Class 2)
                                            ------------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)             $(1,173,680)  $  (299,319) $   (861,241) $(1,324,929) $ (1,352,237) $(1,140,590)
   Net realized gains (losses)                2,246,648       667,958     3,676,761    5,774,376    13,137,561    3,168,237
   Change in net unrealized appreciation
      (depreciation) of investments           9,702,407     3,106,065    12,980,313   16,995,985     9,284,242   13,185,823
                                            -----------   -----------  ------------  -----------  ------------  -----------
   Increase (decrease) in net assets from
      operations                             10,775,375     3,474,704    15,795,833   21,445,432    21,069,566   15,213,470
                                            -----------   -----------  ------------  -----------  ------------  -----------
From capital transactions:
      Net proceeds from units sold            6,318,038     1,877,739     6,654,522    4,577,672     5,968,766    5,217,671
      Cost of units redeemed                 (8,653,912)   (2,544,242)  (11,379,196)  (8,539,682)  (12,223,007)  (6,892,234)
      Annuity benefit payments                        0             0             0            0             0            0
      Net transfers                           7,400,610       288,283       970,158    8,783,389      (243,979)   6,386,462
      Contract maintenance charge               (15,994)       (6,940)      (18,011)     (16,176)      (22,022)     (14,426)
                                            -----------   -----------  ------------  -----------  ------------  -----------
   Increase (decrease) in net assets from
      capital transactions                    5,048,742      (385,160)   (3,772,527)   4,805,203    (6,520,242)   4,697,473
                                            -----------   -----------  ------------  -----------  ------------  -----------
Increase (decrease) in net assets            15,824,117     3,089,544    12,023,306   26,250,635    14,549,324   19,910,943
Net assets at beginning of period            75,431,698    28,390,627   107,244,514   71,468,422   110,814,485   62,783,384
                                            -----------   -----------  ------------  -----------  ------------  -----------
Net assets at end of period                 $91,255,815   $31,480,171  $119,267,820  $97,719,057  $125,363,809  $82,694,327
                                            ===========   ===========  ============  ===========  ============  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
   Units sold                                    46,623         9,338        15,935       20,123        11,766       31,622
   Units redeemed                              (210,044)      (78,591)     (172,656)    (116,492)     (133,091)    (152,012)
   Units transferred                             72,549         5,888         7,299      142,635       (51,635)      89,501
                                            -----------   -----------  ------------  -----------  ------------  -----------
Increase (decrease) in units outstanding        (90,872)      (63,365)     (149,422)      46,266      (172,960)     (30,889)
Beginning units                               2,318,352       987,699     2,280,625    1,272,574     1,595,182    1,605,699
                                            -----------   -----------  ------------  -----------  ------------  -----------
Ending units                                  2,227,480       924,334     2,131,203    1,318,840     1,422,222    1,574,810
                                            ===========   ===========  ============  ===========  ============  ===========
Contracts with total expenses of 1.52%:
   Units sold                                        --            --            --           --            --           --
   Units redeemed                                    --            --            --           --            --           --
   Units transferred                                 --            --            --           --            --           --
                                            -----------   -----------  ------------  -----------  ------------  -----------
Increase (decrease) in units outstanding             --            --            --           --            --           --
Beginning units                                      --            --            --           --            --           --
                                            -----------   -----------  ------------  -----------  ------------  -----------
Ending units                                         --            --            --           --            --           --
                                            ===========   ===========  ============  ===========  ============  ===========
Contracts with total expenses of 1.55%(1):
   Units sold                                   336,577        62,872       257,247      113,221       135,547      228,805
   Units redeemed                               (98,674)      (15,541)      (99,720)     (56,243)      (46,241)     (70,863)
   Units transferred                            208,225        10,648        56,262       76,022        40,595       74,966
                                            -----------   -----------  ------------  -----------  ------------  -----------
Increase (decrease) in units outstanding        446,128        57,979       213,789      133,000       129,901      232,908
Beginning units                                 867,720       290,055       929,679      582,292       514,288      719,418
                                            -----------   -----------  ------------  -----------  ------------  -----------
Ending units                                  1,313,848       348,034     1,143,468      715,292       644,189      952,326
                                            ===========   ===========  ============  ===========  ============  ===========
Contracts with total expenses of 1.55%(2):
   Units sold                                        --            --            --           --            --           --
   Units redeemed                                    --            --            --           --            --           --
   Units transferred                                 --            --            --           --            --           --
                                            -----------   -----------  ------------  -----------  ------------  -----------
Increase (decrease) in units outstanding             --            --            --           --            --           --
Beginning units                                      --            --            --           --            --           --
                                            -----------   -----------  ------------  -----------  ------------  -----------
Ending units                                         --            --            --           --            --           --
                                            ===========   ===========  ============  ===========  ============  ===========
Contracts with total expenses of 1.65%:
   Units sold                                    25,898         6,997        19,913       13,925        13,275       15,608
   Units redeemed                              (587,018)     (157,975)     (535,495)    (321,071)     (351,208)    (338,617)
   Units transferred                            348,840        (3,605)      (31,235)     250,395         4,722      280,105
                                            -----------   -----------  ------------  -----------  ------------  -----------
Increase (decrease) in units outstanding       (212,280)     (154,583)     (546,817)     (56,751)     (333,211)     (42,904)
Beginning units                               5,389,831     1,729,275     5,054,308    2,977,378     3,266,457    3,364,848
                                            -----------   -----------  ------------  -----------  ------------  -----------
Ending units                                  5,177,551     1,574,692     4,507,491    2,920,627     2,933,246    3,321,944
                                            ===========   ===========  ============  ===========  ============  ===========
Contracts with total expenses of 1.70%(1):
   Units sold                                   208,358        98,213       160,581      105,319        95,647      114,907
   Units redeemed                               (17,218)       (7,815)      (21,336)     (12,165)      (15,322)     (17,282)
   Units transferred                            181,269        13,392        34,924       50,615        25,797       74,807
                                            -----------   -----------  ------------  -----------  ------------  -----------
Increase (decrease) in units outstanding        372,409       103,790       174,169      143,769       106,122      172,432
Beginning units                                 337,636        62,392       262,727      211,180       170,893      297,191
                                            -----------   -----------  ------------  -----------  ------------  -----------
Ending units                                    710,045       166,182       436,896      354,949       277,015      469,623
                                            ===========   ===========  ============  ===========  ============  ===========
Contracts with total expenses of 1.70%(3):
   Units sold                                        --            --            --           --            --           --
   Units redeemed                                    --            --            --           --            --           --
   Units transferred                                 --            --            --           --            --           --
                                            -----------   -----------  ------------  -----------  ------------  -----------
Increase (decrease) in units outstanding             --            --            --           --            --           --
Beginning units                                      --            --            --           --            --           --
                                            -----------   -----------  ------------  -----------  ------------  -----------
Ending units                                         --            --            --           --            --           --
                                            ===========   ===========  ============  ===========  ============  ===========
Contracts With Total Expenses of 1.80%:
   Units sold                                        --            --            --           --            --           --
   Units redeemed                                    --            --            --           --            --           --
   Units transferred                                 --            --            --           --            --           --
                                            -----------   -----------  ------------  -----------  ------------  -----------
Increase (decrease) in units outstanding             --            --            --           --            --           --
Beginning units                                      --            --            --           --            --           --
                                            -----------   -----------  ------------  -----------  ------------  -----------
Ending units                                         --            --            --           --            --           --
                                            ===========   ===========  ============  ===========  ============  ===========
Contracts with total expenses of 1.95%(1):
   Units sold                                    54,186        15,109        40,108       19,055        21,158       40,904
   Units redeemed                               (37,587)       (1,816)      (29,194)     (23,978)      (17,122)     (16,283)
   Units transferred                             18,792         2,675         6,772        6,754       (23,928)      13,384
                                            -----------   -----------  ------------  -----------  ------------  -----------
Increase (decrease) in units outstanding         35,391        15,968        17,686        1,831       (19,892)      38,005
Beginning units                                 149,011        47,158       134,734      102,373       145,004      115,203
                                            -----------   -----------  ------------  -----------  ------------  -----------
Ending units                                    184,402        63,126       152,420      104,204       125,112      153,208
                                            ===========   ===========  ============  ===========  ============  ===========
Contracts with total expenses of 1.95%(3):
   Units sold                                        --            --            --           --            --           --
   Units redeemed                                    --            --            --           --            --           --
   Units transferred                                 --            --            --           --            --           --
                                            -----------   -----------  ------------  -----------  ------------  -----------
Increase (decrease) in units outstanding             --            --            --           --            --           --
Beginning units                                      --            --            --           --            --           --
                                            -----------   -----------  ------------  -----------  ------------  -----------
Ending units                                         --            --            --           --            --           --
                                            ===========   ===========  ============  ===========  ============  ===========

(1)  Offered in Seasons Triple Elite product.

(2)  Offered in Seasons Advisor II and Seasons Select II products.

(3)  Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                   (CONTINUED)

                                            International   Diversified      Cash         Focus     Focus Growth     Focus
                                               Equity      Fixed Income   Management      Growth     and Income      Value
                                              Portfolio      Portfolio     Portfolio    Portfolio     Portfolio    Portfolio
                                              (Class 2)      (Class 2)     (Class 2)    (Class 2)     (Class 2)    (Class 2)
                                            -------------  ------------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)             $ (1,166,083)  $  1,600,033  $   (301,728) $(1,079,989) $  (654,977)  $(1,033,987)
   Net realized gains (losses)                 4,894,239      1,013,868       573,673    2,219,042    2,216,240     5,273,352
   Change in net unrealized appreciation
      (depreciation) of investments           24,939,621     (4,863,617)      383,389   10,830,012    5,407,314     7,789,827
                                            ------------   ------------  ------------  -----------  -----------   -----------
   Increase (decrease) in net assets from
      operations                              28,667,777     (2,249,716)      655,334   11,969,065    6,968,577    12,029,192
                                            ------------   ------------  ------------  -----------  -----------   -----------
From capital transactions:
      Net proceeds from units sold             7,066,488      2,972,207     7,012,456    2,298,917    1,478,899     2,267,428
      Cost of units redeemed                  (9,058,777)   (15,009,757)  (20,860,113)  (7,243,981)  (5,395,733)   (6,995,757)
      Annuity benefit payments                         0              0             0            0            0             0
      Net transfers                           17,096,972     (4,539,024)   (2,118,210)     492,230   (1,092,990)    3,024,534
      Contract maintenance charge                (14,239)       (19,333)       (7,339)     (21,685)     (10,974)      (14,517)
                                            ------------   ------------  ------------  -----------  -----------   -----------
   Increase (decrease) in net assets from
      capital transactions                    15,090,444    (16,595,907)  (15,973,206)  (4,474,519)  (5,020,798)   (1,718,312)
                                            ------------   ------------  ------------  -----------  -----------   -----------
Increase (decrease) in net assets             43,758,221    (18,845,623)  (15,317,872)   7,494,546    1,947,779    10,310,880
Net assets at beginning of period             85,111,831    124,451,319    54,495,028   64,423,382   46,705,858    63,830,283
                                            ------------   ------------  ------------  -----------  -----------   -----------
Net assets at end of period                 $128,870,052   $105,605,696  $ 39,177,156  $71,917,928  $48,653,637   $74,141,163
                                            ============   ============  ============  ===========  ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
   Units sold                                     34,610         44,689        82,712       26,495       17,480        18,023
   Units redeemed                               (267,335)      (445,980)   (1,213,462)    (254,058)    (113,346)     (135,885)
   Units transferred                             332,072       (244,664)      817,361       20,122     (132,723)       32,612
                                            ------------   ------------  ------------  -----------  -----------   -----------
Increase (decrease) in units outstanding          99,347       (645,955)     (313,389)    (207,441)    (228,589)      (85,250)
Beginning units                                2,924,887      3,263,102     1,555,944    3,093,639    1,651,715     1,677,511
                                            ------------   ------------  ------------  -----------  -----------   -----------
Ending units                                   3,024,234      2,617,147     1,242,555    2,886,198    1,423,126     1,592,261
                                            ============   ============  ============  ===========  ===========   ===========
Contracts with total expenses of 1.52%:
   Units sold                                         --             --            --           --           --            --
   Units redeemed                                     --             --            --           --           --            --
   Units transferred                                  --             --            --           --           --            --
                                            ------------   ------------  ------------  -----------  -----------   -----------
Increase (decrease) in units outstanding              --             --            --           --           --            --
Beginning units                                       --             --            --           --           --            --
                                            ------------   ------------  ------------  -----------  -----------   -----------
Ending units                                          --             --            --           --           --            --
                                            ============   ============  ============  ===========  ===========   ===========
Contracts with total expenses of 1.55%(1):
   Units sold                                    349,302         80,910       196,574      125,174       61,253        44,946
   Units redeemed                               (124,654)      (144,134)     (102,147)     (64,380)     (45,980)      (45,338)
   Units transferred                             195,698        100,526      (311,844)     (18,380)      48,141        17,670
                                            ------------   ------------  ------------  -----------  -----------   -----------
Increase (decrease) in units outstanding         420,346         37,302      (217,417)      42,414       63,414        17,278
Beginning units                                1,371,309      1,077,064       677,035      842,073      481,449       442,649
                                            ------------   ------------  ------------  -----------  -----------   -----------
Ending units                                   1,791,655      1,114,366       459,618      884,487      544,863       459,927
                                            ============   ============  ============  ===========  ===========   ===========
Contracts with total expenses of 1.55%(2):
   Units sold                                         --             --            --           --           --            --
   Units redeemed                                     --             --            --           --           --            --
   Units transferred                                  --             --            --           --           --            --
                                            ------------   ------------  ------------  -----------  -----------   -----------
Increase (decrease) in units outstanding              --             --            --           --           --            --
Beginning units                                       --             --            --           --           --            --
                                            ------------   ------------  ------------  -----------  -----------   -----------
Ending units                                          --             --            --           --           --            --
                                            ============   ============  ============  ===========  ===========   ===========
Contracts with total expenses of 1.65%:
   Units sold                                     22,677         65,675        11,940       35,288       16,816         8,958
   Units redeemed                               (527,749)      (565,712)     (403,053)    (567,811)    (376,989)     (227,433)
   Units transferred                             974,024       (473,805)     (517,600)      15,374      (73,370)      219,662
                                            ------------   ------------  ------------  -----------  -----------   -----------
Increase (decrease) in units outstanding         468,952       (973,842)     (908,713)    (517,149)    (433,543)        1,187
Beginning units                                5,143,515      5,361,926     2,386,603    4,997,340    2,882,471     2,092,953
                                            ------------   ------------  ------------  -----------  -----------   -----------
Ending units                                   5,612,467      4,388,084     1,477,890    4,480,191    2,448,928     2,094,140
                                            ============   ============  ============  ===========  ===========   ===========
Contracts with total expenses of 1.70%(1):
   Units sold                                    234,111         49,360       245,078       87,466       43,167        60,892
   Units redeemed                                (18,655)       (32,342)      (56,259)     (54,871)     (23,011)      (51,828)
   Units transferred                             137,129        261,630      (182,481)      32,208       46,008         5,110
                                            ------------   ------------  ------------  -----------  -----------   -----------
Increase (decrease) in units outstanding         352,585        278,648         6,338       64,803       66,164        14,174
Beginning units                                  362,743        467,612       318,651      434,930      194,652       300,328
                                            ------------   ------------  ------------  -----------  -----------   -----------
Ending units                                     715,328        746,260       324,989      499,733      260,816       314,502
                                            ============   ============  ============  ===========  ===========   ===========
Contracts with total expenses of 1.70%(3):
   Units sold                                         --             --            --           --           --            --
   Units redeemed                                     --             --            --           --           --            --
   Units transferred                                  --             --            --           --           --            --
                                            ------------   ------------  ------------  -----------  -----------   -----------
Increase (decrease) in units outstanding              --             --            --           --           --            --
Beginning units                                       --             --            --           --           --            --
                                            ------------   ------------  ------------  -----------  -----------   -----------
Ending units                                          --             --            --           --           --            --
                                            ============   ============  ============  ===========  ===========   ===========
Contracts With Total Expenses of 1.80%:
   Units sold                                         --             --            --           --           --            --
   Units redeemed                                     --             --            --           --           --            --
   Units transferred                                  --             --            --           --           --            --
                                            ------------   ------------  ------------  -----------  -----------   -----------
Increase (decrease) in units outstanding              --             --            --           --           --            --
Beginning units                                       --             --            --           --           --            --
                                            ------------   ------------  ------------  -----------  -----------   -----------
Ending units                                          --             --            --           --           --            --
                                            ============   ============  ============  ===========  ===========   ===========
Contracts with total expenses of 1.95%(1):
   Units sold                                     55,222         10,514       125,659       20,576       12,476        20,524
   Units redeemed                                (11,575)       (76,782)     (188,489)     (19,710)     (12,427)      (18,639)
   Units transferred                              45,501        (18,329)      (21,987)      11,641        9,998       (61,530)
                                            ------------   ------------  ------------  -----------  -----------   -----------
Increase (decrease) in units outstanding          89,148        (84,597)      (84,817)      12,507       10,047       (59,645)
Beginning units                                  155,425        288,090       249,490      171,055       79,585       216,502
                                            ------------   ------------  ------------  -----------  -----------   -----------
Ending units                                     244,573        203,493       164,673      183,562       89,632       156,857
                                            ============   ============  ============  ===========  ===========   ===========
Contracts with total expenses of 1.95%(3):
   Units sold                                         --             --            --           --           --            --
   Units redeemed                                     --             --            --           --           --            --
   Units transferred                                  --             --            --           --           --            --
                                            ------------   ------------  ------------  -----------  -----------   -----------
Increase (decrease) in units outstanding              --             --            --           --           --            --
Beginning units                                       --             --            --           --           --            --
                                            ------------   ------------  ------------  -----------  -----------   -----------
Ending units                                          --             --            --           --           --            --
                                            ============   ============  ============  ===========  ===========   ===========

(1)  Offered in Seasons Triple Elite product.

(2)  Offered in Seasons Advisor II and Seasons Select II products.

(3)  Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                   (Continued)

                                       Focus                    Moderate      Balanced   Conservative   Large Cap
                                      TechNet       Growth       Growth        Growth       Growth        Growth
                                     Portfolio     Strategy     Strategy      Strategy     Strategy     Portfolio
                                     (Class 2)    (Class 3)     (Class 3)    (Class 3)     (Class 3)    (Class 3)
                                    -----------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)     $  (492,216) $  (413,271) $   (513,370) $   (15,030) $   256,369   $  (446,667)
   Net realized gains (losses)        2,087,181     (802,396)     (247,176)  (1,727,258)  (1,887,271)      380,290
   Change in net unrealized
      appreciation (depreciation)
      of investments                  6,137,592    7,490,611    12,348,261    9,336,724    4,877,050     3,907,387
                                    -----------  -----------  ------------  -----------  -----------   -----------
   Increase (decrease) in net
      assets from operations          7,732,557    6,274,944    11,587,715    7,594,436    3,246,148     3,841,010
                                    -----------  -----------  ------------  -----------  -----------   -----------
From capital transactions:
   Net proceeds from units sold         927,514   12,242,676    22,406,610   13,430,670    6,705,919     5,470,339
   Cost of units redeemed            (2,854,281)  (2,104,569)   (6,865,118)  (5,547,421)  (4,157,042)   (1,454,017)
   Annuity benefit payments                   0            0             0            0            0             0
   Net transfers                      3,221,610    4,939,246     6,190,402    2,348,235    1,556,282     5,571,381
   Contract maintenance charge           (9,988)     (17,467)      (26,160)     (15,714)      (7,224)       (5,461)
                                    -----------  -----------  ------------  -----------  -----------   -----------
      Increase (decrease) in net
         assets from capital
         transactions                 1,284,855   15,059,886    21,705,734   10,215,770    4,097,935     9,582,242
                                    -----------  -----------  ------------  -----------  -----------   -----------
Increase (decrease) in net assets     9,017,412   21,334,830    33,293,449   17,810,206    7,344,083    13,423,252
Net assets at beginning of period    26,595,288   37,340,154    82,125,336   76,653,458   44,705,045    24,521,219
                                    -----------  -----------  ------------  -----------  -----------   -----------
Net assets at end of period         $35,612,700  $58,674,984  $115,418,785  $94,463,664  $52,049,128   $37,944,471
                                    ===========  ===========  ============  ===========  ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of
   1.40%:
   Units sold                            11,028      285,235       689,591      373,690      185,188       284,573
   Units redeemed                      (190,006)     (64,117)     (142,640)    (138,386)    (103,503)      (75,679)
   Units transferred                     69,041      195,277       169,807       93,348       34,015       182,196
                                    -----------  -----------  ------------  -----------  -----------   -----------
Increase (decrease) in units
   outstanding                         (109,937)     416,395       716,758      328,652      115,700       391,090
Beginning units                       2,785,697    1,227,721     2,808,761    2,273,244    1,354,541     1,575,108
                                    -----------  -----------  ------------  -----------  -----------   -----------
Ending units                          2,675,760    1,644,116     3,525,519    2,601,896    1,470,241     1,966,198
                                    ===========  ===========  ============  ===========  ===========   ===========
Contracts with total expenses of
   1.52%:
   Units sold                                --           --            --           --           --            --
   Units redeemed                            --           --            --           --           --            --
   Units transferred                         --           --            --           --           --            --
                                    -----------  -----------  ------------  -----------  -----------   -----------
Increase (decrease) in units
   outstanding                               --           --            --           --           --            --
Beginning units                              --           --            --           --           --            --
                                    -----------  -----------  ------------  -----------  -----------   -----------
Ending units                                 --           --            --           --           --            --
                                    ===========  ===========  ============  ===========  ===========   ===========
Contracts with total expenses of
   1.55% (1):
   Units sold                           122,225           --            --           --           --            --
   Units redeemed                       (10,827)          --            --           --           --            --
   Units transferred                     46,030           --            --           --           --            --
                                    -----------  -----------  ------------  -----------  -----------   -----------
Increase (decrease) in units
   outstanding                          157,428           --            --           --           --            --
Beginning units                         391,174           --            --           --           --            --
                                    -----------  -----------  ------------  -----------  -----------   -----------
Ending units                            548,602           --            --           --           --            --
                                    ===========  ===========  ============  ===========  ===========   ===========
Contracts with total expenses of
   1.55% (2):
   Units sold                                --      316,992       489,335      365,552      145,379       221,589
   Units redeemed                            --      (20,838)      (93,649)     (55,676)     (84,105)      (23,131)
   Units transferred                         --       28,287       123,424       76,198       69,798       305,613
                                    -----------  -----------  ------------  -----------  -----------   -----------
Increase (decrease) in units
   outstanding                               --      324,441       519,110      386,074      131,072       504,071
Beginning units                              --      236,607       433,160      535,339      578,600       290,944
                                    -----------  -----------  ------------  -----------  -----------   -----------
Ending units                                 --      561,048       952,270      921,413      709,672       795,015
                                    ===========  ===========  ============  ===========  ===========   ===========
Contracts with total expenses of
   1.65%:
   Units sold                             9,600        4,497        28,662       11,894       10,050        11,635
   Units redeemed                      (279,759)     (27,484)     (131,348)    (103,539)     (30,299)      (39,208)
   Units transferred                    169,803       34,462         2,604      (17,746)     (20,030)       87,262
                                    -----------  -----------  ------------  -----------  -----------   -----------
Increase (decrease) in units
   outstanding                         (100,356)      11,475      (100,082)    (109,391)     (40,279)       59,689
Beginning units                       2,599,869      782,465     1,843,632    1,663,009      832,423       841,257
                                    -----------  -----------  ------------  -----------  -----------   -----------
Ending units                          2,499,513      793,940     1,743,550    1,553,618      792,144       900,946
                                    ===========  ===========  ============  ===========  ===========   ===========
Contracts with total expenses of
   1.70% (1):
   Units sold                            27,278           --            --           --           --            --
   Units redeemed                       (42,237)          --            --           --           --            --
   Units transferred                    140,659           --            --           --           --            --
                                    -----------  -----------  ------------  -----------  -----------   -----------
Increase (decrease) in units
   outstanding                          125,700           --            --           --           --            --
Beginning units                         270,277           --            --           --           --            --
                                    -----------  -----------  ------------  -----------  -----------   -----------
Ending units                            395,977           --            --           --           --            --
                                    ===========  ===========  ============  ===========  ===========   ===========
Contracts with total expenses of
   1.70% (3):
   Units sold                                --        2,816         5,534       17,093       19,980         6,735
   Units redeemed                            --         (760)      (25,246)      (8,817)     (22,772)      (11,313)
   Units transferred                         --       24,176        38,691      (61,755)       6,483         3,305
                                    -----------  -----------  ------------  -----------  -----------   -----------
Increase (decrease) in units
   outstanding                               --       26,232        18,979      (53,479)       3,691        (1,273)
Beginning units                              --       17,690       117,732      163,508       76,249       110,968
                                    -----------  -----------  ------------  -----------  -----------   -----------
Ending units                                 --       43,922       136,711      110,029       79,940       109,695
                                    ===========  ===========  ============  ===========  ===========   ===========
Contracts With Total Expenses of
   1.80%:
   Units sold                                --      104,001       130,801       52,043       33,487        57,060
   Units redeemed                            --       (8,944)      (19,726)      (9,679)      (4,852)       (6,858)
   Units transferred                         --        6,687        38,871       71,737          170        35,981
                                    -----------  -----------  ------------  -----------  -----------   -----------
Increase (decrease) in units
   outstanding                               --      101,744       149,946      114,101       28,805        86,183
Beginning units                              --      104,418       143,103      191,568      114,090        78,690
                                    -----------  -----------  ------------  -----------  -----------   -----------
Ending units                                 --      206,162       293,049      305,669      142,895       164,873
                                    ===========  ===========  ============  ===========  ===========   ===========
Contracts with total expenses of
   1.95% (1):
   Units sold                            14,036           --            --           --           --            --
   Units redeemed                       (22,293)          --            --           --           --            --
   Units transferred                    147,600           --            --           --           --            --
                                    -----------  -----------  ------------  -----------  -----------   -----------
Increase (decrease) in units
   outstanding                          139,343           --            --           --           --            --
Beginning units                         120,465           --            --           --           --            --
                                    -----------  -----------  ------------  -----------  -----------   -----------
Ending units                            259,808           --            --           --           --            --
                                    ===========  ===========  ============  ===========  ===========   ===========
Contracts with total expenses of
   1.95% (3):
   Units sold                                --        1,931        12,813       30,790       41,410        10,636
   Units redeemed                            --       (2,146)       (2,406)     (34,707)     (25,104)       (1,404)
   Units transferred                         --        2,709         4,473      (11,229)      11,565           740
                                    -----------  -----------  ------------  -----------  -----------   -----------
Increase (decrease) in units
   outstanding                               --        2,494        14,880      (15,146)      27,871         9,972
Beginning units                              --       34,963        26,869      308,554       76,360        41,806
                                    -----------  -----------  ------------  -----------  -----------   -----------
Ending units                                 --       37,457        41,749      293,408      104,231        51,778
                                    ===========  ===========  ============  ===========  ===========   ===========

(1)  Offered in Seasons Triple Elite product.

(2)  Offered in Seasons Advisor II and Seasons Select II products.

(3)  Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                   (Continued)

                                     Large Cap    Large Cap      Mid Cap      Mid Cap                  International
                                     Composite      Value        Growth        Value       Small Cap       Equity
                                     Portfolio    Portfolio     Portfolio    Portfolio     Portfolio     Portfolio
                                     (Class 3)    (Class 3)     (Class 3)    (Class 3)     (Class 3)     (Class 3)
                                    -----------  -----------  ------------  -----------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)     $   (92,841) $  (271,140) $  (487,637)  $  (432,928) $  (452,208)   $  (383,400)
   Net realized gains (losses)          130,277      642,249    1,615,529     3,147,561      634,408      1,345,065
   Change in net unrealized
      appreciation (depreciation)
      of investments                    997,108    4,610,456    6,989,670     3,784,445    6,126,972      8,581,406
                                    -----------  -----------  -----------   -----------  -----------    -----------
   Increase (decrease) in net
      assets from operations          1,034,544    4,981,565    8,117,562     6,499,078    6,309,172      9,543,071
                                    -----------  -----------  -----------   -----------  -----------    -----------
From capital transactions:
   Net proceeds from units sold       2,131,881    6,555,187    6,325,598     9,292,065    6,129,499      8,602,891
   Cost of units redeemed              (557,528)  (1,426,867)  (2,270,417)   (2,293,275)  (1,873,018)    (1,873,610)
   Annuity benefit payments                   0            0            0             0            0              0
   Net transfers                      1,146,318    4,208,133    5,211,983     3,735,723    3,501,917      5,128,288
   Contract maintenance charge           (1,850)      (5,491)      (6,604)       (7,447)      (6,546)        (5,462)
                                    -----------  -----------  -----------   -----------  -----------    -----------
      Increase (decrease) in net
         assets from capital
         transactions                 2,718,821    9,330,962    9,260,560    10,727,066    7,751,852     11,852,107
                                    -----------  -----------  -----------   -----------  -----------    -----------
Increase (decrease) in net assets     3,753,365   14,312,527   17,378,122    17,226,144   14,061,024     21,395,178
Net assets at beginning of period     7,357,615   28,080,226   24,007,901    29,054,970   23,377,830     23,626,162
                                    -----------  -----------  -----------   -----------  -----------    -----------
Net assets at end of period         $11,110,980  $42,392,753  $41,386,023   $46,281,114  $37,438,854    $45,021,340
                                    ===========  ===========  ===========   ===========  ===========    ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of
   1.40%:
   Units sold                            95,878      269,961      166,084       207,763      255,356        444,659
   Units redeemed                       (30,519)     (55,205)     (61,484)      (55,543)     (89,831)       (77,575)
   Units transferred                     29,789      144,118       92,940        48,772      113,902        164,181
                                    -----------  -----------  -----------   -----------  -----------    -----------
Increase (decrease) in units
   outstanding                           95,148      358,874      197,540       200,992      279,427        531,265
Beginning units                         450,297    1,140,099      896,456       761,202    1,250,380      1,492,650
                                    -----------  -----------  -----------   -----------  -----------    -----------
Ending units                            545,445    1,498,973    1,093,996       962,194    1,529,807      2,023,915
                                    ===========  ===========  ===========   ===========  ===========    ===========
Contracts with total expenses of
   1.52%:
   Units sold                                --           --           --            --           --             --
   Units redeemed                            --           --           --            --           --             --
   Units transferred                         --           --           --            --           --             --
                                    -----------  -----------  -----------   -----------  -----------    -----------
Increase (decrease) in units
   outstanding                               --           --           --            --           --             --
Beginning units                              --           --           --            --           --             --
                                    -----------  -----------  -----------   -----------  -----------    -----------
Ending units                                 --           --           --            --           --             --
                                    ===========  ===========  ===========   ===========  ===========    ===========
Contracts with total expenses of
   1.55% (1):
   Units sold                                --           --           --            --           --             --
   Units redeemed                            --           --           --            --           --             --
   Units transferred                         --           --           --            --           --             --
                                    -----------  -----------  -----------   -----------  -----------    -----------
Increase (decrease) in units
   outstanding                               --           --           --            --           --             --
Beginning units                              --           --           --            --           --             --
                                    -----------  -----------  -----------   -----------  -----------    -----------
Ending units                                 --           --           --            --           --             --
                                    ===========  ===========  ===========   ===========  ===========    ===========
Contracts with total expenses of
   1.55% (2):
   Units sold                            93,266      153,461      154,796       156,825      190,056        340,061
   Units redeemed                       (13,766)     (11,842)     (23,872)      (11,776)     (16,840)       (40,983)
   Units transferred                     93,044      103,237      146,548        91,352      154,550        309,371
                                    -----------  -----------  -----------   -----------  -----------    -----------
Increase (decrease) in units
   outstanding                          172,544      244,856      277,472       236,401      327,766        608,449
Beginning units                          78,215      285,227      186,592       175,874      232,425        329,410
                                    -----------  -----------  -----------   -----------  -----------    -----------
Ending units                            250,759      530,083      464,064       412,275      560,191        937,859
                                    ===========  ===========  ===========   ===========  ===========    ===========
Contracts with total expenses of
   1.65%:
   Units sold                             4,733        9,978        6,567         8,324        8,363          8,293
   Units redeemed                        (9,373)     (23,314)     (37,557)      (25,967)     (31,139)       (46,103)
   Units transferred                    (10,529)      38,901       66,894        33,559       18,718         42,981
                                    -----------  -----------  -----------   -----------  -----------    -----------
Increase (decrease) in units
   outstanding                          (15,169)      25,565       35,904        15,916       (4,058)         5,171
Beginning units                         221,691      640,076      523,041       434,973      616,967        704,517
                                    -----------  -----------  -----------   -----------  -----------    -----------
Ending units                            206,522      665,641      558,945       450,889      612,909        709,688
                                    ===========  ===========  ===========   ===========  ===========    ===========
Contracts with total expenses of
   1.70% (1):
   Units sold                                --           --           --            --           --             --
   Units redeemed                            --           --           --            --           --             --
   Units transferred                         --           --           --            --           --             --
                                    -----------  -----------  -----------   -----------  -----------    -----------
Increase (decrease) in units
   outstanding                               --           --           --            --           --             --
Beginning units                              --           --           --            --           --             --
                                    -----------  -----------  -----------   -----------  -----------    -----------
Ending units                                 --           --           --            --           --             --
                                    ===========  ===========  ===========   ===========  ===========    ===========
Contracts with total expenses
   of 1.70% (3):
   Units sold                             3,260        5,040        3,111         3,752        5,357          5,410
   Units redeemed                          (183)      (8,140)      (9,137)       (5,191)     (14,855)       (11,192)
   Units transferred                     (8,432)         260      (11,407)       (6,948)      (3,589)           674
                                    -----------  -----------  -----------   -----------  -----------    -----------
Increase (decrease) in units
   outstanding                           (5,355)      (2,840)     (17,433)       (8,387)     (13,087)        (5,108)
Beginning units                          17,076       75,915       62,146        51,016       82,928         66,008
                                    -----------  -----------  -----------   -----------  -----------    -----------
Ending units                             11,721       73,075       44,713        42,629       69,841         60,900
                                    ===========  ===========  ===========   ===========  ===========    ===========
Contracts With Total Expenses of
   1.80%:
   Units sold                            19,713       49,010       50,732        50,347       55,199         74,663
   Units redeemed                        (2,836)      (5,597)      (3,608)       (3,532)      (5,589)        (7,470)
   Units transferred                     13,619       31,349       18,308        10,017       13,425          7,499
                                    -----------  -----------  -----------   -----------  -----------    -----------
Increase (decrease) in units
   outstanding                           30,496       74,762       65,432        56,832       63,035         74,692
Beginning units                          16,931       77,588       43,871        48,754       66,042        124,064
                                    -----------  -----------  -----------   -----------  -----------    -----------
Ending units                             47,427      152,350      109,303       105,586      129,077        198,756
                                    ===========  ===========  ===========   ===========  ===========    ===========
Contracts with total expenses of
   1.95% (1):
   Units sold                                --           --           --            --           --             --
   Units redeemed                            --           --           --            --           --             --
   Units transferred                         --           --           --            --           --             --
                                    -----------  -----------  -----------   -----------  -----------    -----------
Increase (decrease) in units
   outstanding                               --           --           --            --           --             --
Beginning units                              --           --           --            --           --             --
                                    -----------  -----------  -----------   -----------  -----------    -----------
Ending units                                 --           --           --            --           --             --
                                    ===========  ===========  ===========   ===========  ===========    ===========
Contracts with total expenses of
   1.95% (3):
   Units sold                               359        7,299        2,279         3,193        5,597          6,819
   Units redeemed                          (390)      (3,097)      (1,526)       (1,827)      (1,565)        (5,448)
   Units transferred                         25          792        4,152         1,906         (695)          (928)
                                    -----------  -----------  -----------   -----------  -----------    -----------
Increase (decrease) in units
   outstanding                               (6)       4,994        4,905         3,272        3,337            443
Beginning units                          22,447       46,965       13,599        20,526       19,773         46,634
                                    -----------  -----------  -----------   -----------  -----------    -----------
Ending units                             22,441       51,959       18,504        23,798       23,110         47,077
                                    ===========  ===========  ===========   ===========  ===========    ===========

(1)  Offered in Seasons Triple Elite product.

(2)  Offered in Seasons Advisor II and Seasons Select II products.

(3)  Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                   (Continued)

                                              Diversified      Cash        Focus     Focus Growth     Focus        Focus
                                             Fixed Income   Management     Growth     and Income      Value       TechNet
                                               Portfolio    Portfolio    Portfolio     Portfolio    Portfolio    Portfolio
                                               (Class 3)    (Class 3)    (Class 3)     (Class 3)    (Class 3)    (Class 3)
                                             ------------  -----------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   463,982   $   (90,806) $  (386,228) $  (336,120)  $  (382,235) $  (229,258)
   Net realized gains (losses)                    38,481       168,453      310,345      409,754     1,374,456      330,081
   Change in net unrealized appreciation
      (depreciation) of investments           (1,302,598)      113,263    4,362,621    3,455,448     3,417,839    3,456,571
                                             -----------   -----------  -----------  -----------   -----------  -----------
   Increase (decrease) in net assets
      from operations                           (800,135)      190,910    4,286,738    3,529,082     4,410,060    3,557,394
                                             -----------   -----------  -----------  -----------   -----------  -----------
From capital transactions:
      Net proceeds from units sold             6,353,915     8,745,756    5,218,906    3,751,939     5,277,525    3,815,153
      Cost of units redeemed                  (2,416,055)   (2,098,300)  (1,706,219)  (1,553,612)   (1,492,288)    (878,746)
      Annuity benefit payments                         0             0            0            0             0            0
      Net transfers                              111,142    (5,642,130)   1,971,204      554,868     2,201,176    1,557,898
      Contract maintenance charge                 (3,225)       (1,153)      (9,311)      (6,929)       (5,422)      (6,153)
                                             -----------   -----------  -----------  -----------   -----------  -----------
   Increase (decrease) in net assets from
      capital transactions                     4,045,777     1,004,173    5,474,580    2,746,266     5,980,991    4,488,152
                                             -----------   -----------  -----------  -----------   -----------  -----------
Increase (decrease) in net assets              3,245,642     1,195,083    9,761,318    6,275,348    10,391,051    8,045,546
Net assets at beginning of period             31,684,920    12,194,941   21,200,125   21,925,296    20,591,059   11,262,544
                                             -----------   -----------  -----------  -----------   -----------  -----------
Net assets at end of period                  $34,930,562   $13,390,024  $30,961,443  $28,200,644   $30,982,110  $19,308,090
                                             ===========   ===========  ===========  ===========   ===========  ===========
ANALYSIS OF INCREASE (DECREASE) IN
   UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
   Units sold                                    192,376       344,716      360,044      167,397       172,173      287,657
   Units redeemed                                (68,789)      (84,679)    (120,334)     (88,602)      (44,403)     (81,169)
   Units transferred                             (20,801)     (200,440)     132,611       27,597        66,559       83,288
                                             -----------   -----------  -----------  -----------   -----------  -----------
Increase (decrease) in units outstanding         102,786        59,597      372,321      106,392       194,329      289,776
Beginning units                                1,186,874       567,574    1,813,875    1,208,650       775,409    1,713,900
                                             -----------   -----------  -----------  -----------   -----------  -----------
Ending units                                   1,289,660       627,171    2,186,196    1,315,042       969,738    2,003,676
                                             ===========   ===========  ===========  ===========   ===========  ===========
Contracts with total expenses of 1.52%:
   Units sold                                         --            --           --           --            --           --
   Units redeemed                                     --            --           --           --            --           --
   Units transferred                                  --            --           --           --            --           --
                                             -----------   -----------  -----------  -----------   -----------  -----------
Increase (decrease) in units outstanding              --            --           --           --            --           --
Beginning units                                       --            --           --           --            --           --
                                             -----------   -----------  -----------  -----------   -----------  -----------
Ending units                                          --            --           --           --            --           --
                                             ===========   ===========  ===========  ===========   ===========  ===========
Contracts with total expenses of 1.55% (1):
   Units sold                                         --            --           --           --            --           --
   Units redeemed                                     --            --           --           --            --           --
   Units transferred                                  --            --           --           --            --           --
                                             -----------   -----------  -----------  -----------   -----------  -----------
Increase (decrease) in units outstanding              --            --           --           --            --           --
Beginning units                                       --            --           --           --            --           --
                                             -----------   -----------  -----------  -----------   -----------  -----------
Ending units                                          --            --           --           --            --           --
                                             ===========   ===========  ===========  ===========   ===========  ===========
Contracts with total expenses of 1.55% (2):
   Units sold                                    107,886       303,338      245,274      166,587       153,690      408,689
   Units redeemed                                (62,208)      (42,691)     (30,348)     (14,216)      (25,122)     (40,112)
   Units transferred                             176,861      (152,918)      91,872       92,414        61,049      158,037
                                             -----------   -----------  -----------  -----------   -----------  -----------
Increase (decrease) in units outstanding         222,539       107,729      306,798      244,785       189,617      526,614
Beginning units                                  363,507       139,334      212,374      258,781       213,531      218,739
                                             -----------   -----------  -----------  -----------   -----------  -----------
Ending units                                     586,046       247,063      519,172      503,566       403,148      745,353
                                             ===========   ===========  ===========  ===========   ===========  ===========
Contracts with total expenses of 1.65%:
   Units sold                                     13,528         2,309       12,643        5,889         2,786       12,676
   Units redeemed                                (16,279)      (56,303)     (52,409)     (28,584)      (27,325)     (25,504)
   Units transferred                             (67,835)     (120,815)       3,352        8,558        22,919       27,621
                                             -----------   -----------  -----------  -----------   -----------  -----------
Increase (decrease) in units outstanding         (70,586)     (174,809)     (36,414)     (14,137)       (1,620)      14,793
Beginning units                                  466,929       395,491      946,546      761,677       435,201      591,914
                                             -----------   -----------  -----------  -----------   -----------  -----------
Ending units                                     396,343       220,682      910,132      747,540       433,581      606,707
                                             ===========   ===========  ===========  ===========   ===========  ===========
Contracts with total expenses of 1.70% (1):
   Units sold                                         --            --           --           --            --           --
   Units redeemed                                     --            --           --           --            --           --
   Units transferred                                  --            --           --           --            --           --
                                             -----------   -----------  -----------  -----------   -----------  -----------
Increase (decrease) in units outstanding              --            --           --           --            --           --
Beginning units                                       --            --           --           --            --           --
                                             -----------   -----------  -----------  -----------   -----------  -----------
Ending units                                          --            --           --           --            --           --
                                             ===========   ===========  ===========  ===========   ===========  ===========
Contracts with total expenses of 1.70% (3):
   Units sold                                     33,703        36,825       18,503       11,486         4,352        3,621
   Units redeemed                                (36,077)      (12,748)     (11,220)      (6,057)       (3,429)     (20,179)
   Units transferred                              16,796       (31,063)      (1,878)     (78,721)       (6,314)     (18,001)
                                             -----------   -----------  -----------  -----------   -----------  -----------
Increase (decrease) in units outstanding          14,422        (6,986)       5,405      (73,292)       (5,391)     (34,559)
Beginning units                                  456,659        14,945       34,089       99,453        27,377       50,464
                                             -----------   -----------  -----------  -----------   -----------  -----------
Ending units                                     471,081         7,959       39,494       26,161        21,986       15,905
                                             ===========   ===========  ===========  ===========   ===========  ===========
Contracts With Total Expenses of 1.80%:
   Units sold                                    151,521       115,936       40,075       30,057        23,690       31,304
   Units redeemed                                 (8,334)       (1,988)      (3,718)      (3,085)         (628)      (4,365)
   Units transferred                             (68,893)      (20,050)      35,964        8,940         4,489       44,180
                                             -----------   -----------  -----------  -----------   -----------  -----------
Increase (decrease) in units outstanding          74,294        93,898       72,321       35,912        27,551       71,119
Beginning units                                   70,100        26,458       98,647       83,262        58,865       68,594
                                             -----------   -----------  -----------  -----------   -----------  -----------
Ending units                                     144,394       120,356      170,968      119,174        86,416      139,713
                                             ===========   ===========  ===========  ===========   ===========  ===========
Contracts with total expenses of 1.95% (1):
   Units sold                                         --            --           --           --            --           --
   Units redeemed                                     --            --           --           --            --           --
   Units transferred                                  --            --           --           --            --           --
                                             -----------   -----------  -----------  -----------   -----------  -----------
Increase (decrease) in units outstanding              --            --           --           --            --           --
Beginning units                                       --            --           --           --            --           --
                                             -----------   -----------  -----------  -----------   -----------  -----------
Ending units                                          --            --           --           --            --           --
                                             ===========   ===========  ===========  ===========   ===========  ===========
Contracts with total expenses of 1.95% (3):
   Units sold                                     38,193        22,613        1,381        1,007           798           80
   Units redeemed                                (13,428)         (111)      (9,215)     (23,270)         (301)      (2,597)
   Units transferred                             (28,528)       (7,875)      (7,481)         152            76       (1,489)
                                             -----------   -----------  -----------  -----------   -----------  -----------
Increase (decrease) in units outstanding          (3,763)       14,627      (15,315)     (22,111)          573       (4,006)
Beginning units                                  128,716        16,747       29,007       47,050        16,250       13,012
                                             -----------   -----------  -----------  -----------   -----------  -----------
Ending units                                     124,953        31,374       13,692       24,939        16,823        9,006
                                             ===========   ===========  ===========  ===========   ===========  ===========

(1)  Offered in Seasons Triple Elite product.

(2)  Offered in Seasons Advisor II and Seasons Select II products.

(3)  Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                   (Continued)

                                                           Allocation
                                              Allocation    Moderate     Allocation   Allocation     Strategic
                                               Moderate      Growth        Growth      Balanced    Fixed Income
                                              Portfolio     Portfolio    Portfolio    Portfolio     Portfolio
                                              (Class 3)     (Class 3)    (Class 3)    (Class 3)     (Class 3)
                                             -----------  ------------  -----------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (119,582) $   (313,924) $  (363,323) $    (1,435)   $   89,890
   Net realized gains (losses)                   719,138       869,321      910,509    1,170,271        58,075
   Change in net unrealized appreciation
      (depreciation) of investments            3,752,250     6,623,789    5,459,648    1,398,951        85,589
                                             -----------  ------------  -----------  -----------    ----------
   Increase (decrease) in net assets
      from operations                          4,351,806     7,179,186    6,006,834    2,567,787       233,554
                                             -----------  ------------  -----------  -----------    ----------
From capital transactions:
      Net proceeds from units sold            45,720,046    73,996,436   48,549,422   23,729,222     3,618,719
      Cost of units redeemed                  (1,884,322)   (1,554,765)    (735,367)  (2,242,055)     (574,000)
      Annuity benefit payments                         0             0            0            0             0
      Net transfers                           18,579,753    23,846,956    9,518,464   10,027,181     4,073,625
      Contract maintenance charge                 (1,924)       (3,347)      (3,629)      (1,101)         (332)
                                             -----------  ------------  -----------  -----------    ----------
   Increase (decrease) in net assets from
      capital transactions                    62,413,553    96,285,280   57,328,890   31,513,247     7,118,012
                                             -----------  ------------  -----------  -----------    ----------
Increase (decrease) in net assets             66,765,359   103,464,466   63,335,724   34,081,034     7,351,566
Net assets at beginning of period              8,781,684     7,258,771    7,594,005    7,979,266     2,620,058
                                             -----------  ------------  -----------  -----------    ----------
Net assets at end of period                  $75,547,043  $110,723,237  $70,929,729  $42,060,300    $9,971,624
                                             ===========  ============  ===========  ===========    ==========
ANALYSIS OF INCREASE (DECREASE) IN
   UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
   Units sold                                  1,498,028     1,853,393    1,210,676      580,238       164,756
   Units redeemed                                (17,592)      (54,304)     (12,588)     (43,644)      (22,228)
   Units transferred                             256,196       465,563      190,643      (63,748)      107,059
                                             -----------  ------------  -----------  -----------    ----------
Increase (decrease) in units outstanding       1,736,632     2,264,652    1,388,731      472,846       249,587
Beginning units                                  280,165       299,510      245,215      420,059        47,005
                                             -----------  ------------  -----------  -----------    ----------
Ending units                                   2,016,797     2,564,162    1,633,946      892,905       296,592
                                             ===========  ============  ===========  ===========    ==========
Contracts with total expenses of 1.52%:
   Units sold                                         --            --           --           --            --
   Units redeemed                                     --            --           --           --            --
   Units transferred                                  --            --           --           --            --
                                             -----------  ------------  -----------  -----------    ----------
Increase (decrease) in units outstanding              --            --           --           --            --
Beginning units                                       --            --           --           --            --
                                             -----------  ------------  -----------  -----------    ----------
Ending units                                          --            --           --           --            --
                                             ===========  ============  ===========  ===========    ==========
Contracts with total expenses of 1.55% (1):
   Units sold                                    785,154     1,407,383      875,710      475,538        44,487
   Units redeemed                                 (6,228)      (51,557)     (29,610)     (13,794)       (1,601)
   Units transferred                             193,633       439,805       90,087      152,832        42,979
                                             -----------  ------------  -----------  -----------    ----------
Increase (decrease) in units outstanding         972,559     1,795,631      936,187      614,576        85,865
Beginning units                                  112,284       126,662      149,344      119,488        20,181
                                             -----------  ------------  -----------  -----------    ----------
Ending units                                   1,084,843     1,922,293    1,085,531      734,064       106,046
                                             ===========  ============  ===========  ===========    ==========
Contracts with total expenses of 1.55% (2):
   Units sold                                    691,376     1,833,461    1,452,928      584,075        80,797
   Units redeemed                                (35,216)      (20,256)     (16,927)    (129,026)       (7,612)
   Units transferred                             645,415       446,896      299,181      359,335       117,366
                                             -----------  ------------  -----------  -----------    ----------
Increase (decrease) in units outstanding       1,301,575     2,260,101    1,735,182      814,384       190,551
Beginning units                                  121,439       148,749      194,081      148,400        50,774
                                             -----------  ------------  -----------  -----------    ----------
Ending units                                   1,423,014     2,408,850    1,929,263      962,784       241,325
                                             ===========  ============  ===========  ===========    ==========
Contracts with total expenses of 1.65%:
   Units sold                                     94,799        48,450       19,295        1,568           355
   Units redeemed                                (44,973)       (1,502)      (1,010)        (124)       (2,590)
   Units transferred                             163,146       157,637        5,171       54,843        (6,282)
                                             -----------  ------------  -----------  -----------    ----------
Increase (decrease) in units outstanding         212,972       204,585       23,456       56,287        (8,517)
Beginning units                                  137,803        19,076       37,123          621        70,283
                                             -----------  ------------  -----------  -----------    ----------
Ending units                                     350,775       223,661       60,579       56,908        61,766
                                             ===========  ============  ===========  ===========    ==========
Contracts with total expenses of 1.70% (1):
   Units sold                                    970,345     1,060,125      541,203      367,391         9,839
   Units redeemed                                (28,305)       (6,304)      (5,448)     (16,947)         (797)
   Units transferred                             301,045       252,250       86,889      319,252        91,438
                                             -----------  ------------  -----------  -----------    ----------
Increase (decrease) in units outstanding       1,243,085     1,306,071      622,644      669,696       100,480
Beginning units                                  194,172        80,110      116,738       37,902         2,506
                                             -----------  ------------  -----------  -----------    ----------
Ending units                                   1,437,257     1,386,181      739,382      707,598       102,986
                                             ===========  ============  ===========  ===========    ==========
Contracts with total expenses of 1.70% (3):
   Units sold                                     95,405        80,915       20,792       76,187        32,038
   Units redeemed                                (42,139)       (5,320)        (454)      (2,115)      (16,145)
   Units transferred                              10,194       150,790       41,017        9,722        48,870
                                             -----------  ------------  -----------  -----------    ----------
Increase (decrease) in units outstanding          63,460       226,385       61,355       83,794        64,763
Beginning units                                   18,272        23,709           25          530        31,865
                                             -----------  ------------  -----------  -----------    ----------
Ending units                                      81,732       250,094       61,380       84,324        96,628
                                             ===========  ============  ===========  ===========    ==========
Contracts With Total Expenses of 1.80%:
   Units sold                                    186,335       412,414      321,764      174,351        22,121
   Units redeemed                                 (2,203)       (4,457)      (1,154)      (7,712)       (4,977)
   Units transferred                             190,076       203,196      121,540      138,445         9,041
                                             -----------  ------------  -----------  -----------    ----------
Increase (decrease) in units outstanding         374,208       611,153      442,150      305,084        26,185
Beginning units                                   29,927        31,303       19,728        7,747        12,661
                                             -----------  ------------  -----------  -----------    ----------
Ending units                                     404,135       642,456      461,878      312,831        38,846
                                             ===========  ============  ===========  ===========    ==========
Contracts with total expenses of 1.95% (1):
   Units sold                                     57,144       269,382      117,770       33,614         4,074
   Units redeemed                                   (423)         (484)         (63)         (62)         (226)
   Units transferred                              13,604       168,808       46,170        9,546        (9,410)
                                             -----------  ------------  -----------  -----------    ----------
Increase (decrease) in units outstanding          70,325       437,706      163,877       43,098        (5,562)
Beginning units                                    2,949         8,501       31,037       20,204        20,263
                                             -----------  ------------  -----------  -----------    ----------
Ending units                                      73,274       446,207      194,914       63,302        14,701
                                             ===========  ============  ===========  ===========    ==========
Contracts with total expenses of 1.95% (3):
   Units sold                                      3,275        19,752        1,213       54,679           338
   Units redeemed                                 (1,237)       (1,167)         (20)      (1,137)         (609)
   Units transferred                              19,053         7,921       11,578       10,199         3,398
                                             -----------  ------------  -----------  -----------    ----------
Increase (decrease) in units outstanding          21,091        26,506       12,771       63,741         3,127
Beginning units                                    9,455        15,772           21       63,733        15,547
                                             -----------  ------------  -----------  -----------    ----------
Ending units                                      30,546        42,278       12,792      127,474        18,674
                                             ===========  ============  ===========  ===========    ==========

(1)  Offered in Seasons Triple Elite product.

(2)  Offered in Seasons Advisor II and Seasons Select II products.

(3)  Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005

                                                               Moderate       Balanced     Conservative    Large Cap    Large Cap
                                                 Growth         Growth         Growth         Growth        Growth      Composite
                                                Strategy       Strategy       Strategy       Strategy      Portfolio    Portfolio
                                               (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)    (Class 1)
                                             -------------  -------------  -------------  -------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   (905,079)  $   (620,446)  $    (44,906)  $    274,348   $  (199,603)  $  (58,544)
   Net realized gains (losses)                 (4,355,815)    (2,780,452)      (440,794)       147,302    (1,272,451)    (325,009)
   Change in net unrealized appreciation
      (depreciation) of investments            10,957,278      8,801,402      4,863,597      2,571,893     2,017,161      467,469
                                             ------------   ------------   ------------   ------------   -----------   ----------
   Increase (decrease) in net assets from
      operations                                5,696,384      5,400,504      4,377,897      2,993,543       545,107       83,916
                                             ------------   ------------   ------------   ------------   -----------   ----------
From capital transactions:
      Net proceeds from units sold                623,656         55,129        216,427        142,399        47,094       31,238
      Cost of units redeemed                  (20,735,773)   (22,413,148)   (18,143,390)   (11,870,088)   (1,380,300)    (460,587)
      Annuity benefit payments                   (202,077)      (227,176)       (97,160)      (186,701)      (10,841)      (8,086)
      Net transfers                            (4,835,249)    (2,051,673)        33,075       (250,739)     (921,370)    (214,376)
      Contract maintenance charge                 (73,182)       (60,155)       (42,024)       (27,301)       (5,340)      (1,825)
                                             ------------   ------------   ------------   ------------   -----------   ----------
   Increase (decrease) in net assets from
      capital transactions                    (25,222,625)   (24,697,023)   (18,033,072)   (12,192,430)   (2,270,757)    (653,636)
                                             ------------   ------------   ------------   ------------   -----------   ----------
Increase (decrease) in net assets             (19,526,241)   (19,296,519)   (13,655,175)    (9,198,887)   (1,725,650)    (569,720)
Net assets at beginning of period             116,291,111    125,160,639     97,222,088     72,807,120    14,801,993    4,898,313
                                             ------------   ------------   ------------   ------------   -----------   ----------
Net assets at end of period                  $ 96,764,870   $105,864,120   $ 83,566,913   $ 63,608,233   $13,076,343   $4,328,593
                                             ============   ============   ============   ============   ===========   ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
   Units sold                                      39,671          2,871         11,511          9,843         5,556        3,331
   Units redeemed                              (1,282,557)    (1,466,086)    (1,194,201)      (814,686)     (140,447)     (49,294)
   Units transferred                             (285,866)      (140,734)          (509)       (16,741)      (89,344)     (35,311)
                                             ------------   ------------   ------------   ------------   -----------   ----------
Increase (decrease) in units outstanding       (1,528,752)    (1,603,949)    (1,183,199)      (821,584)     (224,235)     (81,274)
Beginning units                                 7,591,901      8,282,850      6,556,652      4,977,245     1,685,980      540,273
                                             ------------   ------------   ------------   ------------   -----------   ----------
Ending units                                    6,063,149      6,678,901      5,373,453      4,155,661     1,461,745      458,999
                                             ============   ============   ============   ============   ===========   ==========
Contracts with total expenses of 1.52%:
   Units sold                                         671            678          3,052              0             0            0
   Units redeemed                                 (67,860)       (15,338)       (28,319)        (6,405)      (28,796)      (2,490)
   Units transferred                              (22,736)         2,077          3,915           (274)      (20,706)        (575)
                                             ------------   ------------   ------------   ------------   -----------   ----------
Increase (decrease) in units outstanding          (89,925)       (12,583)       (21,352)        (6,679)      (49,502)      (3,065)
Beginning units                                   180,815        173,100        162,774        116,512       146,171       13,893
                                             ------------   ------------   ------------   ------------   -----------   ----------
Ending units                                       90,890        160,517        141,422        109,833        96,669       10,828
                                             ============   ============   ============   ============   ===========   ==========
Contracts with total expenses of 1.55% (1):
   Units sold                                          --             --             --             --            --           --
   Units redeemed                                      --             --             --             --            --           --
   Units transferred                                   --             --             --             --            --           --
                                             ------------   ------------   ------------   ------------   -----------   ----------
Increase (decrease) in units outstanding               --             --             --             --            --           --
Beginning units                                        --             --             --             --            --           --
                                             ------------   ------------   ------------   ------------   -----------   ----------
Ending units                                           --             --             --             --            --           --
                                             ============   ============   ============   ============   ===========   ==========
Contracts with total expenses of 1.55% (2):
   Units sold                                          --             --             --             --            --           --
   Units redeemed                                      --             --             --             --            --           --
   Units transferred                                   --             --             --             --            --           --
                                             ------------   ------------   ------------   ------------   -----------   ----------
Increase (decrease) in units outstanding               --             --             --             --            --           --
Beginning units                                        --             --             --             --            --           --
                                             ------------   ------------   ------------   ------------   -----------   ----------
Ending units                                           --             --             --             --            --           --
                                             ============   ============   ============   ============   ===========   ==========
Contracts with total expenses of 1.65%:
   Units sold                                          --             --             --             --            --           --
   Units redeemed                                      --             --             --             --            --           --
   Units transferred                                   --             --             --             --            --           --
                                             ------------   ------------   ------------   ------------   -----------   ----------
Increase (decrease) in units outstanding               --             --             --             --            --           --
Beginning units                                        --             --             --             --            --           --
                                             ------------   ------------   ------------   ------------   -----------   ----------
Ending units                                           --             --             --             --            --           --
                                             ============   ============   ============   ============   ===========   ==========
Contracts with total expenses of 1.70% (1):
   Units sold                                          --             --             --             --            --           --
   Units redeemed                                      --             --             --             --            --           --
   Units transferred                                   --             --             --             --            --           --
                                             ------------   ------------   ------------   ------------   -----------   ----------
Increase (decrease) in units outstanding               --             --             --             --            --           --
Beginning units                                        --             --             --             --            --           --
                                             ------------   ------------   ------------   ------------   -----------   ----------
Ending units                                           --             --             --             --            --           --
                                             ============   ============   ============   ============   ===========   ==========
Contracts with total expenses of 1.70% (3):
   Units sold                                          --             --             --             --            --           --
   Units redeemed                                      --             --             --             --            --           --
   Units transferred                                   --             --             --             --            --           --
                                             ------------   ------------   ------------   ------------   -----------   ----------
Increase (decrease) in units outstanding               --             --             --             --            --           --
Beginning units                                        --             --             --             --            --           --
                                             ------------   ------------   ------------   ------------   -----------   ----------
Ending units                                           --             --             --             --            --           --
                                             ============   ============   ============   ============   ===========   ==========
Contracts With Total Expenses of 1.80%:
   Units sold                                          --             --             --             --            --           --
   Units redeemed                                      --             --             --             --            --           --
   Units transferred                                   --             --             --             --            --           --
                                             ------------   ------------   ------------   ------------   -----------   ----------
Increase (decrease) in units outstanding               --             --             --             --            --           --
Beginning units                                        --             --             --             --            --           --
                                             ------------   ------------   ------------   ------------   -----------   ----------
Ending units                                           --             --             --             --            --           --
                                             ============   ============   ============   ============   ===========   ==========
Contracts with total expenses of 1.95% (1):
   Units sold                                          --             --             --             --            --           --
   Units redeemed                                      --             --             --             --            --           --
   Units transferred                                   --             --             --             --            --           --
                                             ------------   ------------   ------------   ------------   -----------   ----------
Increase (decrease) in units outstanding               --             --             --             --            --           --
Beginning units                                        --             --             --             --            --           --
                                             ------------   ------------   ------------   ------------   -----------   ----------
Ending units                                           --             --             --             --            --           --
                                             ============   ============   ============   ============   ===========   ==========
Contracts with total expenses of 1.95% (3):
   Units sold                                          --             --             --             --            --           --
   Units redeemed                                      --             --             --             --            --           --
   Units transferred                                   --             --             --             --            --           --
                                             ------------   ------------   ------------   ------------   -----------   ----------
Increase (decrease) in units outstanding               --             --             --             --            --           --
Beginning units                                        --             --             --             --            --           --
                                             ------------   ------------   ------------   ------------   -----------   ----------
Ending units                                           --             --             --             --            --           --
                                             ============   ============   ============   ============   ===========   ==========

(1)  Offered in Seasons Triple Elite product.

(2)  Offered in Seasons Advisor II and Seasons Select II products.

(3)  Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                   (Continued)

                                              Large Cap     Mid Cap       Mid Cap                 International   Diversified
                                                Value        Growth        Value      Small Cap      Equity      Fixed Income
                                              Portfolio    Portfolio     Portfolio    Portfolio    Portfolio       Portfolio
                                              (Class 1)    (Class 1)     (Class 1)    (Class 1)    (Class 1)       (Class 1)
                                             -----------  -----------  ------------  -----------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   (88,061) $  (203,334)  $  (143,570) $  (152,486)  $  (13,805)   $   201,090
   Net realized gains (losses)                   208,951     (286,822)      997,658     (371,245)    (240,687)       212,999
   Change in net unrealized appreciation
      (depreciation) of investments              934,192      719,728     1,138,152      708,042    1,011,389         (9,809)
                                             -----------  -----------   -----------  -----------   ----------    -----------
   Increase (decrease) in net assets from
      operations                               1,055,082      229,572     1,992,240      184,311      756,897        404,280
                                             -----------  -----------   -----------  -----------   ----------    -----------
From capital transactions:
      Net proceeds from units sold                57,361       85,237        86,786       52,471       26,779        229,524
      Cost of units redeemed                  (1,664,485)  (1,331,315)   (1,717,989)  (1,427,310)    (794,395)    (1,933,772)
      Annuity benefit payments                   (13,654)     (23,416)      (25,232)     (11,866)      (8,079)       (58,445)
      Net transfers                              721,703     (580,340)    1,331,069     (621,969)     807,829        917,604
      Contract maintenance charge                 (3,986)      (5,927)       (4,631)      (3,329)      (2,293)        (3,176)
                                             -----------  -----------   -----------  -----------   ----------    -----------
   Increase (decrease) in net assets from
      capital transactions                      (903,061)  (1,855,761)     (329,997)  (2,012,003)      29,841       (848,265)
                                             -----------  -----------   -----------  -----------   ----------    -----------
Increase (decrease) in net assets                152,021   (1,626,189)    1,662,243   (1,827,692)     786,738       (443,985)
Net assets at beginning of period             13,848,855   14,699,391    13,592,602   10,920,489    7,843,631     12,385,587
                                             -----------  -----------   -----------  -----------   ----------    -----------
Net assets at end of period                  $14,000,876  $13,073,202   $15,254,845  $ 9,092,797   $8,630,369    $11,941,602
                                             ===========  ===========   ===========  ===========   ==========    ===========
ANALYSIS OF INCREASE (DECREASE) IN
   UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
   Units sold                                      4,611        5,862         4,363        4,815        3,115         19,447
   Units redeemed                               (118,345)     (89,799)      (81,095)    (119,543)     (91,812)      (152,454)
   Units transferred                              53,928      (45,754)       57,080      (44,528)      77,877         70,556
                                             -----------  -----------   -----------  -----------   ----------    -----------
Increase (decrease) in units outstanding         (59,806)    (129,691)      (19,652)    (159,256)     (10,820)       (62,451)
Beginning units                                1,138,283      998,138       750,965      987,030      961,285      1,000,019
                                             -----------  -----------   -----------  -----------   ----------    -----------
Ending units                                   1,078,477      868,447       731,313      827,774      950,465        937,568
                                             ===========  ===========   ===========  ===========   ==========    ===========
Contracts with total expenses of 1.52%:
   Units sold                                          0            0             0            0            0              0
   Units redeemed                                (18,655)      (6,217)       (9,765)     (15,374)      (5,024)       (13,766)
   Units transferred                               6,411          432        12,223          257       15,611          6,746
                                             -----------  -----------   -----------  -----------   ----------    -----------
Increase (decrease) in units outstanding         (12,244)      (5,785)        2,458      (15,117)      10,587         (7,020)
Beginning units                                   46,181       71,562        33,208       61,532       38,988         56,104
                                             -----------  -----------   -----------  -----------   ----------    -----------

Ending units                                      33,937       65,777        35,666       46,415       49,575         49,084
                                             ===========  ===========   ===========  ===========   ==========    ===========
Contracts with total expenses of 1.55% (1):
   Units sold                                         --           --            --           --           --             --
   Units redeemed                                     --           --            --           --           --             --
   Units transferred                                  --           --            --           --           --             --
                                             -----------  -----------   -----------  -----------   ----------    -----------
Increase (decrease) in units outstanding              --           --            --           --           --             --
Beginning units                                       --           --            --           --           --             --
                                             -----------  -----------   -----------  -----------   ----------    -----------
Ending units                                          --           --            --           --           --             --
                                             ===========  ===========   ===========  ===========   ==========    ===========
Contracts with total expenses of 1.55% (2):
   Units sold                                         --           --            --           --           --             --
   Units redeemed                                     --           --            --           --           --             --
   Units transferred                                  --           --            --           --           --             --
                                             -----------  -----------   -----------  -----------   ----------    -----------
Increase (decrease) in units outstanding              --           --            --           --           --             --
Beginning units                                       --           --            --           --           --             --
                                             -----------  -----------   -----------  -----------   ----------    -----------
Ending units                                          --           --            --           --           --             --
                                             ===========  ===========   ===========  ===========   ==========    ===========
Contracts with total expenses of 1.65%:
   Units sold                                         --           --            --           --           --             --
   Units redeemed                                     --           --            --           --           --             --
   Units transferred                                  --           --            --           --           --             --
                                             -----------  -----------   -----------  -----------   ----------    -----------
Increase (decrease) in units outstanding              --           --            --           --           --             --
Beginning units                                       --           --            --           --           --             --
                                             -----------  -----------   -----------  -----------   ----------    -----------
Ending units                                          --           --            --           --           --             --
                                             ===========  ===========   ===========  ===========   ==========    ===========
Contracts with total expenses of 1.70% (1):
   Units sold                                         --           --            --           --           --             --
   Units redeemed                                     --           --            --           --           --             --
   Units transferred                                  --           --            --           --           --             --
                                             -----------  -----------   -----------  -----------   ----------    -----------
Increase (decrease) in units outstanding              --           --            --           --           --             --
Beginning units                                       --           --            --           --           --             --
                                             -----------  -----------   -----------  -----------   ----------    -----------
Ending units                                          --           --            --           --           --             --
                                             ===========  ===========   ===========  ===========   ==========    ===========
Contracts with total expenses of 1.70% (3):
   Units sold                                         --           --            --           --           --             --
   Units redeemed                                     --           --            --           --           --             --
   Units transferred                                  --           --            --           --           --             --
                                             -----------  -----------   -----------  -----------   ----------    -----------
Increase (decrease) in units outstanding              --           --            --           --           --             --
Beginning units                                       --           --            --           --           --             --
                                             -----------  -----------   -----------  -----------   ----------    -----------
Ending units                                          --           --            --           --           --             --
                                             ===========  ===========   ===========  ===========   ==========    ===========
Contracts With Total Expenses of 1.80%:
   Units sold                                         --           --            --           --           --             --
   Units redeemed                                     --           --            --           --           --             --
   Units transferred                                  --           --            --           --           --             --
                                             -----------  -----------   -----------  -----------   ----------    -----------
Increase (decrease) in units outstanding              --           --            --           --           --             --
Beginning units                                       --           --            --           --           --             --
                                             -----------  -----------   -----------  -----------   ----------    -----------
Ending units                                          --           --            --           --           --             --
                                             ===========  ===========   ===========  ===========   ==========    ===========
Contracts with total expenses of 1.95% (1):
   Units sold                                         --           --            --           --           --             --
   Units redeemed                                     --           --            --           --           --             --
   Units transferred                                  --           --            --           --           --             --
                                             -----------  -----------   -----------  -----------   ----------    -----------
Increase (decrease) in units outstanding              --           --            --           --           --             --
Beginning units                                       --           --            --           --           --             --
                                             -----------  -----------   -----------  -----------   ----------    -----------
Ending units                                          --           --            --           --           --             --
                                             ===========  ===========   ===========  ===========   ==========    ===========
Contracts with total expenses of 1.95% (3):
   Units sold                                         --           --            --           --           --             --
   Units redeemed                                     --           --            --           --           --             --
   Units transferred                                  --           --            --           --           --             --
                                             -----------  -----------   -----------  -----------   ----------    -----------
Increase (decrease) in units outstanding              --           --            --           --           --             --
Beginning units                                       --           --            --           --           --             --
                                             -----------  -----------   -----------  -----------   ----------    -----------
Ending units                                          --           --            --           --           --             --
                                             ===========  ===========   ===========  ===========   ==========    ===========

(1)  Offered in Seasons Triple Elite product.

(2)  Offered in Seasons Advisor II and Seasons Select II products.

(3)  Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                   (Continued)

                                                 Cash        Focus                      Moderate       Balanced    Conservative
                                              Management     Growth       Growth         Growth         Growth        Growth
                                              Portfolio    Portfolio     Strategy       Strategy       Strategy      Strategy
                                              (Class 1)    (Class 1)     (Class 2)     (Class 2)      (Class 2)      (Class 2)
                                             -----------  -----------  ------------  -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   (42,565) $   (99,430) $ (1,718,722)  $ (2,359,613)  $   (803,459) $    265,839
   Net realized gains (losses)                     8,182      (63,530)    3,129,053      5,994,587      7,666,322     7,301,424
   Change in net unrealized appreciation
      (depreciation) of investments               25,088     (180,007)    5,773,282      8,679,849      4,877,618        10,401
                                             -----------  -----------  ------------   ------------   ------------  ------------
   Increase (decrease) in net assets from
      operations                                  (9,295)    (342,967)    7,183,613     12,314,823     11,740,481     7,577,664
                                             -----------  -----------  ------------   ------------   ------------  ------------
From capital transactions:
      Net proceeds from units sold               278,400       35,001     7,217,591     16,617,169     12,474,457     7,304,683
      Cost of units redeemed                  (1,467,473)    (714,158)  (13,172,249)   (18,301,318)   (21,004,732)  (18,693,308)
      Annuity benefit payments                    (4,325)      (8,629)            0              0              0             0
      Net transfers                            2,245,335     (529,356)   (5,616,615)    (5,639,077)    (3,426,925)    3,020,258
      Contract maintenance charge                 (1,161)      (3,144)      (61,704)       (84,074)       (64,633)      (41,292)
                                             -----------  -----------  ------------   ------------   ------------  ------------
   Increase (decrease) in net assets from
      capital transactions                     1,050,776   (1,220,286)  (11,632,977)    (7,407,300)   (12,021,833)   (8,409,659)
                                             -----------  -----------  ------------   ------------   ------------  ------------
Increase (decrease) in net assets              1,041,481   (1,563,253)   (4,449,364)     4,907,523       (281,352)     (831,995)
Net assets at beginning of period              3,235,873    7,873,424   157,034,208    292,196,592    268,615,260   192,367,449
                                             -----------  -----------  ------------   ------------   ------------  ------------
Net assets at end of period                  $ 4,277,354  $ 6,310,171  $152,584,844   $297,104,115   $268,333,908  $191,535,454
                                             ===========  ===========  ============   ============   ============  ============
ANALYSIS OF INCREASE (DECREASE) IN
   UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
   Units sold                                     26,172        5,030        23,443         84,737         76,340        57,584
   Units redeemed                               (134,669)    (104,240)     (234,686)      (440,246)      (597,286)     (547,660)
   Units transferred                             210,466      (57,802)      (20,871)         3,847       (248,247)       75,375
                                             -----------  -----------  ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding         101,969     (157,012)     (232,114)      (351,662)      (769,193)     (414,701)
Beginning units                                  297,445    1,050,831     3,060,846      6,129,318      6,710,604     4,669,333
                                             -----------  -----------  ------------   ------------   ------------  ------------
Ending units                                     399,414      893,819     2,828,732      5,777,656      5,941,411     4,254,632
                                             ===========  ===========  ============   ============   ============  ============
Contracts with total expenses of 1.52%:
   Units sold                                          0            0            --             --             --            --
   Units redeemed                                 (3,774)        (253)           --             --             --            --
   Units transferred                                 366      (19,875)           --             --             --            --
                                             -----------  -----------  ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding          (3,408)     (20,128)           --             --             --            --
Beginning units                                    5,776       50,226            --             --             --            --
                                             -----------  -----------  ------------   ------------   ------------  ------------

Ending units                                       2,368       30,098            --             --             --            --
                                             ===========  ===========  ============   ============   ============  ============
Contracts with total expenses of 1.55% (1):
   Units sold                                         --           --       277,034        567,066        488,018       261,244
   Units redeemed                                     --           --       (17,467)       (42,095)       (41,595)      (46,630)
   Units transferred                                  --           --        15,078         72,679         97,745        (5,691)
                                             -----------  -----------  ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding              --           --       274,645        597,650        544,168       208,923
Beginning units                                       --           --       644,613      1,028,643        910,818       620,786
                                             -----------  -----------  ------------   ------------   ------------  ------------
Ending units                                          --           --       919,258      1,626,293      1,454,986       829,709
                                             ===========  ===========  ============   ============   ============  ============
Contracts with total expenses of 1.55% (2):
   Units sold                                         --           --            --             --             --            --
   Units redeemed                                     --           --            --             --             --            --
   Units transferred                                  --           --            --             --             --            --
                                             -----------  -----------  ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding              --           --            --             --             --            --
Beginning units                                       --           --            --             --             --            --
                                             -----------  -----------  ------------   ------------   ------------  ------------
Ending units                                          --           --            --             --             --            --
                                             ===========  ===========  ============   ============   ============  ============
Contracts with total expenses of 1.65%:
   Units sold                                         --           --        35,580         90,164         63,577        29,331
   Units redeemed                                     --           --      (605,701)      (702,643)      (749,233)     (652,297)
   Units transferred                                  --           --      (313,726)      (511,154)      (115,084)      163,141
                                             -----------  -----------  ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding              --           --      (883,847)    (1,123,633)      (800,740)     (459,825)
Beginning units                                       --           --     6,534,800     11,913,631     10,462,140     7,727,403
                                             -----------  -----------  ------------   ------------   ------------  ------------
Ending units                                          --           --     5,650,953     10,789,998      9,661,400     7,267,578
                                             ===========  ===========  ============   ============   ============  ============
Contracts with total expenses of 1.70% (1):
   Units sold                                         --           --       108,827        256,153        155,342        85,299
   Units redeemed                                     --           --        (3,101)       (15,637)       (29,151)      (19,519)
   Units transferred                                  --           --         6,497         53,807         25,435        (5,462)
                                             -----------  -----------  ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding              --           --       112,223        294,323        151,626        60,318
Beginning units                                       --           --        64,344        326,866        407,584       300,618
                                             -----------  -----------  ------------   ------------   ------------  ------------
Ending units                                          --           --       176,567        621,189        559,210       360,936
                                             ===========  ===========  ============   ============   ============  ============
Contracts with total expenses of 1.70% (3):
   Units sold                                         --           --            --             --             --            --
   Units redeemed                                     --           --            --             --             --            --
   Units transferred                                  --           --            --             --             --            --
                                             -----------  -----------  ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding              --           --            --             --             --            --
Beginning units                                       --           --            --             --             --            --
                                             -----------  -----------  ------------   ------------   ------------  ------------
Ending units                                          --           --            --             --             --            --
                                             ===========  ===========  ============   ============   ============  ============
Contracts With Total Expenses of 1.80%:
   Units sold                                         --           --            --             --             --            --
   Units redeemed                                     --           --            --             --             --            --
   Units transferred                                  --           --            --             --             --            --
                                             -----------  -----------  ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding              --           --            --             --             --            --
Beginning units                                       --           --            --             --             --            --
                                             -----------  -----------  ------------   ------------   ------------  ------------
Ending units                                          --           --            --             --             --            --
                                             ===========  ===========  ============   ============   ============  ============
Contracts with total expenses of 1.95% (1):
   Units sold                                         --           --        27,668        106,714         64,113        69,562
   Units redeemed                                     --           --        (5,862)       (17,805)       (11,741)      (22,615)
   Units transferred                                  --           --       (66,492)         3,389         13,534       (24,267)
                                             -----------  -----------  ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding              --           --       (44,686)        92,298         65,906        22,680
Beginning units                                       --           --       304,735        566,832        276,721       283,856
                                             -----------  -----------  ------------   ------------   ------------  ------------
Ending units                                          --           --       260,049        659,130        342,627       306,536
                                             ===========  ===========  ============   ============   ============  ============
Contracts with total expenses of 1.95% (3):
   Units sold                                         --           --            --             --             --            --
   Units redeemed                                     --           --            --             --             --            --
   Units transferred                                  --           --            --             --             --            --
                                             -----------  -----------  ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding              --           --            --             --             --            --
Beginning units                                       --           --            --             --             --            --
                                             -----------  -----------  ------------   ------------   ------------  ------------
Ending units                                          --           --            --             --             --            --
                                             ===========  ===========  ============   ============   ============  ============

(1)  Offered in Seasons Triple Elite product.

(2)  Offered in Seasons Advisor II and Seasons Select II products.

(3)  Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                   (Continued)

                                              Large Cap    Large Cap     Large Cap     Mid Cap       Mid Cap
                                                Growth     Composite       Value        Growth        Value      Small Cap
                                              Portfolio    Portfolio     Portfolio    Portfolio     Portfolio    Portfolio
                                              (Class 2)    (Class 2)     (Class 2)    (Class 2)     (Class 2)    (Class 2)
                                             -----------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $(1,189,783) $  (415,333) $   (911,477) $(1,140,363) $ (1,291,712) $  (993,278)
   Net realized gains (losses)                   740,743      383,835     1,757,798    2,780,473     6,478,375    1,498,157
   Change in net unrealized appreciation
      (depreciation) of investments            2,884,969    1,016,644     6,021,448   (1,045,181)    8,032,323     (947,649)
                                             -----------  -----------  ------------  -----------  ------------  -----------
   Increase (decrease) in net assets from
      operations                               2,435,929      985,146     6,867,769      594,929    13,218,986     (442,770)
                                             -----------  -----------  ------------  -----------  ------------  -----------
From capital transactions:
      Net proceeds from units sold             4,897,126    2,023,584     6,310,434    6,007,798     6,736,285    6,557,101
      Cost of units redeemed                  (5,657,426)  (2,760,345)   (6,539,960)  (4,793,602)   (7,631,556)  (4,301,538)
      Annuity benefit payments                         0            0             0            0             0            0
      Net transfers                            1,640,345      585,335     9,388,829     (379,069)   15,665,645     (555,116)
      Contract maintenance charge                (16,024)      (7,183)      (17,490)     (15,473)      (20,158)     (14,030)
                                             -----------  -----------  ------------  -----------  ------------  -----------
   Increase (decrease) in net assets from
      capital transactions                       864,021     (158,609)    9,141,813      819,654    14,750,216    1,686,417
                                             -----------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in net assets              3,299,950      826,537    16,009,582    1,414,583    27,969,202    1,243,647
Net assets at beginning of period             72,131,748   27,564,090    91,234,932   70,053,839    82,845,283   61,539,737
                                             -----------  -----------  ------------  -----------  ------------  -----------
Net assets at end of period                  $75,431,698  $28,390,627  $107,244,514  $71,468,422  $110,814,485  $62,783,384
                                             ===========  ===========  ============  ===========  ============  ===========
ANALYSIS OF INCREASE (DECREASE) IN
   UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
   Units sold                                     41,437       10,122        27,989       23,174        24,729       31,258
   Units redeemed                               (201,414)    (110,386)     (157,780)     (91,906)     (134,620)    (128,498)
   Units transferred                             (27,953)     (39,080)      163,355      (49,252)      342,343      (28,874)
                                             -----------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in units outstanding        (187,930)    (139,344)       33,564     (117,984)      232,452     (126,114)
Beginning units                                2,506,282    1,127,043     2,247,061    1,390,558     1,362,730    1,731,813
                                             -----------  -----------  ------------  -----------  ------------  -----------
Ending units                                   2,318,352      987,699     2,280,625    1,272,574     1,595,182    1,605,699
                                             ===========  ===========  ============  ===========  ============  ===========
Contracts with total expenses of 1.52%:
   Units sold                                         --           --            --           --            --           --
   Units redeemed                                     --           --            --           --            --           --
   Units transferred                                  --           --            --           --            --           --
                                             -----------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in units outstanding              --           --            --           --            --           --
Beginning units                                       --           --            --           --            --           --
                                             -----------  -----------  ------------  -----------  ------------  -----------
Ending units                                          --           --            --           --            --           --
                                             ===========  ===========  ============  ===========  ============  ===========
Contracts with total expenses of 1.55% (1):
   Units sold                                    347,097      150,404       338,141      264,100       232,050      373,415
   Units redeemed                                (29,421)      (4,788)      (26,406)     (12,994)      (11,851)     (21,466)
   Units transferred                             138,526       17,364       193,484       84,519        88,020       82,370
                                             -----------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in units outstanding         456,202      162,980       505,219      335,625       308,219      434,319
Beginning units                                  411,518      127,075       424,460      246,667       206,069      285,099
                                             -----------  -----------  ------------  -----------  ------------  -----------
Ending units                                     867,720      290,055       929,679      582,292       514,288      719,418
                                             ===========  ===========  ============  ===========  ============  ===========
Contracts with total expenses of 1.55% (2):
   Units sold                                         --           --            --           --            --           --
   Units redeemed                                     --           --            --           --            --           --
   Units transferred                                  --           --            --           --            --           --
                                             -----------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in units outstanding              --           --            --           --            --           --
Beginning units                                       --           --            --           --            --           --
                                             -----------  -----------  ------------  -----------  ------------  -----------
Ending units                                          --           --            --           --            --           --
                                             ===========  ===========  ============  ===========  ============  ===========
Contracts with total expenses of 1.65%:
   Units sold                                     32,853       25,680        45,751       23,624        22,707       34,979
   Units redeemed                               (440,103)    (188,818)     (341,895)    (225,122)     (249,606)    (244,581)
   Units transferred                              (1,619)      80,937       338,906     (118,542)      364,728     (128,199)
                                             -----------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in units outstanding        (408,869)     (82,201)       42,762     (320,040)      137,829     (337,801)
Beginning units                                5,798,700    1,811,476     5,011,546    3,297,418     3,128,628    3,702,649
                                             -----------  -----------  ------------  -----------  ------------  -----------
Ending units                                   5,389,831    1,729,275     5,054,308    2,977,378     3,266,457    3,364,848
                                             ===========  ===========  ============  ===========  ============  ===========
Contracts with total expenses of 1.70% (1):
   Units sold                                    126,877       23,059        87,269       86,609        73,920      143,168
   Units redeemed                                 (7,492)      (2,175)       (6,668)      (4,848)       (4,728)      (6,253)
   Units transferred                              78,431        2,320        73,420       27,199        31,344       34,105
                                             -----------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in units outstanding         197,816       23,204       154,021      108,960       100,536      171,020
Beginning units                                  139,820       39,188       108,706      102,220        70,357      126,171
                                             -----------  -----------  ------------  -----------  ------------  -----------
Ending units                                     337,636       62,392       262,727      211,180       170,893      297,191
                                             ===========  ===========  ============  ===========  ============  ===========
Contracts with total expenses of 1.70% (3):
   Units sold                                         --           --            --           --            --           --
   Units redeemed                                     --           --            --           --            --           --
   Units transferred                                  --           --            --           --            --           --
                                             -----------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in units outstanding              --           --            --           --            --           --
Beginning units                                       --           --            --           --            --           --
                                             -----------  -----------  ------------  -----------  ------------  -----------
Ending units                                          --           --            --           --            --           --
                                             ===========  ===========  ============  ===========  ============  ===========
Contracts With Total Expenses of 1.80%:
   Units sold                                         --           --            --           --            --           --
   Units redeemed                                     --           --            --           --            --           --
   Units transferred                                  --           --            --           --            --           --
                                             -----------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in units outstanding              --           --            --           --            --           --
Beginning units                                       --           --            --           --            --           --
                                             -----------  -----------  ------------  -----------  ------------  -----------
Ending units                                          --           --            --           --            --           --
                                             ===========  ===========  ============  ===========  ============  ===========
Contracts with total expenses of 1.95% (1):
   Units sold                                     40,639       11,531        30,004       25,311        25,755       33,747
   Units redeemed                                 (5,077)        (138)       (3,110)      (3,023)       (2,287)      (4,488)
   Units transferred                              11,621       (3,387)        7,883       (7,817)       40,111      (26,134)
                                             -----------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in units outstanding          47,183        8,006        34,777       14,471        63,579        3,125
Beginning units                                  101,828       39,152        99,957       87,902        81,425      112,078
                                             -----------  -----------  ------------  -----------  ------------  -----------
Ending units                                     149,011       47,158       134,734      102,373       145,004      115,203
                                             ===========  ===========  ============  ===========  ============  ===========
Contracts with total expenses of 1.95% (3):
   Units sold                                         --           --            --           --            --           --
   Units redeemed                                     --           --            --           --            --           --
   Units transferred                                  --           --            --           --            --           --
                                             -----------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in units outstanding              --           --            --           --            --           --
Beginning units                                       --           --            --           --            --           --
                                             -----------  -----------  ------------  -----------  ------------  -----------
Ending units                                          --           --            --           --            --           --
                                             ===========  ===========  ============  ===========  ============  ===========

(1)  Offered in Seasons Triple Elite product.

(2)  Offered in Seasons Advisor II and Seasons Select II products.

(3)  Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                          International   Diversified      Cash          Focus     Focus Growth     Focus
                                             Equity      Fixed Income   Management      Growth      and Income      Value
                                            Portfolio      Portfolio     Portfolio     Portfolio     Portfolio    Portfolio
                                            (Class 2)      (Class 2)     (Class 2)     (Class 2)     (Class 2)    (Class 2)
                                          -------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $  (305,412)  $  1,748,745  $   (748,206) $(1,036,507)  $  (744,751)  $  (500,132)
   Net realized gains (losses)               1,173,804      1,240,710        10,753    1,149,544     1,353,493     4,776,308
   Change in net unrealized appreciation
      (depreciation) of investments          5,173,403        582,201       412,142   (3,484,608)     (472,440)      957,454
                                           -----------   ------------  ------------  -----------   -----------   -----------
   Increase (decrease) in net assets
      from operations                        6,041,795      3,571,656      (325,311)  (3,371,571)      136,302     5,233,630
                                           -----------   ------------  ------------  -----------   -----------   -----------

From capital transactions:
      Net proceeds from units sold           6,296,061      7,135,923     9,598,944    5,725,612     3,173,550     5,834,878
      Cost of units redeemed                (4,003,696)   (11,965,158)  (10,388,177)  (4,435,576)   (3,158,128)   (3,972,673)
      Annuity benefit payments                       0              0             0            0             0             0
      Net transfers                         17,528,550     (4,114,037)    6,480,791       88,463    (3,102,239)    9,047,287
      Contract maintenance charge              (10,978)       (22,264)       (8,778)     (22,592)      (11,525)      (13,184)
                                           -----------   ------------  ------------  -----------   -----------   -----------
   Increase (decrease) in net assets
      from capital transactions             19,809,937     (8,965,536)    5,682,780    1,355,907    (3,098,342)   10,896,308
                                           -----------   ------------  ------------  -----------   -----------   -----------
Increase (decrease) in net assets           25,851,732     (5,393,880)    5,357,469   (2,015,664)   (2,962,040)   16,129,938
Net assets at beginning of period           59,260,099    129,845,199    49,137,559   66,439,046    49,667,898    47,700,345
                                           -----------   ------------  ------------  -----------   -----------   -----------
Net assets at end of period                $85,111,831   $124,451,319  $ 54,495,028  $64,423,382   $46,705,858   $63,830,283
                                           ===========   ============  ============  ===========   ===========   ===========

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
   Units sold                                   47,250         36,836        47,460       70,093        41,235        34,139
   Units redeemed                             (139,101)      (404,626)     (391,930)    (203,155)     (115,620)     (120,569)
   Units transferred                           466,715        (50,443)     (175,256)    (124,577)      (66,232)      130,960
                                           -----------   ------------  ------------  -----------   -----------   -----------
Increase (decrease) in units outstanding       374,864       (418,233)     (519,726)    (257,639)     (140,617)       44,530
Beginning units                              2,550,023      3,681,335     2,075,670    3,351,278     1,792,332     1,632,981
                                           -----------   ------------  ------------  -----------   -----------   -----------
Ending units                                 2,924,887      3,263,102     1,555,944    3,093,639     1,651,715     1,677,511
                                           ===========   ============  ============  ===========   ===========   ===========

Contracts with total expenses of 1.52%:
   Units sold                                       --             --            --           --            --            --
   Units redeemed                                   --             --            --           --            --            --
   Units transferred                                --             --            --           --            --            --
                                           -----------   ------------  ------------  -----------   -----------   -----------
Increase (decrease) in units outstanding            --             --            --           --            --            --
Beginning units                                     --             --            --           --            --            --
                                           -----------   ------------  ------------  -----------   -----------   -----------
Ending units                                        --             --            --           --            --            --
                                           ===========   ============  ============  ===========   ===========   ===========

Contracts with total expenses of
   1.55% (1):
   Units sold                                  477,408        324,356       583,685      442,857       203,953       216,192
   Units redeemed                              (35,977)       (48,909)      (38,146)     (20,429)      (11,652)      (13,603)
   Units transferred                           361,542        188,194       (82,728)      24,909         1,097        61,252
                                           -----------   ------------  ------------  -----------   -----------   -----------
Increase (decrease) in units outstanding       802,973        463,641       462,811      447,337       193,398       263,841
Beginning units                                568,336        613,423       214,224      394,736       288,051       178,808
                                           -----------   ------------  ------------  -----------   -----------   -----------
Ending units                                 1,371,309      1,077,064       677,035      842,073       481,449       442,649
                                           ===========   ============  ============  ===========   ===========   ===========

Contracts with total expenses of
   1.55% (2):
   Units sold                                       --             --            --           --            --            --
   Units redeemed                                   --             --            --           --            --            --
   Units transferred                                --             --            --           --            --            --
                                           -----------   ------------  ------------  -----------   -----------   -----------
Increase (decrease) in units outstanding            --             --            --           --            --            --
Beginning units                                     --             --            --           --            --            --
                                           -----------   ------------  ------------  -----------   -----------   -----------
Ending units                                        --             --            --           --            --            --
                                           ===========   ============  ============  ===========   ===========   ===========

Contracts with total expenses of 1.65%:
   Units sold                                   51,959         24,250        64,503       40,083        40,587        25,659
   Units redeemed                             (302,940)      (550,099)     (469,993)    (408,470)     (226,484)     (158,458)
   Units transferred                         1,105,200       (673,051)      596,409       70,710      (330,294)      358,980
                                           -----------   ------------  ------------  -----------   -----------   -----------
Increase (decrease) in units outstanding       854,219     (1,198,900)      190,919     (297,677)     (516,191)      226,181
Beginning units                              4,289,296      6,560,826     2,195,684    5,295,017     3,398,662     1,866,772
                                           -----------   ------------  ------------  -----------   -----------   -----------
Ending units                                 5,143,515      5,361,926     2,386,603    4,997,340     2,882,471     2,092,953
                                           ===========   ============  ============  ===========   ===========   ===========

Contracts with total expenses of
   1.70% (1):
   Units sold                                  149,840        177,708       211,314      206,382        60,595       122,040
   Units redeemed                               (6,607)        (6,843)      (30,248)     (10,834)       (5,306)       (6,033)
   Units transferred                           109,061        141,585        70,557       53,561        34,772        71,022
                                           -----------   ------------  ------------  -----------   -----------   -----------
Increase (decrease) in units outstanding       252,294        312,450       251,623      249,109        90,061       187,029
Beginning units                                110,449        155,162        67,028      185,821       104,591       113,299
                                           -----------   ------------  ------------  -----------   -----------   -----------
Ending units                                   362,743        467,612       318,651      434,930       194,652       300,328
                                           ===========   ============  ============  ===========   ===========   ===========

Contracts with total expenses of
   1.70% (3):
   Units sold                                       --             --            --           --            --            --
   Units redeemed                                   --             --            --           --            --            --
   Units transferred                                --             --            --           --            --            --
                                           -----------   ------------  ------------  -----------   -----------   -----------
Increase (decrease) in units outstanding            --             --            --           --            --            --
Beginning units                                     --             --            --           --            --            --
                                           -----------   ------------  ------------  -----------   -----------   -----------
Ending units                                        --             --            --           --            --            --
                                           ===========   ============  ============  ===========   ===========   ===========

Contracts With Total Expenses of 1.80%:
   Units sold                                       --             --            --           --            --            --
   Units redeemed                                   --             --            --           --            --            --
   Units transferred                                --             --            --           --            --            --
                                           -----------   ------------  ------------  -----------   -----------   -----------
Increase (decrease) in units outstanding            --             --            --           --            --            --
Beginning units                                     --             --            --           --            --            --
                                           -----------   ------------  ------------  -----------   -----------   -----------
Ending units                                        --             --            --           --            --            --
                                           ===========   ============  ============  ===========   ===========   ===========

Contracts with total expenses of
   1.95% (1):
   Units sold                                   39,708         51,619         1,109       68,998         8,271        53,654
   Units redeemed                               (1,874)        (6,038)      (53,476)      (6,666)       (3,825)       (3,992)
   Units transferred                            22,394         50,538       206,411      (25,939)       (9,393)       59,730
                                           -----------   ------------  ------------  -----------   -----------   -----------
Increase (decrease) in units outstanding        60,228         96,119       154,044       36,393        (4,947)      109,392
Beginning units                                 95,197        191,971        95,446      134,662        84,532       107,110
                                           -----------   ------------  ------------  -----------   -----------   -----------
Ending units                                   155,425        288,090       249,490      171,055        79,585       216,502
                                           ===========   ============  ============  ===========   ===========   ===========

Contracts with total expenses of
   1.95% (3):
   Units sold                                       --             --            --           --            --            --
   Units redeemed                                   --             --            --           --            --            --
   Units transferred                                --             --            --           --            --            --
                                           -----------   ------------  ------------  -----------   -----------   -----------
Increase (decrease) in units outstanding            --             --            --           --            --            --
Beginning units                                     --             --            --           --            --            --
                                           -----------   ------------  ------------  -----------   -----------   -----------
Ending units                                        --             --            --           --            --            --
                                           ===========   ============  ============  ===========   ===========   ===========

(1)  Offered in Seasons Triple Elite product.

(2)  Offered in Seasons Advisor II and Seasons Select II products.

(3)  Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                             Focus                    Moderate     Balanced   Conservative   Large Cap
                                            TechNet       Growth       Growth       Growth       Growth        Growth
                                           Portfolio     Strategy     Strategy     Strategy     Strategy     Portfolio
                                           (Class 2)    (Class 3)    (Class 3)    (Class 3)     (Class 3)    (Class 3)
                                          -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)           $  (414,992) $  (272,585) $  (409,847) $  (106,586) $   122,033   $  (250,341)
   Net realized gains (losses)              1,758,054    1,301,336    1,330,389    2,780,190    2,460,883        80,371
   Change in net unrealized appreciation
      (depreciation) of investments        (3,224,469)      45,956    1,309,527     (578,567)  (1,259,056)      609,733
                                          -----------  -----------  -----------  -----------  -----------   -----------
   Increase (decrease) in net assets
      from operations                      (1,881,407)   1,074,707    2,230,069    2,095,037    1,323,860       439,763
                                          -----------  -----------  -----------  -----------  -----------   -----------

From capital transactions:
      Net proceeds from units sold          1,431,582   23,391,278   46,003,967   43,494,405   25,169,063    12,146,403
      Cost of units redeemed               (1,981,549)    (627,857)  (2,066,744)  (3,540,556)  (2,797,299)     (664,664)
      Annuity benefit payments                      0            0            0            0            0             0
      Net transfers                            81,507    2,834,272   10,797,692   11,297,549    4,576,357     5,454,400
      Contract maintenance charge             (10,024)      (3,886)      (7,488)      (4,718)      (2,154)       (1,755)
                                          -----------  -----------  -----------  -----------  -----------   -----------
   Increase (decrease) in net assets
      from capital transactions              (478,484)  25,593,807   54,727,427   51,246,680   26,945,967    16,934,384
                                          -----------  -----------  -----------  -----------  -----------   -----------
Increase (decrease) in net assets          (2,359,891)  26,668,514   56,957,496   53,341,717   28,269,827    17,374,147
Net assets at beginning of period          28,955,179   10,671,640   25,167,840   23,311,741   16,435,218     7,147,072
                                          -----------  -----------  -----------  -----------  -----------   -----------
Net assets at end of period               $26,595,288  $37,340,154  $82,125,336  $76,653,458  $44,705,045   $24,521,219
                                          ===========  ===========  ===========  ===========  ===========   ===========

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
   Units sold                                  66,514      814,489    1,587,747    1,419,331      822,788       827,574
   Units redeemed                            (223,833)     (25,944)     (76,351)     (57,277)     (68,461)      (33,271)
   Units transferred                          205,973      153,755      468,604      448,744      180,331       379,997
                                          -----------  -----------  -----------  -----------  -----------   -----------
Increase (decrease) in units outstanding       48,654      942,300    1,980,000    1,810,798      934,658     1,174,300
Beginning units                             2,737,043      285,421      828,761      462,446      419,883       400,808
                                          -----------  -----------  -----------  -----------  -----------   -----------
Ending units                                2,785,697    1,227,721    2,808,761    2,273,244    1,354,541     1,575,108
                                          ===========  ===========  ===========  ===========  ===========   ===========

Contracts with total expenses of 1.52%:
   Units sold                                      --           --           --           --           --            --
   Units redeemed                                  --           --           --           --           --            --
   Units transferred                               --           --           --           --           --            --
                                          -----------  -----------  -----------  -----------  -----------   -----------
Increase (decrease) in units outstanding           --           --           --           --           --            --
Beginning units                                    --           --           --           --           --            --
                                          -----------  -----------  -----------  -----------  -----------   -----------
Ending units                                       --           --           --           --           --            --
                                          ===========  ===========  ===========  ===========  ===========   ===========

Contracts with total expenses of
   1.55% (1):
   Units sold                                 149,293           --           --           --           --            --
   Units redeemed                             (23,643)          --           --           --           --            --
   Units transferred                           54,313           --           --           --           --            --
                                          -----------  -----------  -----------  -----------  -----------   -----------
Increase (decrease) in units outstanding      179,963           --           --           --           --            --
Beginning units                               211,211           --           --           --           --            --
                                          -----------  -----------  -----------  -----------  -----------   -----------
Ending units                                  391,174           --           --           --           --            --
                                          ===========  ===========  ===========  ===========  ===========   ===========

Contracts with total expenses of
   1.55% (2):
   Units sold                                      --      224,679      342,628      449,030      330,291       165,248
   Units redeemed                                  --       (1,774)     (11,664)     (45,125)     (38,880)      (21,234)
   Units transferred                               --      (13,206)      37,993       (8,284)      43,644        92,650
                                          -----------  -----------  -----------  -----------  -----------   -----------
Increase (decrease) in units outstanding           --      209,699      368,957      395,621      335,055       236,664
Beginning units                                    --       26,908       64,203      139,718      243,545        54,280
                                          -----------  -----------  -----------  -----------  -----------   -----------
Ending units                                       --      236,607      433,160      535,339      578,600       290,944
                                          ===========  ===========  ===========  ===========  ===========   ===========

Contracts with total expenses of 1.65%:
   Units sold                                  20,261      386,380      905,364      795,793      420,374       308,893
   Units redeemed                            (179,323)     (10,064)     (37,544)     (42,547)     (30,678)      (12,246)
   Units transferred                         (294,282)      34,291      222,731      324,126       68,462       186,438
                                          -----------  -----------  -----------  -----------  -----------   -----------
Increase (decrease) in units outstanding     (453,344)     410,607    1,090,551    1,077,372      458,158       483,085
Beginning units                             3,053,213      371,858      753,081      585,637      374,265       358,172
                                          -----------  -----------  -----------  -----------  -----------   -----------
Ending units                                2,599,869      782,465    1,843,632    1,663,009      832,423       841,257
                                          ===========  ===========  ===========  ===========  ===========   ===========

Contracts with total expenses of
   1.70% (1):
   Units sold                                  73,394           --           --           --           --            --
   Units redeemed                              (8,855)          --           --           --           --            --
   Units transferred                         (106,331)          --           --           --           --            --
                                          -----------  -----------  -----------  -----------  -----------   -----------
Increase (decrease) in units outstanding      (41,792)          --           --           --           --            --
Beginning units                               312,069           --           --           --           --            --
                                          -----------  -----------  -----------  -----------  -----------   -----------
Ending units                                  270,277           --           --           --           --            --
                                          ===========  ===========  ===========  ===========  ===========   ===========

Contracts with total expenses of
   1.70% (3):
   Units sold                                      --        6,109       66,434       37,292       38,315        64,216
   Units redeemed                                  --       (2,172)      (3,983)      (3,081)      (2,300)       (8,653)
   Units transferred                               --       (1,335)       6,178       18,788       (9,560)        8,794
                                          -----------  -----------  -----------  -----------  -----------   -----------
Increase (decrease) in units outstanding           --        2,602       68,629       52,999       26,455        64,357
Beginning units                                    --       15,088       49,103      110,509       49,794        46,611
                                          -----------  -----------  -----------  -----------  -----------   -----------
Ending units                                       --       17,690      117,732      163,508       76,249       110,968
                                          ===========  ===========  ===========  ===========  ===========   ===========

Contracts With Total Expenses of 1.80%:
   Units sold                                      --       90,319      163,580      195,546      114,852        86,629
   Units redeemed                                  --         (280)      (6,353)     (11,934)     (26,126)         (113)
   Units transferred                               --       14,379      (14,124)       7,956       25,364        (7,826)
                                          -----------  -----------  -----------  -----------  -----------   -----------
Increase (decrease) in units outstanding           --      104,418      143,103      191,568      114,090        78,690
Beginning units                                    --            0            0            0            0             0
                                          -----------  -----------  -----------  -----------  -----------   -----------
Ending units                                       --      104,418      143,103      191,568      114,090        78,690
                                          ===========  ===========  ===========  ===========  ===========   ===========

Contracts with total expenses of
   1.95% (1):
   Units sold                                  19,530           --           --           --           --            --
   Units redeemed                              (4,001)          --           --           --           --            --
   Units transferred                          (22,655)          --           --           --           --            --
                                          -----------  -----------  -----------  -----------  -----------   -----------
Increase (decrease) in units outstanding       (7,126)          --           --           --           --            --
Beginning units                               127,591           --           --           --           --            --
                                          -----------  -----------  -----------  -----------  -----------   -----------
Ending units                                  120,465           --           --           --           --            --
                                          ===========  ===========  ===========  ===========  ===========   ===========

Contracts with total expenses of
   1.95% (3):
   Units sold                                      --       12,072       10,901       82,757       19,695        19,614
   Units redeemed                                  --          (13)        (203)     (81,401)     (22,776)       (4,115)
   Units transferred                               --        1,636       (5,585)     (28,716)       7,646           237
                                          -----------  -----------  -----------  -----------  -----------   -----------
Increase (decrease) in units outstanding           --       13,695        5,113      (27,360)       4,565        15,736
Beginning units                                    --       21,268       21,756      335,914       71,795        26,070
                                          -----------  -----------  -----------  -----------  -----------   -----------
Ending units                                       --       34,963       26,869      308,554       76,360        41,806
                                          ===========  ===========  ===========  ===========  ===========   ===========

(1)  Offered in Seasons Triple Elite product.

(2)  Offered in Seasons Advisor II and Seasons Select II products.

(3)  Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                           Large Cap   Large Cap     Mid Cap      Mid Cap                 International
                                           Composite     Value        Growth       Value      Small Cap       Equity
                                           Portfolio   Portfolio    Portfolio    Portfolio    Portfolio     Portfolio
                                           (Class 3)   (Class 3)    (Class 3)    (Class 3)    (Class 3)     (Class 3)
                                          ----------  -----------  -----------  -----------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)           $  (83,196) $  (159,262) $  (254,549) $  (242,517) $  (240,954)  $   (52,521)
   Net realized gains (losses)                34,949       94,490       43,583      616,504        5,473        85,845
   Change in net unrealized appreciation
      (depreciation) of investments          215,145    1,052,924       48,451    1,583,662      (94,075)    1,246,051
                                          ----------  -----------  -----------  -----------  -----------   -----------
   Increase (decrease) in net assets
      from operations                        166,898      988,152     (162,515)   1,957,649     (329,556)    1,279,375
                                          ----------  -----------  -----------  -----------  -----------   -----------

From capital transactions:
      Net proceeds from units sold         3,606,876   14,711,879   13,361,405   15,666,910   13,278,724    11,736,322
      Cost of units redeemed                (191,235)    (681,618)    (728,343)    (886,255)    (620,314)     (800,932)
      Annuity benefit payments                     0            0            0            0            0             0
      Net transfers                        1,163,058    5,948,600    4,096,931    5,544,789    4,040,800     5,783,713
      Contract maintenance charge               (610)      (1,412)      (1,966)      (1,829)      (2,062)       (1,488)
                                          ----------  -----------  -----------  -----------  -----------   -----------
   Increase (decrease) in net assets
      from capital transactions            4,578,089   19,977,449   16,728,027   20,323,615   16,697,148    16,717,615
                                          ----------  -----------  -----------  -----------  -----------   -----------
Increase (decrease) in net assets          4,744,987   20,965,601   16,565,512   22,281,264   16,367,592    17,996,990
Net assets at beginning of period          2,612,628    7,114,625    7,442,389    6,773,706    7,010,238     5,629,172
                                          ----------  -----------  -----------  -----------  -----------   -----------
Net assets at end of period               $7,357,615  $28,080,226  $24,007,901  $29,054,970  $23,377,830   $23,626,162
                                          ==========  ===========  ===========  ===========  ===========   ===========

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
   Units sold                                221,332      691,499      531,498      463,141      740,442       870,047
   Units redeemed                             (8,084)     (23,095)     (21,276)     (16,992)     (23,201)      (40,874)
   Units transferred                          78,921      218,947      148,738      130,097      202,872       316,431
                                          ----------  -----------  -----------  -----------  -----------   -----------
Increase (decrease) in units outstanding     292,169      887,351      658,960      576,246      920,113     1,145,604
Beginning units                              158,128      252,748      237,496      184,956      330,267       347,046
                                          ----------  -----------  -----------  -----------  -----------   -----------
Ending units                                 450,297    1,140,099      896,456      761,202    1,250,380     1,492,650
                                          ==========  ===========  ===========  ===========  ===========   ===========

Contracts with total expenses of 1.52%:
   Units sold                                     --           --           --           --           --            --
   Units redeemed                                 --           --           --           --           --            --
   Units transferred                              --           --           --           --           --            --
                                          ----------  -----------  -----------  -----------  -----------   -----------
Increase (decrease) in units outstanding          --           --           --           --           --            --
Beginning units                                   --           --           --           --           --            --
                                          ----------  -----------  -----------  -----------  -----------   -----------
Ending units                                      --           --           --           --           --            --
                                          ==========  ===========  ===========  ===========  ===========   ===========

Contracts with total expenses of
   1.55% (1):
   Units sold                                     --           --           --           --           --            --
   Units redeemed                                 --           --           --           --           --            --
   Units transferred                              --           --           --           --           --            --
                                          ----------  -----------  -----------  -----------  -----------   -----------
Increase (decrease) in units outstanding          --           --           --           --           --            --
Beginning units                                   --           --           --           --           --            --
                                          ----------  -----------  -----------  -----------  -----------   -----------
Ending units                                      --           --           --           --           --            --
                                          ==========  ===========  ===========  ===========  ===========   ===========

Contracts with total expenses of
   1.55% (2):
   Units sold                                 43,480      139,118      111,571       98,763      139,992       131,928
   Units redeemed                             (1,826)     (12,410)      (8,384)     (10,067)     (13,462)      (20,518)
   Units transferred                           6,233      117,851       48,524       52,988       65,240       169,618
                                          ----------  -----------  -----------  -----------  -----------   -----------
Increase (decrease) in units outstanding      47,887      244,559      151,711      141,684      191,770       281,028
Beginning units                               30,328       40,668       34,881       34,190       40,655        48,382
                                          ----------  -----------  -----------  -----------  -----------   -----------
Ending units                                  78,215      285,227      186,592      175,874      232,425       329,410
                                          ==========  ===========  ===========  ===========  ===========   ===========

Contracts with total expenses of 1.65%:
   Units sold                                110,674      250,210      212,454      193,864      259,938       275,400
   Units redeemed                             (2,084)     (10,777)     (13,414)     (12,410)     (11,193)      (24,574)
   Units transferred                          35,226      141,370       98,065      106,724      115,066       181,735
                                          ----------  -----------  -----------  -----------  -----------   -----------
Increase (decrease) in units outstanding     143,816      380,803      297,105      288,178      363,811       432,561
Beginning units                               77,875      259,273      225,936      146,795      253,156       271,956
                                          ----------  -----------  -----------  -----------  -----------   -----------
Ending units                                 221,691      640,076      523,041      434,973      616,967       704,517
                                          ==========  ===========  ===========  ===========  ===========   ===========

Contracts with total expenses of
   1.70% (1):
   Units sold                                     --           --           --           --           --            --
   Units redeemed                                 --           --           --           --           --            --
   Units transferred                              --           --           --           --           --            --
                                          ----------  -----------  -----------  -----------  -----------   -----------
Increase (decrease) in units outstanding          --           --           --           --           --            --
Beginning units                                   --           --           --           --           --            --
                                          ----------  -----------  -----------  -----------  -----------   -----------
Ending units                                      --           --           --           --           --            --
                                          ==========  ===========  ===========  ===========  ===========   ===========

Contracts with total expenses of
   1.70% (3):
   Units sold                                  3,527       45,669       34,679       29,054       44,622        11,271
   Units redeemed                             (7,159)      (6,383)      (4,996)      (4,784)      (7,213)       (6,010)
   Units transferred                          (1,452)      (3,632)        (490)       4,702        7,530        18,889
                                          ----------  -----------  -----------  -----------  -----------   -----------
Increase (decrease) in units outstanding      (5,084)      35,654       29,193       28,972       44,939        24,150
Beginning units                               22,160       40,261       32,953       22,044       37,989        41,858
                                          ----------  -----------  -----------  -----------  -----------   -----------
Ending units                                  17,076       75,915       62,146       51,016       82,928        66,008
                                          ==========  ===========  ===========  ===========  ===========   ===========

Contracts With Total Expenses of 1.80%:
   Units sold                                  8,287       72,477       51,535       48,794       76,033       138,012
   Units redeemed                                 (6)        (130)        (143)         (60)        (190)         (392)
   Units transferred                           8,650        5,241       (7,521)          20       (9,801)      (13,556)
                                          ----------  -----------  -----------  -----------  -----------   -----------
Increase (decrease) in units outstanding      16,931       77,588       43,871       48,754       66,042       124,064
Beginning units                                    0            0            0            0            0             0
                                          ----------  -----------  -----------  -----------  -----------   -----------
Ending units                                  16,931       77,588       43,871       48,754       66,042       124,064
                                          ==========  ===========  ===========  ===========  ===========   ===========

Contracts with total expenses of
   1.95% (1):
   Units sold                                     --           --           --           --           --            --
   Units redeemed                                 --           --           --           --           --            --
   Units transferred                              --           --           --           --           --            --
                                          ----------  -----------  -----------  -----------  -----------   -----------
Increase (decrease) in units outstanding          --           --           --           --           --            --
Beginning units                                   --           --           --           --           --            --
                                          ----------  -----------  -----------  -----------  -----------   -----------
Ending units                                      --           --           --           --           --            --
                                          ==========  ===========  ===========  ===========  ===========   ===========

Contracts with total expenses of
   1.95% (3):
   Units sold                                 14,994       20,681        5,509        9,666        5,929        13,792
   Units redeemed                             (1,826)      (3,090)      (2,941)      (2,465)      (3,237)       (2,337)
   Units transferred                             316        6,076       (1,426)       3,127        1,506        21,561
                                          ----------  -----------  -----------  -----------  -----------   -----------
Increase (decrease) in units outstanding      13,484       23,667        1,142       10,328        4,198        33,016
Beginning units                                8,963       23,298       12,457       10,198       15,575        13,618
                                          ----------  -----------  -----------  -----------  -----------   -----------
Ending units                                  22,447       46,965       13,599       20,526       19,773        46,634
                                          ==========  ===========  ===========  ===========  ===========   ===========

(1)  Offered in Seasons Triple Elite product.

(2)  Offered in Seasons Advisor II and Seasons Select II products.

(3)  Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                   (Continued)

                                              Diversified      Cash        Focus     Focus Growth     Focus        Focus
                                             Fixed Income   Management     Growth     and Income      Value       TechNet
                                               Portfolio    Portfolio    Portfolio     Portfolio    Portfolio    Portfolio
                                               (Class 3)    (Class 3)    (Class 3)     (Class 3)    (Class 3)    (Class 3)
                                             ------------  -----------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   342,143   $  (164,891) $  (242,849) $  (256,348)  $  (119,620) $  (127,630)
   Net realized gains (losses)                   (46,913)       38,478      (76,073)      30,991       929,604        1,386
   Change in net unrealized appreciation
      (depreciation) of investments              146,428        61,747     (238,688)     394,867       438,250     (343,325)
                                             -----------   -----------  -----------  -----------   -----------  -----------
   Increase (decrease) in net assets
      from operations                            441,658       (64,666)    (557,610)     169,510     1,248,234     (469,569)
                                             -----------   -----------  -----------  -----------   -----------  -----------
From capital transactions:
      Net proceeds from units sold            13,763,318    15,682,696   12,464,075   10,752,035    10,686,979    5,699,655
      Cost of units redeemed                  (2,157,654)   (1,478,312)    (620,906)    (860,157)     (619,613)    (227,726)
      Annuity benefit payments                         0             0            0            0             0            0
      Net transfers                            9,898,544    (8,485,722)   1,408,480    2,810,296     3,780,109    1,682,204
      Contract maintenance charge                   (943)         (407)      (4,005)      (2,688)       (1,787)      (2,898)
                                             -----------   -----------  -----------  -----------   -----------  -----------
   Increase (decrease) in net assets from
      capital transactions                    21,503,265     5,718,255   13,247,644   12,699,486    13,845,688    7,151,235
                                             -----------   -----------  -----------  -----------   -----------  -----------
Increase (decrease) in net assets             21,944,923     5,653,589   12,690,034   12,868,996    15,093,922    6,681,666
Net assets at beginning of period              9,739,997     6,541,352    8,510,091    9,056,300     5,497,137    4,580,878
                                             -----------   -----------  -----------  -----------   -----------  -----------
Net assets at end of period                  $31,684,920   $12,194,941  $21,200,125  $21,925,296   $20,591,059  $11,262,544
                                             ===========   ===========  ===========  ===========   ===========  ===========
ANALYSIS OF INCREASE (DECREASE) IN
   UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
   Units sold                                    464,643       930,487    1,137,932      636,976       429,561      807,251
   Units redeemed                                (45,819)      (31,318)     (37,766)     (25,043)      (15,810)     (19,524)
   Units transferred                             444,991      (669,819)      75,275      204,965       147,784      304,211
                                             -----------   -----------  -----------  -----------   -----------  -----------
Increase (decrease) in units outstanding         863,815       229,350    1,175,441      816,898       561,535    1,091,938
Beginning units                                  323,059       338,224      638,434      391,752       213,874      621,962
                                             -----------   -----------  -----------  -----------   -----------  -----------
Ending units                                   1,186,874       567,574    1,813,875    1,208,650       775,409    1,713,900
                                             ===========   ===========  ===========  ===========   ===========  ===========
Contracts with total expenses of 1.52%:
   Units sold                                         --            --           --           --            --           --
   Units redeemed                                     --            --           --           --            --           --
   Units transferred                                  --            --           --           --            --           --
                                             -----------   -----------  -----------  -----------   -----------  -----------
Increase (decrease) in units outstanding              --            --           --           --            --           --
Beginning units                                       --            --           --           --            --           --
                                             -----------   -----------  -----------  -----------   -----------  -----------
Ending units                                          --            --           --           --            --           --
                                             ===========   ===========  ===========  ===========   ===========  ===========
Contracts with total expenses of 1.55% (1):
   Units sold                                         --            --           --           --            --           --
   Units redeemed                                     --            --           --           --            --           --
   Units transferred                                  --            --           --           --            --           --
                                             -----------   -----------  -----------  -----------   -----------  -----------
Increase (decrease) in units outstanding              --            --           --           --            --           --
Beginning units                                       --            --           --           --            --           --
                                             -----------   -----------  -----------  -----------   -----------  -----------
Ending units                                          --            --           --           --            --           --
                                             ===========   ===========  ===========  ===========   ===========  ===========
Contracts with total expenses of 1.55% (2):
   Units sold                                    145,755       199,184      127,437      140,259       112,182      127,782
   Units redeemed                                (96,249)      (50,179)     (11,543)      (5,439)       (6,337)     (11,501)
   Units transferred                              59,088      (162,433)      28,718       41,319        59,834       37,437
                                             -----------   -----------  -----------  -----------   -----------  -----------
Increase (decrease) in units outstanding         108,594       (13,428)     144,612      176,139       165,679      153,718
Beginning units                                  254,913       152,762       67,762       82,642        47,852       65,021
                                             -----------   -----------  -----------  -----------   -----------  -----------
Ending units                                     363,507       139,334      212,374      258,781       213,531      218,739
                                             ===========   ===========  ===========  ===========   ===========  ===========
Contracts with total expenses of 1.65%:
   Units sold                                    146,349       270,135      450,738      335,758       227,505      283,695
   Units redeemed                                 (6,621)      (14,999)     (37,309)     (20,635)      (18,512)     (14,426)
   Units transferred                             138,455        52,126       85,444       40,896        55,281       28,834
                                             -----------   -----------  -----------  -----------   -----------  -----------
Increase (decrease) in units outstanding         278,183       307,262      498,873      356,019       264,274      298,103
Beginning units                                  188,746        88,229      447,673      405,658       170,927      293,811
                                             -----------   -----------  -----------  -----------   -----------  -----------
Ending units                                     466,929       395,491      946,546      761,677       435,201      591,914
                                             ===========   ===========  ===========  ===========   ===========  ===========
Contracts with total expenses of 1.70% (1):
   Units sold                                         --            --           --           --            --           --
   Units redeemed                                     --            --           --           --            --           --
   Units transferred                                  --            --           --           --            --           --
                                             -----------   -----------  -----------  -----------   -----------  -----------
Increase (decrease) in units outstanding              --            --           --           --            --           --
Beginning units                                       --            --           --           --            --           --
                                             -----------   -----------  -----------  -----------   -----------  -----------
Ending units                                          --            --           --           --            --           --
                                             ===========   ===========  ===========  ===========   ===========  ===========
Contracts with total expenses of 1.70% (3):
   Units sold                                    345,816        10,119       12,576        8,854        13,070        1,726
   Units redeemed                                (10,550)      (39,327)        (765)      (7,074)         (920)      (2,522)
   Units transferred                              99,572        16,099        2,637       (1,752)        6,256        3,737
                                             -----------   -----------  -----------  -----------   -----------  -----------
Increase (decrease) in units outstanding         434,838       (13,109)      14,448           28        18,406        2,941
Beginning units                                   21,821        28,054       19,641       99,425         8,971       47,523
                                             -----------   -----------  -----------  -----------   -----------  -----------
Ending units                                     456,659        14,945       34,089       99,453        27,377       50,464
                                             ===========   ===========  ===========  ===========   ===========  ===========
Contracts With Total Expenses of 1.80%:
   Units sold                                     28,250        53,491       95,873       89,074        37,210       70,144
   Units redeemed                                (18,643)          (43)        (633)     (22,712)       (4,382)        (282)
   Units transferred                              60,493       (26,990)       3,407       16,900        26,037       (1,268)
                                             -----------   -----------  -----------  -----------   -----------  -----------
Increase (decrease) in units outstanding          70,100        26,458       98,647       83,262        58,865       68,594
Beginning units                                        0             0            0            0             0            0
                                             -----------   -----------  -----------  -----------   -----------  -----------
Ending units                                      70,100        26,458       98,647       83,262        58,865       68,594
                                             ===========   ===========  ===========  ===========   ===========  ===========
Contracts with total expenses of 1.95% (1):
   Units sold                                         --            --           --           --            --           --
   Units redeemed                                     --            --           --           --            --           --
   Units transferred                                  --            --           --           --            --           --
                                             -----------   -----------  -----------  -----------   -----------  -----------
Increase (decrease) in units outstanding              --            --           --           --            --           --
Beginning units                                       --            --           --           --            --           --
                                             -----------   -----------  -----------  -----------   -----------  -----------
Ending units                                          --            --           --           --            --           --
                                             ===========   ===========  ===========  ===========   ===========  ===========
Contracts with total expenses of 1.95% (3):
   Units sold                                     44,965        22,665        5,077        5,925        10,920        2,957
   Units redeemed                                 (7,863)       (4,249)      (1,478)     (15,218)         (155)      (2,609)
   Units transferred                              34,509       (12,467)       1,396       11,954        (2,665)       2,815
                                             -----------   -----------  -----------  -----------   -----------  -----------
Increase (decrease) in units outstanding          71,611         5,949        4,995        2,661         8,100        3,163
Beginning units                                   57,105        10,798       24,012       44,389         8,150        9,849
                                             -----------   -----------  -----------  -----------   -----------  -----------
Ending units                                     128,716        16,747       29,007       47,050        16,250       13,012
                                             ===========   ===========  ===========  ===========   ===========  ===========

(1)  Offered in Seasons Triple Elite product.

(2)  Offered in Seasons Advisor II and Seasons Select II products.

(3)  Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                   (Continued)

                                                             Allocation
                                               Allocation     Moderate       Allocation     Allocation     Strategic
                                                Moderate       Growth          Growth        Balanced     Fixed Income
                                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                             (Class 3) (4)  (Class 3) (4)  (Class 3) (4)  (Class 3) (4)  (Class 3) (4)
                                             -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $  (10,863)    $   (9,227)    $   (9,966)    $  (12,685)    $   (3,310)
   Net realized gains (losses)                    (3,209)        (1,471)       (22,931)        (2,965)          (238)
   Change in net unrealized appreciation
      (depreciation) of investments             (110,620)      (135,085)      (216,950)       (73,602)       (23,797)
                                              ----------     ----------     ----------     ----------     ----------
   Increase (decrease) in net assets
      from operations                           (124,692)      (145,783)      (249,847)       (89,252)       (27,345)
                                              ----------     ----------     ----------     ----------     ----------
From capital transactions:
      Net proceeds from units sold             8,388,332      5,677,175      6,181,673      3,918,543        812,149
      Cost of units redeemed                      (8,238)       (12,324)          (202)        (5,295)        (9,923)
      Annuity benefit payments                         0              0              0              0              0
      Net transfers                              526,296      1,739,759      1,662,388      4,155,270      1,845,195
      Contract maintenance charge                    (14)           (56)            (7)             0            (18)
                                              ----------     ----------     ----------     ----------     ----------
   Increase (decrease) in net assets from
      capital transactions                     8,906,376      7,404,554      7,843,852      8,068,518      2,647,403
                                              ----------     ----------     ----------     ----------     ----------
Increase (decrease) in net assets              8,781,684      7,258,771      7,594,005      7,979,266      2,620,058
Net assets at beginning of period                      0              0              0              0              0
                                              ----------     ----------     ----------     ----------     ----------
Net assets at end of period                   $8,781,684     $7,258,771     $7,594,005     $7,979,266     $2,620,058
                                              ==========     ==========     ==========     ==========     ==========
ANALYSIS OF INCREASE (DECREASE) IN
   UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
   Units sold                                    268,182        252,300        214,441         33,755         12,507
   Units redeemed                                      0              0             (7)          (544)          (141)
   Units transferred                              11,983         47,210         30,781        386,848         34,639
                                              ----------     ----------     ----------     ----------     ----------
Increase (decrease) in units outstanding         280,165        299,510        245,215        420,059         47,005
Beginning units                                        0              0              0              0              0
                                              ----------     ----------     ----------     ----------     ----------
Ending units                                     280,165        299,510        245,215        420,059         47,005
                                              ==========     ==========     ==========     ==========     ==========
Contracts with total expenses of 1.52%:
   Units sold                                         --             --             --             --             --
   Units redeemed                                     --             --             --             --             --
   Units transferred                                  --             --             --             --             --
                                              ----------     ----------     ----------     ----------     ----------
Increase (decrease) in units outstanding              --             --             --             --             --
Beginning units                                       --             --             --             --             --
                                              ----------     ----------     ----------     ----------     ----------
Ending units                                          --             --             --             --             --
                                              ==========     ==========     ==========     ==========     ==========
Contracts with total expenses of 1.55% (1):
   Units sold                                     92,194        103,014        100,582        119,488          2,509
   Units redeemed                                     (5)            (7)             0              0            (54)
   Units transferred                              20,095         23,655         48,762              0         17,726
                                              ----------     ----------     ----------     ----------     ----------
Increase (decrease) in units outstanding         112,284        126,662        149,344        119,488         20,181
Beginning units                                        0              0              0              0              0
                                              ----------     ----------     ----------     ----------     ----------
Ending units                                     112,284        126,662        149,344        119,488         20,181
                                              ==========     ==========     ==========     ==========     ==========
Contracts with total expenses of 1.55% (2):
   Units sold                                    149,474        123,651        136,185        147,909         33,041
   Units redeemed                                    (31)             0              0              0            (82)
   Units transferred                             (28,004)        25,098         57,896            491         17,815
                                              ----------     ----------     ----------     ----------     ----------
Increase (decrease) in units outstanding         121,439        148,749        194,081        148,400         50,774
Beginning units                                        0              0              0              0              0
                                              ----------     ----------     ----------     ----------     ----------
Ending units                                     121,439        148,749        194,081        148,400         50,774
                                              ==========     ==========     ==========     ==========     ==========
Contracts with total expenses of 1.65%:
   Units sold                                    111,289         13,734         13,101            597              0
   Units redeemed                                      0             (4)           (13)             0             (2)
   Units transferred                              26,514          5,346         24,035             24         70,285
                                              ----------     ----------     ----------     ----------     ----------
Increase (decrease) in units outstanding         137,803         19,076         37,123            621         70,283
Beginning units                                        0              0              0              0              0
                                              ----------     ----------     ----------     ----------     ----------
Ending units                                     137,803         19,076         37,123            621         70,283
                                              ==========     ==========     ==========     ==========     ==========
Contracts with total expenses of 1.70% (1):
   Units sold                                    193,185         35,863        115,646         28,843            246
   Units redeemed                                    (28)           (47)            (1)             0           (119)
   Units transferred                               1,015         44,294          1,093          9,059          2,379
                                              ----------     ----------     ----------     ----------     ----------
Increase (decrease) in units outstanding         194,172         80,110        116,738         37,902          2,506
Beginning units                                        0              0              0              0              0
                                              ----------     ----------     ----------     ----------     ----------
Ending units                                     194,172         80,110        116,738         37,902          2,506
                                              ==========     ==========     ==========     ==========     ==========
Contracts with total expenses of 1.70% (3):
   Units sold                                     18,213         23,657              0            506         31,630
   Units redeemed                                      0            (38)             0              0            (39)
   Units transferred                                  59             90             25             24            274
                                              ----------     ----------     ----------     ----------     ----------
Increase (decrease) in units outstanding          18,272         23,709             25            530         31,865
Beginning units                                        0              0              0              0              0
                                              ----------     ----------     ----------     ----------     ----------
Ending units                                      18,272         23,709             25            530         31,865
                                              ==========     ==========     ==========     ==========     ==========
Contracts With Total Expenses of 1.80%:
   Units sold                                     21,760         26,187         16,224          5,585             25
   Units redeemed                                      0              0              0              0              0
   Units transferred                               8,167          5,116          3,504          2,162         12,636
                                              ----------     ----------     ----------     ----------     ----------
Increase (decrease) in units outstanding          29,927         31,303         19,728          7,747         12,661
Beginning units                                        0              0              0              0              0
                                              ----------     ----------     ----------     ----------     ----------
Ending units                                      29,927         31,303         19,728          7,747         12,661
                                              ==========     ==========     ==========     ==========     ==========
Contracts with total expenses of 1.95% (1):
   Units sold                                         25            806         27,765             25            295
   Units redeemed                                      0              0              0              0              0
   Units transferred                               2,924          7,695          3,272         20,179         19,968
                                              ----------     ----------     ----------     ----------     ----------
Increase (decrease) in units outstanding           2,949          8,501         31,037         20,204         20,263
Beginning units                                        0              0              0              0              0
                                              ----------     ----------     ----------     ----------     ----------
Ending units                                       2,949          8,501         31,037         20,204         20,263
                                              ==========     ==========     ==========     ==========     ==========
Contracts with total expenses of 1.95% (3):
   Units sold                                          0              0              0         63,712          2,713
   Units redeemed                                   (776)        (1,162)             0              0           (589)
   Units transferred                              10,231         16,934             21             21         13,423
                                              ----------     ----------     ----------     ----------     ----------
Increase (decrease) in units outstanding           9,455         15,772             21         63,733         15,547
Beginning units                                        0              0              0              0              0
                                              ----------     ----------     ----------     ----------     ----------
Ending units                                       9,455         15,772             21         63,733         15,547
                                              ==========     ==========     ==========     ==========     ==========

(1)  Offered in Seasons Triple Elite product.

(2)  Offered in Seasons Advisor II and Seasons Select II products.

(3)  Offered in Seasons Advisor II product.

(4)  For the period from February 14, 2005 (inception) to April 30, 2005.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     Variable Annuity Account Five of AIG SunAmerica Life Assurance Company (the "Separate Account") is an investment account of AIG SunAmerica Life Assurance Company, (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Separate Account offers the following variable annuity products:
     Seasons, Seasons Select, Seasons Select II, Seasons Advisor, Seasons Triple Elite and Seasons Advisor II.

     The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

     The Separate Account is composed of a total of 41 variable portfolios and 12 variable strategies of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: four Class 1, four Class 2 and four Class 3 multi-managed variable investment strategies (the "Strategies"), nine Class 1, nine Class 2 and fourteen Class 3 variable portfolios (the "Select Portfolios"), and one Class 1, four Class 2 and four Class 3 focused portfolios (the "Focused Portfolios"), each with a distinct investment objective. The Strategies are comprised of Growth, Moderate Growth, Balanced Growth, and Conservative Growth. Each strategy invests in the shares of a designated multi-managed portfolio of the Seasons Series Trust (the "Trust") and in two other portfolios of the Trust. Each of the Select Portfolios and the Focused Portfolios is invested solely in the shares of a designated portfolio of the Trust. The Trust is a diversified, open-end, affiliated investment company, which retains an investment advisor to assist in its investment activities. The contract holder may elect to have payments allocated to any of seven guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The products offer investments in different classes of shares of the portfolios of the Trust. The primary difference between the classes is Class 2 and Class 3 shares are subject to 12b-1 fees of 0.15% and 0.25%, respectively, of each classes' average daily net assets, while Class 1 shares are not subject to 12b-1 fees. The financial statements include balances allocated by the participant to the Strategies, Select Portfolios and Focused Portfolios and do not include balances allocated to the General Account.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trust as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trust are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

     FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

     USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect amounts reported therein. Actual results could differ from these estimates.

     RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments.

     At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the Company.

     Annuity reserves are calculated according to the Annuity 2000 Mortality Table, the 1971 Individual Annuity Mortality Table, and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   CHARGES AND DEDUCTIONS

     Charges and deductions are applied against the current value of the Separate Account and are paid as follows.

     WITHDRAWAL CHARGE: In the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the contracts, with a maximum charge of either 7% or 9% (applicable to contracts with the Seasons Rewards) of any amount withdrawn that exceeds the free withdrawal amount. Withdrawal charges are recorded as redemptions in the accompanying Statement of Charges in Net Assets.

     CONTRACT MAINTENANCE CHARGE: An annual contract maintenance fee of $35 ($30 in North Dakota) is charged against certain contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal.

     MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, computed on a daily basis. The total annual rate of the net asset value of each Strategy/Select Portfolio/Focused Portfolio, depending on the benefit options elected for each product, is as follows:
     Seasons 1.25%, Seasons Select 1.25% or 1.37%, Seasons Select II 1.25%, 1.40%, 1.45% or 1.65%, Seasons Advisor 1.25% or 1.50%, Seasons Triple Elite 1.40%, 1.55% or 1.80% and Seasons Advisor II 1.40%, 1.55% or 1.80%. The
     mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

     DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each Strategy/Select Portfolio/Focused Portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. If this charge is not enough to cover the cost of distributing the contract, the Company will bear the loss.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   CHARGES AND DEDUCTIONS(continued)

     TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

     INCOME PROTECTOR FEE: The optional Income Protector Program, offered with certain contracts, provides a guaranteed fixed minimum retirement income upon annuitization. The fee is 0.10% of the Income Benefit Base, deducted annually from the contract value, and is recorded as redemption in the accompanying Statement of Changes in Net Assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees and charges.

     SEASONS PROMISE FEE: The optional Seasons Promise Program offered in Seasons Select II and Seasons Triple Elite, provides a guaranteed minimum contract value at the end of an applicable waiting period. The fee ranges up to 0.65% of the contract value less purchase payments received after the 90th day from the contract issue date. The fee is deducted quarterly from the contract value during the waiting period, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

     MARKET LOCK AND INCOME REWARDS FEE: The optional Market Lock and Income Rewards features, offered in Seasons Select II and Seasons Triple Elite, provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The annual fee for Market Lock is 0.65% and for Income Rewards is 0.65% in years 0-7 and 0.45% in years 8-10, of the Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Maximum Anniversary Value Benefit Base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals.

     PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. The rate will range up to 3.5%. Some states assess premium taxes at the time purchase payments are made; whereas some states assess premium taxes at the time annuity payments begin or at the time of surrender. There are certain states that do not assess premium taxes. The Company currently deducts premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   CHARGES AND DEDUCTIONS(continued)

     SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

4.   PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of the Trust's shares acquired and the aggregate proceeds from shares sold during the year ended April 30, 2006 consist of the following:

                                                           Cost of Shares   Proceeds from
Variable Accounts                                             Acquired       Shares Sold
-----------------                                          --------------   -------------
Multi-Managed Growth Portfolio (Class 1)                     $ 1,366,961     $14,165,850
Multi-Managed Moderate Growth Portfolio (Class 1)              2,786,458      15,011,126
Multi-Managed Income/Equity Portfolio (Class 1)                2,856,878      12,392,058
Multi-Managed Income Portfolio (Class 1)                       3,433,014      11,971,996
Asset Allocation: Diversified Growth Portfolio (Class 1)       4,429,876      27,025,798
Stock Portfolio (Class 1)                                      2,072,931      22,248,557
Large Cap Growth Portfolio (Class 1)                           1,234,163       4,644,092
Large Cap Composite Portfolio (Class 1)                          241,925       1,360,406
Large Cap Value Portfolio (Class 1)                            2,223,150       2,785,415
Mid Cap Growth Portfolio (Class 1)                             1,268,509       2,744,785
Mid Cap Value Portfolio (Class 1)                              3,451,087       3,543,143
Small Cap Portfolio (Class 1)                                  4,139,458       5,058,692
International Equity Portfolio (Class 1)                       2,992,181       1,477,358
Diversified Fixed Income Portfolio (Class 1)                   2,221,777       3,784,942
Cash Management Portfolio (Class 1)                            5,849,889       3,524,773
Focus Growth Portfolio (Class 1)                               1,437,942       1,223,681
Multi-Managed Growth Portfolio (Class 2)                       9,733,841      14,150,367
Multi-Managed Moderate Growth Portfolio (Class 2)             17,178,729      21,450,702
Multi-Managed Income/Equity Portfolio (Class 2)               16,461,613      22,310,200
Multi-Managed Income Portfolio (Class 2)                      14,814,575      25,272,971
Asset Allocation: Diversified Growth Portfolio (Class 2)      23,987,860      45,423,252
Stock Portfolio (Class 2)                                     15,716,233      36,010,393

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                           Cost of Shares   Proceeds from
Variable Accounts                                             Acquired       Shares Sold
-----------------                                          --------------   -------------
Large Cap Growth Portfolio (Class 2)                         $20,241,954     $16,366,892
Large Cap Composite Portfolio (Class 2)                        4,406,694       5,091,173
Large Cap Value Portfolio (Class 2)                           15,640,667      19,647,052
Mid Cap Growth Portfolio (Class 2)                            21,882,092      15,807,981
Mid Cap Value Portfolio (Class 2)                             26,125,239      26,765,323
Small Cap Portfolio (Class 2)                                 24,001,745      19,824,816
International Equity Portfolio (Class 2)                      34,287,690      18,948,698
Diversified Fixed Income Portfolio (Class 2)                  20,049,175      34,524,151
Cash Management Portfolio (Class 2)                           48,532,955      64,807,889
Focus Growth Portfolio (Class 2)                               9,149,146      14,703,654
Focus Growth and Income Portfolio (Class 2)                    8,746,140      14,421,915
Focus Value Portfolio (Class 2)                               15,682,309      15,556,830
Focus TechNet Portfolio (Class 2)                             13,825,267      13,032,628
Multi-Managed Growth Portfolio (Class 3)                       9,395,020       1,956,388
Multi-Managed Moderate Growth Portfolio (Class 3)             17,942,892       5,400,174
Multi-Managed Income/Equity Portfolio (Class 3)               13,173,924       5,867,376
Multi-Managed Income Portfolio (Class 3)                       8,496,626       4,651,707
Asset Allocation: Diversified Growth Portfolio (Class 3)      21,495,069      10,526,316
Stock Portfolio (Class 3)                                     16,535,133       8,242,681
Large Cap Growth Portfolio (Class 3)                          13,048,379       3,912,804
Large Cap Composite Portfolio (Class 3)                        4,373,243       1,747,263
Large Cap Value Portfolio (Class 3)                           14,755,343       5,493,066
Mid Cap Growth Portfolio (Class 3)                            14,893,681       5,095,266
Mid Cap Value Portfolio (Class 3)                             19,562,625       6,843,973
Small Cap Portfolio (Class 3)                                 12,791,744       5,229,218
International Equity Portfolio (Class 3)                      18,640,205       6,689,723
Diversified Fixed Income Portfolio (Class 3)                  18,993,685      14,324,117
Cash Management Portfolio (Class 3)                           23,436,844      22,523,477
Focus Growth Portfolio (Class 3)                               8,908,468       3,820,116
Focus Growth and Income Portfolio (Class 3)                    8,660,800       6,250,654

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                           Cost of Shares   Proceeds from
Variable Accounts                                             Acquired        Shares Sold
-----------------                                          --------------   --------------
Focus Value Portfolio (Class 3)                             $ 10,681,026      $ 4,042,451
Focus TechNet Portfolio (Class 3)                              7,274,519        3,015,625
Allocation Moderate Portfolio (Class 3)                       91,376,998       28,961,229
Allocation Moderate Growth Portfolio (Class 3)               126,464,219       30,457,866
Allocation Growth Portfolio (Class 3)                         80,653,427       23,629,306
Allocation Balanced Portfolio (Class 3)                       59,245,781       27,460,470
Strategic Fixed Income Portfolio (Class 3)                    11,057,640        3,840,999

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES

     A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended April 30, 2006, 2005, 2004, 2003 and 2002, follows:

                       At April 30                             For the Year Ended April 30
       ------------------------------------------   -------------------------------------------------
                    Unit Fair Value                  Expense Ratio   Investment
                       Lowest to       Net Assets       Lowest         Income     Total Return Lowest
Year      Units     Highest ($) (7)       ($)       to Highest (1)    Ratio (2)      to Highest (3)
----   ----------   ---------------   -----------   --------------   ----------   -------------------
Growth Strategy (Class 1)
2006    4,675,056    17.97 to 18.12    84,712,002   1.40% to 1.52%      0.84%       15.10% to  15.24%
2005    6,154,039    15.61 to 15.73    96,764,870   1.40% to 1.52%      0.57%        4.96% to   5.09%
2004    7,772,716    14.87 to 14.96   116,291,111   1.40% to 1.52%      0.81%       17.04% to  17.18%
2003    8,388,728    12.71 to 12.77   107,107,897   1.40% to 1.52%      1.10%      -11.41% to -11.30%
2002   10,908,140    14.34 to 14.40   157,031,366   1.40% to 1.52%      3.18%      -15.71% to -15.61%

Moderate Growth Strategy (Class 1)
2006    5,436,102    17.38 to 17.52    95,240,911   1.40% to 1.52%      1.15%       13.06% to  13.19%
2005    6,839,418    15.37 to 15.48   105,864,120   1.40% to 1.52%      0.87%        4.45% to   4.58%
2004    8,455,950    14.71 to 14.80   125,160,639   1.40% to 1.52%      1.15%       14.75% to  14.89%
2003    9,209,776    12.82 to 12.88   118,653,181   1.40% to 1.52%      1.43%       -9.35% to  -9.24%
2002   11,717,719    14.15 to 14.20   166,340,750   1.40% to 1.52%      4.38%      -13.00% to -12.89%

Balanced Growth Strategy (Class 1)
2006    4,260,545    16.49 to 16.63    70,850,352   1.40% to 1.52%      1.70%        9.61% to   9.75%
2005    5,514,875    15.05 to 15.16    83,566,913   1.40% to 1.52%      1.36%        4.61% to   4.73%
2004    6,719,426    14.38 to 14.47    97,222,088   1.40% to 1.52%      1.53%       11.84% to  11.97%
2003    7,403,724    12.86 to 12.92    95,672,898   1.40% to 1.52%      1.77%       -5.99% to  -5.88%
2002    8,709,189    13.68 to 13.73   119,574,001   1.40% to 1.52%      6.57%       -8.48% to  -8.37%

Conservative Growth Strategy (Class 1)
2006    3,174,845    15.88 to 16.02    50,839,602   1.40% to 1.52%      2.25%        7.26% to   7.39%
2005    4,265,494    14.81 to 14.92    63,608,233   1.40% to 1.52%      1.81%        4.21% to   4.33%
2004    5,093,757    14.21 to 14.30    72,807,120   1.40% to 1.52%      1.98%        9.23% to   9.37%
2003    5,702,169    13.01 to 13.07    74,525,952   1.40% to 1.52%      2.08%       -2.90% to  -2.78%
2002    6,350,294    13.39 to 13.44    85,371,281   1.40% to 1.52%     10.18%       -5.01% to  -4.90%

Large Cap Growth Portfolio (Class 1)
2006    1,209,698     8.68 to  9.66    11,603,801   1.40% to 1.52%      0.33%       14.26% to  14.40%
2005    1,558,414     7.60 to  8.44    13,076,343   1.40% to 1.52%      0.00%        3.55% to   3.68%
2004    1,832,151     7.34 to  8.14    14,801,993   1.40% to 1.52%      0.00%       19.05% to  19.20%
2003    1,955,050     6.16 to  6.83    13,238,748   1.40% to 1.52%      0.00%      -14.15% to -14.04%
2002    2,480,659     7.18 to  7.95    19,546,687   1.40% to 1.52%      0.00%      -21.62% to -21.52%

Large Cap Composite Portfolio (Class 1)
2006      359,661     9.52 to 10.40     3,730,227   1.40% to 1.52%      0.70%       12.54% to  12.68%
2005      469,827     8.46 to  9.23     4,328,593   1.40% to 1.52%      0.22%        4.09% to   4.22%
2004      554,166     8.13 to  8.86     4,898,313   1.40% to 1.52%      0.19%       18.48% to  18.62%
2003      604,695     6.86 to  7.47     4,502,484   1.40% to 1.52%      0.34%      -15.98% to -15.88%
2002      694,260     8.16 to  8.88     6,145,402   1.40% to 1.52%      0.03%      -14.97% to -14.86%

Large Cap Value Portfolio (Class 1)
2006    1,069,572    13.88 to 14.57    15,556,159   1.40% to 1.52%      0.93%       15.44% to  15.58%
2005    1,112,414    12.02 to 12.60    14,000,876   1.40% to 1.52%      0.78%        7.48% to   7.61%
2004    1,184,464    11.18 to 11.71    13,848,855   1.40% to 1.52%      0.85%       23.56% to  23.71%
2003    1,223,417     9.05 to  9.47    11,563,105   1.40% to 1.52%      0.30%      -16.47% to -16.37%
2002    1,523,447    10.84 to 11.32    17,218,760   1.40% to 1.52%      0.54%       -8.53% to  -8.42%

Mid Cap Growth Portfolio (Class 1)
2006      826,124    16.77 to 18.35    15,069,917   1.40% to 1.52%      0.00%       30.19% to  30.35%
2005      934,224    12.88 to 14.08    13,073,202   1.40% to 1.52%      0.00%        1.75% to   1.87%
2004    1,069,700    12.66 to 13.82    14,699,391   1.40% to 1.52%      0.00%       34.27% to  34.43%
2003    1,117,955     9.43 to 10.28    11,426,013   1.40% to 1.52%      0.00%      -15.93% to -15.83%
2002    1,472,485    11.21 to 12.21    17,888,985   1.40% to 1.52%      0.00%      -10.98% to -10.87%

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                       At April 30                             For the Year Ended April 30
       ------------------------------------------   -------------------------------------------------
                    Unit Fair Value                  Expense Ratio   Investment
                       Lowest to       Net Assets       Lowest         Income     Total Return Lowest
Year      Units     Highest ($) (7)       ($)       to Highest (1)    Ratio (2)      to Highest (3)
----   ----------   ---------------   -----------   --------------   ----------   -------------------
Mid Cap Value Portfolio (Class 1)
2006      724,987   23.37 to 23.87     17,291,562   1.40% to 1.52%      0.61%       19.76% to  19.91%
2005      766,979   19.51 to 19.91     15,254,845   1.40% to 1.52%      0.42%       14.62% to  14.76%
2004      784,173   17.02 to 17.35     13,592,602   1.40% to 1.52%      0.71%       31.22% to  31.38%
2003      834,622   12.97 to 13.20     11,011,900   1.40% to 1.52%      0.20%      -15.80% to -15.69%
2002    1,101,922   15.41 to 15.66     17,237,519   1.40% to 1.52%      0.70%       10.07% to  10.20%

Small Cap Portfolio (Class 1)
2006      815,332   12.42 to 12.99     10,567,275   1.40% to 1.52%      0.00%       24.42% to  24.57%
2005      874,189    9.98 to 10.42      9,092,797   1.40% to 1.52%      0.00%       -0.27% to  -0.14%
2004    1,048,562   10.01 to 10.44     10,920,489   1.40% to 1.52%      0.00%       28.41% to  28.57%
2003    1,068,628    7.80 to  8.12      8,656,121   1.40% to 1.52%      0.00%      -22.59% to -22.50%
2002    1,348,181   10.07 to 10.48     14,095,807   1.40% to 1.52%      0.00%       -6.64% to  -6.52%

International Equity Portfolio (Class 1)
2006    1,136,838   10.67 to 11.51     13,037,757   1.40% to 1.52%      0.50%       32.68% to  32.84%
2005    1,000,040    8.04 to  8.66      8,630,369   1.40% to 1.52%      1.22%       10.01% to  10.14%
2004    1,000,273    7.31 to  7.86      7,843,631   1.40% to 1.52%      1.00%       34.15% to  34.31%
2003      990,752    5.45 to  5.85      5,783,950   1.40% to 1.52%      0.42%      -24.84% to -24.75%
2002    1,166,987    7.25 to  7.78      9,048,213   1.40% to 1.52%      0.00%      -19.13% to -19.04%

Diversified Fixed Income Portfolio (Class 1)
2006      838,257   11.66 to 11.91      9,967,288   1.40% to 1.52%      3.07%       -1.83% to  -1.71%
2005      986,652   11.88 to 12.11     11,941,602   1.40% to 1.52%      3.02%        3.08% to   3.20%
2004    1,056,123   11.53 to 11.74     12,385,587   1.40% to 1.52%      2.45%       -0.42% to  -0.30%
2003    1,489,314   11.57 to 11.77     17,520,349   1.40% to 1.52%      0.48%        7.55% to   7.68%
2002    1,411,919   10.76 to 10.93     15,426,164   1.40% to 1.52%      3.00%        3.26% to   3.39%

Cash Management Portfolio (Class 1)
2006      617,132   10.74 to 10.85      6,695,478   1.40% to 1.52%      1.08%        1.76% to   1.91%
2005      401,782   10.56 to 10.65      4,277,354   1.40% to 1.52%      0.27%       -0.38% to  -0.25%
2004      303,221   10.60 to 10.67      3,235,873   1.40% to 1.52%      0.81%       -1.23% to  -1.09%
2003      547,327   10.73 to 10.79      5,904,008   1.40% to 1.52%      1.32%       -0.75% to  -0.61%
2002      531,352   10.81 to 10.86      5,766,910   1.40% to 1.52%      0.64%        0.60% to   0.71%

Focus Growth Portfolio (Class 1)
2006      958,186    7.66 to  8.18      7,824,198   1.40% to 1.52%      0.00%       19.41% to  19.55%
2005      923,917    6.42 to  6.84      6,310,171   1.40% to 1.52%      0.00%       -4.68% to  -4.56%
2004    1,101,057    6.73 to  7.17      7,873,424   1.40% to 1.52%      0.00%       27.97% to  28.12%
2003    1,099,996    5.26 to  5.60      6,135,879   1.40% to 1.52%      0.00%      -15.11% to -15.00%
2002    1,173,483    6.20 to  6.58      7,699,685   1.40% to 1.52%      0.00%      -14.01% to -13.90%

Growth Strategy (Class 2)
2006    9,362,205   17.69 to 17.96(8) 166,864,108   1.40% to 1.95%      0.72%       14.44% to  15.07%
2005    9,835,559   15.46 to 15.61(8) 152,584,844   1.40% to 1.95%      0.47%        4.36% to   4.93%
2004   10,609,338   14.82 to 14.88(8) 157,034,208   1.40% to 1.95%      0.72%       16.37% to  17.01%
2003    8,295,545   12.64 to 12.81    105,045,110   1.40% to 1.95%      1.10%      -12.01% to -11.43%
2002    6,910,595   14.30 to 14.48     98,937,250   1.40% to 1.95%      1.19%      -15.96% to  -4.75%(5)

Moderate Growth Strategy (Class 2)
2006   18,809,158   16.95 to 17.38    323,750,865   1.40% to 1.95%      1.04%       12.40% to  13.02%
2005   19,474,266   15.08 to 15.37    297,104,115   1.40% to 1.95%      0.78%        3.85% to   4.42%
2004   19,965,290   14.52 to 14.72    292,196,592   1.40% to 1.95%      1.07%       14.09% to  14.72%
2003   15,373,923   12.73 to 12.83    196,419,224   1.40% to 1.95%      1.49%       -9.89% to  -9.40%
2002   10,962,655   14.11 to 14.16    154,852,713   1.40% to 1.95%      1.57%      -13.25% to  -4.51%(5)

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (Continued)

                       At April 30                                  For the Year Ended April 30
       --------------------------------------------   -------------------------------------------------------
                    Unit Fair Value                   Expense Ratio    Investment         Total Return
                       Lowest to         Net Assets       Lowest         Income             Lowest to
Year      Units     Highest ($) (7)         ($)       to Highest (1)    Ratio (2)          Highest (3)
----   ----------   ---------------     -----------   --------------   ----------   -------------------------
Balanced Growth Strategy (Class 2)
2006   16,691,709    16.13 to 16.49     272,827,560   1.40% to 1.95%      1.60%        8.98%    to   9.58%
2005   17,959,634    14.80 to 15.05     268,333,908   1.40% to 1.95%      1.26%        4.00%    to   4.57%
2004   18,767,867    14.23 to 14.39     268,615,260   1.40% to 1.95%      1.48%       11.20%    to  11.81%
2003   14,002,893    12.79 to 12.87     179,524,903   1.40% to 1.95%      1.79%       -6.55%    to  -6.03%
2002    9,013,774    13.64 to 13.70     123,147,411   1.40% to 1.95%      1.97%       -8.77%    to  -3.25%(5)

Conservative Growth Strategy (Class 2)
2006   11,328,500    15.66 to 15.88(8)  178,433,039   1.40% to 1.95%      2.11%        6.64%    to   7.23%
2005   13,019,391    14.68 to 14.81(8)  191,535,454   1.40% to 1.95%      1.70%        3.61%    to   4.18%
2004   13,601,996    14.17 to 14.21(8)  192,367,449   1.40% to 1.95%      1.92%        8.61%    to   9.21%
2003   11,312,263    12.93 to 13.11     146,699,325   1.40% to 1.95%      2.13%       -3.46%    to  -2.94%
2002    6,071,979    13.35 to 13.53      81,208,456   1.40% to 1.95%      2.47%       -5.31%    to  -0.98%(5)

Large Cap Growth Portfolio (Class 2)
2006    9,613,326     9.37 to 9.58       91,255,815   1.40% to 1.95%      0.20%       13.61%    to  14.23%
2005    9,062,550     8.25 to 8.39       75,431,698   1.40% to 1.95%      0.00%        2.97%    to   3.53%
2004    8,958,148     8.01 to 8.10       72,131,748   1.40% to 1.95%      0.00%       18.37%    to  19.02%
2003    6,679,182     6.77 to 6.81       45,250,524   1.40% to 1.95%      0.00%      -14.64%    to -14.18%
2002    4,680,882     7.90 to 7.95       37,007,912   1.40% to 1.95%      0.00%      -21.84%    to  -9.76%(5)

Large Cap Composite Portfolio (Class 2)
2006    3,076,368    10.12 to 10.32      31,480,171   1.40% to 1.95%      0.58%       11.89%    to  12.51%
2005    3,116,579     9.04 to  9.17(8)   28,390,627   1.40% to 1.95%      0.10%        3.50%    to   4.06%
2004    3,143,934     8.74 to  8.81(8)   27,564,090   1.40% to 1.95%      0.07%       17.80%    to  18.45%
2003    2,472,403     7.39 to  7.45      18,323,498   1.40% to 1.95%      0.20%      -16.46%    to -16.00%
2002    1,735,375     8.82 to  8.88      15,328,272   1.40% to 1.95%      0.00%      -15.19%    to  -5.80%(5)

Large Cap Value Portfolio (Class 2)
2006    8,371,478    13.76 to 14.45     119,267,820   1.40% to 1.95%      0.80%       14.78%    to  15.41%
2005    8,662,073    11.99 to 12.52     107,244,514   1.40% to 1.95%      0.68%        6.87%    to   7.45%
2004    7,891,730    11.22 to 11.65      91,234,932   1.40% to 1.95%      0.75%       22.85%    to  23.52%
2003    6,106,189     9.13 to  9.43      57,267,796   1.40% to 1.95%      0.27%      -16.95%    to -16.50%
2002    4,675,294    11.00 to 11.30      52,651,828   1.40% to 1.95%      0.43%       -8.79%    to  -5.42%(5)

Mid Cap Growth Portfolio (Class 2)
2006    5,413,912    17.89 to 18.20      97,719,057   1.40% to 1.95%      0.00%       29.44%    to  30.15%
2005    5,145,797    13.82 to 13.78(8)   71,468,422   1.40% to 1.95%      0.00%        1.17%    to   1.72%
2004    5,124,765    13.66 to 13.75(8)   70,053,839   1.40% to 1.95%      0.00%       33.50%    to  34.23%
2003    3,521,157    10.18 to 10.28      35,910,398   1.40% to 1.95%      0.00%      -16.40%    to -15.95%
2002    2,843,909    12.14 to 12.25      34,553,224   1.40% to 1.95%      0.00%      -11.22%    to  -1.75%(5)

Mid Cap Value Portfolio (Class 2)
2006    5,401,784    21.84 to 23.68     125,363,809   1.40% to 1.95%      0.46%       19.07%    to  19.73%
2005    5,691,824    18.34 to 19.78     110,814,485   1.40% to 1.95%      0.32%       13.96%    to  14.59%
2004    4,849,209    16.10 to 17.26      82,845,283   1.40% to 1.95%      0.60%       30.47%    to  31.19%
2003    3,753,592    12.34 to 13.16      49,036,878   1.40% to 1.95%      0.16%      -16.27%    to -15.82%
2002    3,225,649    14.73 to 15.63      50,248,919   1.40% to 1.95%      0.59%        2.88%(5) to  10.04%

Small Cap Portfolio (Class 2)
2006    6,471,911    12.63 to 12.88      82,694,327   1.40% to 1.95%      0.00%       23.70%    to  24.38%
2005    6,102,359    10.21 to 10.36(8)   62,783,384   1.40% to 1.95%      0.00%       -0.84%    to  -0.29%
2004    5,957,810    10.30 to 10.39(8)   61,539,737   1.40% to 1.95%      0.00%       27.67%    to  28.37%
2003    3,845,782     8.04 to  8.12      30,985,906   1.40% to 1.95%      0.00%      -23.03%    to -22.61%
2002    2,996,292    10.42 to 10.51      31,232,150   1.40% to 1.95%      0.00%       -6.89%    to   2.01%(5)

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (Continued)

                       At April 30                                  For the Year Ended April 30
       --------------------------------------------   --------------------------------------------------------
                    Unit Fair Value                   Expense Ratio    Investment          Total Return
                       Lowest to         Net Assets       Lowest         Income             Lowest to
Year      Units     Highest ($) (7)         ($)       to Highest (1)    Ratio (2)          Highest (3)
----   ----------   ---------------     -----------   --------------   ----------   --------------------------
International Equity Portfolio (Class 2)
2006   11,388,257    11.20 to 11.40     128,870,052   1.40% to 1.95%      0.38%        31.92%    to  32.64%
2005    9,957,879     8.49 to  8.60(8)   85,111,831   1.40% to 1.95%      1.10%         9.38%    to   9.98%
2004    7,613,301     7.76 to  7.82(8)   59,260,099   1.40% to 1.95%      0.88%        33.38%    to  34.10%
2003    5,179,868     5.80 to  5.83      30,120,703   1.40% to 1.95%      0.23%       -25.25%    to -24.96%
2002    2,956,184     7.74 to  7.79      22,913,462   1.40% to 1.95%      0.00%       -19.32%    to  -1.39%(5)

Diversified Fixed Income Portfolio (Class 2)
2006    9,069,350    11.25 to 11.81     105,605,696   1.40% to 1.95%      2.97%        -2.40%    to  -1.86%
2005   10,457,794    11.53 to 12.04     124,451,319   1.40% to 1.95%      2.94%         2.49%    to   3.05%
2004   11,202,717    11.25 to 11.68     129,845,199   1.40% to 1.95%      2.22%        -0.99%    to  -0.45%
2003   12,205,305    11.36 to 11.73     142,395,670   1.40% to 1.95%      0.47%         6.97%    to   7.52%
2002    4,759,508    10.62 to 10.91      51,800,174   1.40% to 1.95%      3.18%        -1.36%(5) to   3.24%

Cash Management Portfolio (Class 2)
2006    3,669,725    10.52 to 10.76      39,177,156   1.40% to 1.95%      0.89%         1.19%    to   1.75%
2005    5,187,723    10.40 to 10.58      54,495,028   1.40% to 1.95%      0.17%        -0.94%    to  -0.40%
2004    4,648,052    10.50 to 10.62      49,137,559   1.40% to 1.95%      0.62%        -1.78%    to  -1.24%
2003    4,668,834    10.68 to 10.76      50,041,649   1.40% to 1.95%      1.30%        -1.28%    to  -0.76%
2002    2,950,078    10.79 to 10.86      31,893,473   1.40% to 1.95%      0.62%        -0.25 (5) to   0.57%

Focus Growth Portfolio (Class 2)
2006    8,934,171     7.94 to  8.12      71,917,928   1.40% to 1.95%      0.00%        18.72%    to  19.37%
2005    9,539,037     6.69 to  6.80(8)   64,423,382   1.40% to 1.95%      0.00%        -5.22%    to  -4.70%
2004    9,361,514     7.06 to  7.13(8)   66,439,046   1.40% to 1.95%      0.00%        27.24%    to  27.94%
2003    6,602,801     5.54 to  5.59      36,675,271   1.40% to 1.95%      0.00%       -15.59%    to -15.13%
2002    5,145,160     6.55 to  6.59      33,702,315   1.40% to 1.95%      0.00%       -14.25%    to  -4.46%(5)

Focus Growth and Income Portfolio (Class 2)
2006    4,767,365    10.27 to 10.53(8)   48,653,637   1.40% to 1.95%      0.21%        14.99%    to  15.62%
2005    5,289,872     8.93 to  9.10(8)   46,705,858   1.40% to 1.95%      0.00%         0.11%    to   0.66%
2004    5,668,168     8.92 to  9.04(8)   49,667,898   1.40% to 1.95%      0.00%        20.45%    to  21.12%
2003    3,072,999     7.10 to  7.47      22,237,737   1.40% to 1.95%      0.00%       -13.01%    to -12.53%
2002    1,679,285     8.14 to  8.55      13,818,473   1.40% to 1.95%      0.05%        -8.96%    to   2.02%(5)

Focus Value Portfolio (Class 2)
2006    4,617,687    15.70 to 16.18      74,141,163   1.40% to 1.95%      0.07%        18.51%    to  19.16%
2005    4,729,943    13.25 to 13.58      63,830,283   1.40% to 1.95%      0.67%         9.95%    to  10.55%
2004    3,898,970    12.05 to 12.28      47,700,345   1.40% to 1.95%      0.00%        29.60%    to  30.31%
2003    2,235,185     9.30 to  9.44      21,014,443   1.40% to 1.95%      1.08%       -12.72%    to -12.24%
2002    1,266,808    10.65 to 10.79      13,591,403   1.40% to 1.95%      0.00%        -3.51%(4) to   7.40%(5)

Focus TechNet Portfolio (Class 2)
2006    6,379,660     5.27 to  5.39(8)   35,612,700   1.40% to 1.95%      0.00%        29.38%    to  30.08%
2005    6,167,482     4.07 to  4.15(8)   26,595,288   1.40% to 1.95%      0.00%        -3.99%    to  -3.45%
2004    6,441,127     4.24 to  4.29(8)   28,955,179   1.40% to 1.95%      0.00%        52.52%    to  53.36%
2003    3,656,127     2.78 to  3.09      10,693,989   1.40% to 1.95%      0.00%       -15.57%    to -15.12%
2002    1,430,649     3.30 to  3.65       5,099,065   1.40% to 1.95%      0.00%       -47.98%    to -25.68%(5)

Growth Strategy (Class 3)
2006    3,286,645    17.30 to 17.93(8)   58,674,984   1.40% to 1.95%      0.64%        14.33%    to  14.95%
2005    2,403,864    15.13 to 15.60(8)   37,340,154   1.40% to 1.95%      0.43%         4.24%    to   4.82%
2004      720,543    14.51 to 14.88(8)   10,671,640   1.40% to 1.95%      0.20%         4.41%    to  15.51%(9)
2003        2,839    12.57 to 12.81          36,337   1.55% to 1.95%      0.05%         2.09%(6) to   4.11%(6)
2002           --                --              --               --        --                          --

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                       At April 30                             For the Year Ended April 30
       ------------------------------------------   -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to        Net Assets       Lowest         Income          Lowest to
Year     Units     Highest ($) (7)        ($)       to Highest (1)    Ratio (2)       Highest (3)
----   ---------   ---------------    -----------   --------------   ----------   -------------------
Moderate Growth Strategy (Class 3)
2006   6,692,848   16.70 to 17.34     115,418,785   1.40% to 1.95%      0.98%     12.29%    to 12.91%
2005   5,373,257   14.87 to 15.36      82,125,336   1.40% to 1.95%      0.76%      3.73%    to  4.31%
2004   1,716,904   14.34 to 14.73      25,167,840   1.40% to 1.95%      0.26%      3.65%    to 14.01%(9)
2003      17,478   12.58 to 12.82         223,550   1.55% to 1.95%      0.00%      2.09%(6) to  4.06%(6)
2002          --               --              --              --         --                      --

Balanced Growth Strategy (Class 3)
2006   5,786,033   15.93 to 16.45      94,463,664   1.40% to 1.95%      1.51%      8.87%    to  9.47%
2005   5,135,222   14.64 to 15.03      76,653,458   1.40% to 1.95%      1.31%      3.88%    to  4.46%
2004   1,634,224   14.09 to 14.39      23,311,741   1.40% to 1.95%      1.05%      3.31%    to 11.12%(9)
2003      32,509   12.68 to 12.84         415,754   1.55% to 1.95%      0.00%      2.54%(6) to  3.84%(6)
2002          --               --              --              --         --                      --

Conservative Growth Strategy (Class 3)
2006   3,299,123   15.37 to 15.84(8)   52,049,128   1.40% to 1.95%      2.04%      6.54%    to  7.12%
2005   3,032,263   14.43 to 14.78(8)   44,705,045   1.40% to 1.95%      1.82%      3.50%    to  4.07%
2004   1,159,282   13.94 to 14.21(8)   16,435,218   1.40% to 1.95%      1.19%      2.39%    to  8.25%(9)
2003       2,500   12.88 to 13.13          32,812   1.55% to 1.95%      0.07%      2.04%(6) to  4.04%(6)
2002          --               --              --              --         --                      --

Large Cap Growth Portfolio (Class 3)
2006   3,988,505    9.28 to  9.56      37,944,471   1.40% to 1.95%      0.12%     13.49%    to 14.11%
2005   2,938,773    8.18 to  8.38      24,521,219   1.40% to 1.95%      0.00%      2.87%    to  3.43%
2004     885,941    7.95 to  8.10       7,147,072   1.40% to 1.95%      0.00%      6.22%    to 18.22%(9)
2003       7,268    6.73 to  6.82          49,212   1.55% to 1.95%      0.00%      2.17%(6) to  3.53%(6)
2002          --               --             --              --         --                      --

Large Cap Composite Portfolio (Class 3)
2006   1,084,315    9.91 to 10.30      11,110,980   1.40% to 1.95%      0.50%     11.78%    to 12.40%
2005     806,657    8.87 to  9.16       7,357,615   1.40% to 1.95%      0.00%      3.40%    to  3.96%
2004     297,454    8.58 to  8.81       2,612,628   1.40% to 1.95%      0.01%      4.81%    to 17.06%(9)
2003         309    7.33 to  7.46           2,299   1.55% to 1.95%      0.04%      1.86%(6) to  3.62%(6)
2002          --               --              --              --         --                      --

Large Cap Value Portfolio (Class 3)
2006   2,972,081   13.67 to 14.41      42,392,753   1.40% to 1.95%      0.72%     14.66%    to 15.29%
2005   2,265,870   11.93 to 12.50      28,080,226   1.40% to 1.95%      0.62%      6.77%    to  7.36%
2004     616,248   11.17 to 11.65       7,114,625   1.40% to 1.95%      0.23%      7.16%    to 22.72%(9)
2003       5,431    9.10 to  9.22          49,751   1.55% to 1.95%      0.01%      3.90%(6) to  5.21%(6)
2002          --               --              --              --         --                      --

Mid Cap Growth Portfolio (Class 3)
2006   2,289,525   17.68 to 18.17      41,386,023   1.40% to 1.95%      0.00%     29.31%    to 30.02%
2005   1,725,705   13.67 to 13.97(8)   24,007,901   1.40% to 1.95%      0.00%      1.07%    to  1.63%
2004     543,723   13.53 to 13.75(8)    7,442,389   1.40% to 1.95%      0.00%      5.73%    to 33.33%(9)
2003       4,200   10.14 to 10.28          43,086   1.55% to 1.95%      0.00%      6.55%(6) to  7.99%(6)
2002          --               --              --              --         --                      --

Mid Cap Value Portfolio (Class 3)
2006   1,997,371   21.53 to 23.62      46,281,114   1.40% to 1.95%      0.38%     18.96%    to 19.61%
2005   1,492,345   18.10 to 19.75      29,054,970   1.40% to 1.95%      0.22%     13.86%    to 14.49%
2004     398,183   15.90 to 17.25       6,773,706   1.40% to 1.95%      0.16%      9.50%    to 30.24%(9)
2003       3,543   12.21 to 12.42          43,996   1.55% to 1.95%      0.00%      2.81%(6) to  4.60%(6)
2002          --               --              --              --         --                      --

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                       At April 30                             For the Year Ended April 30
       ------------------------------------------   -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to        Net Assets       Lowest         Income          Lowest to
Year     Units     Highest ($) (7)        ($)       to Highest (1)    Ratio (2)       Highest (3)
----   ---------   ---------------    -----------   --------------   ----------   -------------------
Small Cap Portfolio (Class 3)
2006   2,924,935   12.47 to 12.85      37,438,854   1.40% to 1.95%      0.00%     23.58%    to 24.26%
2005   2,268,515   10.09 to 10.34(8)   23,377,830   1.40% to 1.95%      0.00%     -0.93%    to -0.38%
2004     677,642   10.19 to 10.38(8)    7,010,238   1.40% to 1.95%      0.00%      1.57%    to 27.38%(9)
2003       3,121    8.00 to  8.13          25,364   1.55% to 1.95%      0.00%      4.34%(6) to  6.05%(6)
2002          --               --              --              --         --                      --

International Equity Portfolio (Class 3)
2006   3,978,195   11.05 to 11.38      45,021,340   1.40% to 1.95%      0.30%     31.78%    to 32.51%
2005   2,763,283    8.39 to  8.59      23,626,162   1.40% to 1.95%      1.09%      9.28%    to  9.88%
2004     722,860    7.68 to  7.82       5,629,172   1.40% to 1.95%      0.28%     11.21%    to 33.25%(9)
2003      10,162    5.76 to  5.83          59,092   1.55% to 1.95%      0.00%     -2.09%(6) to -0.89%(6)
2002          --               --              --              --         --                      --

Diversified Fixed Income Portfolio (Class 3)
2006   3,012,477   11.26 to 11.79      34,930,562   1.40% to 1.95%      2.84%     -2.50%    to -1.96%
2005   2,672,785   11.55 to 12.03      31,684,920   1.40% to 1.95%      3.06%      2.39%    to  2.95%
2004     845,644   11.28 to 11.68       9,739,997   1.40% to 1.95%      1.33%     -0.73%    to -1.08%(9)
2003     151,344   11.40 to 11.42       1,727,262   1.55% to 1.95%      0.00%      2.14%(6) to  2.26%(6)
2002          --               --              --              --         --                      --

Cash Management Portfolio (Class 3)
2006   1,254,605   10.53 to 10.74      13,390,024   1.40% to 1.95%      0.82%      1.10%    to  1.65%
2005   1,160,549   10.41 to 10.56      12,194,941   1.40% to 1.95%      0.09%     -1.05%    to -0.50%
2004     618,067   10.52 to 10.61       6,541,352   1.40% to 1.95%      0.52%     -0.62%    to -1.97%(9)
2003      23,143   10.74 to 10.75         248,498   1.55% to 1.95%      0.00%     -0.77%(6) to -0.65%(6)
2002          --               --              --              --         --                      --

Focus Growth Portfolio (Class 3)
2006   3,839,654    7.77 to  8.10      30,961,443   1.40% to 1.95%      0.00%     18.60%    to 19.26%
2005   3,134,538    6.55 to  6.79(8)   21,200,125   1.40% to 1.95%      0.00%     -5.32%    to -4.80%
2004   1,197,522    6.92 to  7.13(8)    8,510,091   1.40% to 1.95%      0.00%      3.95%    to 26.03%(9)
2003       1,179    5.49 to  5.59           6,577   1.55% to 1.95%      0.00%      3.00%(6) to  4.86%(6)
2002          --               --             --              --         --                      --

Focus Growth and Income Portfolio (Class 3)
2006   2,736,422   10.11 to 10.51(8)   28,200,644   1.40% to 1.95%      0.12%     14.87%    to 15.51%
2005   2,458,873    8.80 to  9.10(8)   21,925,296   1.40% to 1.95%      0.00%      0.01%    to  0.56%
2004   1,023,866    8.80 to  9.05(8)    9,056,300   1.40% to 1.95%      0.00%      3.49%    to 19.89%(9)
2003      10,294    7.34 to  7.47          76,908   1.55% to 1.95%      0.00%      5.34%(6) to  7.20%(6)
2002          --               --              --              --         --                      --

Focus Value Portfolio (Class 3)
2006   1,931,692   15.48 to 16.14      30,982,110   1.40% to 1.95%      0.00%     18.39%    to 19.04%
2005   1,526,633   13.07 to 13.56      20,591,059   1.40% to 1.95%      0.63%      9.84%    to 10.45%
2004     449,774   11.90 to 12.28       5,497,137   1.40% to 1.95%      0.00%      5.59%    to 28.97%(9)
2003       1,793    9.23 to  9.37          16,771   1.55% to 1.95%      0.04%      9.36%(6) to 11.01%(6)
2002          --               --              --              --         --                      --

Focus TechNet Portfolio (Class 3)
2006   3,520,360    5.19 to  5.38(8)   19,308,090   1.40% to 1.95%      0.00%     29.24%    to 29.95%
2005   2,656,623    4.02 to  4.14(8)   11,262,544   1.40% to 1.95%      0.00%     -4.11%    to -3.55%
2004   1,038,166    4.19 to  4.29       4,580,878   1.40% to 1.95%      0.00%     11.26%    to 51.38%(9)
2003         127    2.77 to  2.81             354   1.55% to 1.95%      0.00%     14.71%(6) to 16.36%(6)
2002          --               --              --              --         --                      --

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                       At April 30                             For the Year Ended April 30
       ------------------------------------------   -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment      Total Return
                      Lowest to        Net Assets       Lowest         Income          Lowest to
Year     Units     Highest ($) (7)        ($)       to Highest (1)    Ratio (2)       Highest (3)
----   ---------   ---------------    -----------   --------------   ----------   -------------------
Allocation Moderate Portfolio (Class 3)
2006   6,902,373   10.89 to 10.97      75,547,043   1.40% to 1.95%      1.16%     12.54%     to 13.16%
2005     906,466    9.68 to  9.69       8,781,684   1.40% to 1.95%      0.00%     -3.20%(10) to -3.09%(10)
2004          --               --              --              --         --                       --
2003          --               --              --              --         --                       --
2002          --               --              --              --         --                       --

Allocation Moderate Growth Portfolio (Class 3)
2006   9,886,182   11.15 to 11.22     110,723,237   1.40% to 1.95%      0.85%     15.81%     to 16.45%
2005     753,392    9.63 to  9.64       7,258,771   1.40% to 1.95%      0.00%     -3.74%(10) to -3.62%(10)
2004          --               --              --              --         --                       --
2003          --               --              --              --         --                       --
2002          --               --              --              --         --                       --

Allocation Growth Portfolio (Class 3)
2006   6,179,665   11.42 to 11.50      70,929,729   1.40% to 1.95%      0.46%     19.44%     to 20.10%
2005     793,312    9.56 to  9.58(8)    7,594,005   1.40% to 1.95%      0.00%     -4.35%(10) to -4.24%(10)
2004          --               --              --              --         --                       --
2003          --               --              --              --         --                       --
2002          --               --              --              --         --                       --

Allocation Balanced Portfolio (Class 3)
2006   3,942,190   10.62 to 10.69      42,060,300   1.40% to 1.95%      1.48%      9.09%     to  9.68%
2005     818,684    9.74 to  9.75       7,979,266   1.40% to 1.95%      0.00%     -2.62%(10) to -2.51%(10)
2004          --               --              --              --         --                       --
2003          --               --              --              --         --                       --
2002          --               --              --              --         --                       --

Strategic Fixed Income Portfolio (Class 3)
2006     977,564   10.14 to 10.22       9,971,624   1.40% to 1.95%      2.80%      5.05%     to  5.69%
2005     271,085    9.65 to  9.67       2,620,058   1.40% to 1.95%      0.00%     -3.45%(10) to -3.26%(10)
2004          --               --              --              --         --                       --
2003          --               --              --              --         --                       --
2002          --               --              --              --         --                       --

(1) These amounts represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolios have been excluded. For additional information on charges and deductions, see footnote 3.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying investment portfolio in which the variable account invests. The average net assets are calculated by adding ending net asset balances at the end of each month of the year and dividing it by the number of months that the portfolio had an ending asset balance during the year.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. In 2004, the Separate Account adopted SOP 03-5, Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies (the "SOP"). In accordance with the SOP, the total return range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract total returns are not within the range presented due to a variable account being added to a product during the year. Prior to 2004, the total return range of minimum and maximum values was calculated independently of the product groupings that produced the lowest and highest expense ratio.

(4)  For Period from October 4, 2001 (inception) to April 30, 2002.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

(5)  For Period from December 10, 2001 (inception) to April 30, 2002.

(6)  For Period from November 11, 2002 (inception) to April 30, 2003.

(7) In 2004, in accordance with the SOP, the unit fair value range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract unit values are not within the range presented due to differences in the unit fair value at the products launch date and other market conditions. Prior to 2004, the unit fair value range of minimum and maximum values was calculated independently of the product grouping that produced the lowest and highest expense ratio.

(8) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

(9) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.

(10) For Period from February 14, 2005 (inception) to April 30, 2005.

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS



The following financial statements are included or incorporated by reference herein, as indicated below, to this Registration Statement:



Consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, are incorporated by reference to Post-Effective Amendment No. 32 under the Securities Act of 1933 and Amendment No. 33 under the Investment Company Act of 1940, File Nos. 333-08859 and 811-07727, filed on May 1, 2006, Accession No. 0000950129-06-004661.



Financial statements of Variable Annuity Account Five at April 30, 2006, and for each of the two years in the period ended April 30, 2005 are included herein.



The statutory statements of admitted assets, liabilities, capital and surplus of American Home Assurance Company as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus, and of cash flow for the years then ended are also incorporated by reference to Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 7 under the Investment Company Act of 1940, File Nos. 333-64338 and 811-07727, filed on July 27, 2006, Accession No. 0000950134-06-014060.



(b) Exhibits



(1)   Resolutions Establishing Separate Account........................   *
(2)   Custody Agreements...............................................   Not Applicable
(3)   (a)  Form of Distribution Contract...............................   *
      (b)  Form of Selling Agreement...................................   *
(4)   (a)  Variable Annuity Contract...................................   **
      (b)  Endorsement.................................................   **
      (c)  Death Benefit Endorsement...................................   ++
      (d)  Maximum Anniversary Value Optional Death Benefit............   ++
      (e)  Purchase Payment Accumulation Optional Death Benefit
           Endorsement.................................................   ++
(5)   (a)  Application for Contract....................................   **
      (c)  Participant Enrollment Form.................................   +
(6)   Corporate Documents of Depositor
      (a)  Amended and Restated Articles of Incorporation of Depositor
           dated December 19, 2001.....................................   ***
      (b)  Articles of Amendment to the Amended and Restated Articles
           of Incorporation dated September 30, 2002...................   +
      (c)  Amended and Restated By-Laws dated December 19, 2001........   ***
(7)   Reinsurance Contract.............................................   Not Applicable
(8)   Material Contracts
      (a)  Seasons Series Trust Form of Fund Participation Agreement...   *
(9)   (a)  Opinion of Counsel and Consent of Depositor.................   **
      (b)  Opinion of Counsel and Consent of Sullivan & Cromwell LLP,
           Counsel to American Home Assurance Company..................   ++++
(10)  Consent of Independent Registered Public Accounting Firm.........   Filed Herewith
(11)  Financial Statements Omitted from Item 23........................   Not Applicable
(12)  Initial Capitalization Agreement.................................   Not Applicable
(13)  Other
      (a)  Diagram and Listing of All Persons Directly or Indirectly
           Controlled By or Under Common Control with AIG SunAmerica
           Life Assurance Company, the Depositor of Registrant.........   #
      (b)  Power of Attorney  -- AIG SunAmerica Life Assurance
           Company.....................................................   #
      (c)  Power of Attorney -- American Home Assurance Company........   ##
      (d)  Support Agreement of American International Group, Inc......   +++
      (e)  General Guarantee Agreement by American Home Assurance
           Company.....................................................   +++

---------------

    * Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-08859 and 811-07727, filed on March 11, 1997,
      Accession No. 0000912057-97-008516.

   ** Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment
      No. 1, File Nos. 333-92396 and 811-07727, filed on July 15, 2002,
      Accession No. 0001021408-02-009475.

 *** Incorporated by reference to Post-Effective Amendment No. 1 and Amendment
     No. 2, File Nos. 333-64338 and 811-07727, filed on April 15, 2002,
     Accession No. 0000950148-02-000996.

    + Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
      No. 5, File Nos. 333-92396 and 811-07727, filed on May 2, 2003, Accession No. 0000898430-03-002732.

  ++ Incorporated by reference to Post-Effective Amendment No. 7 and Amendment
     No. 8, File Nos. 333-92396 and 811-07727, filed on July 20, 2004, Accession No. 0000950129-04-004986.

 +++ Incorporated by reference to Post-Effective Amendment No. 11 and Amendment
     No. 12, File Nos. 333-92396 and 811-07727, filed on August 29, 2005,
     Accession No. 0000950129-05-008799.

++++ Incorporated by reference to Post-Effective Amendment No. 18 and Amendment
     No. 22, File Nos. 333-67685 and 811-07727, filed on October 21, 2005,
     Accession No. 0000950134-05-019473.


    # Incorporated by reference to Post-Effective Amendment No. 13 and Amendment
      No. 14, File Nos. 333-92396 and 811-07727, filed on May 1, 2006, Accession No. 0000950148-06-000036.



   ## Incorporated by reference to Post-Effective Amendment No. 23 and Amendment
      No. 24, File Nos. 033-86642 and 811-08874, filed on June 23, 2006,
      Accession No. 0000950129-06-006598.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

(a) The officers and directors of AIG SunAmerica Life Assurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.


NAME                                                                  POSITION
----                                                                  --------
Jay S. Wintrob                              Director, Chief Executive Officer
Jana W. Greer(1)                            Director and President
Michael J. Akers(2)                         Director and Senior Vice President
Marc H. Gamsin                              Director and Senior Vice President
N. Scott Gillis(1)                          Director, Senior Vice President and Chief Financial Officer
Christopher J. Swift(3)                     Director
Gregory M. Outcalt                          Senior Vice President
Edwin R. Raquel(1)                          Senior Vice President and Chief Actuary
Christine A. Nixon                          Senior Vice President and Secretary
Stewart R. Polakov(1)                       Senior Vice President and Controller
Timothy W. Still(1)                         Senior Vice President
Gavin D. Friedman                           Vice President
Mallary L. Reznik                           Vice President
Stephen Stone(1)                            Vice President
Monica Suryapranata(1)                      Vice President
Edward T. Texeria(1)                        Vice President
Rodney A. Haviland(1)                       Vice President
Virginia N. Puzon                           Assistant Secretary


---------------

(1) 21650 Oxnard Street, Woodland Hills, CA 91367

(2) 2929 Allen Parkway, Houston, TX 77019

(3) 70 Pine Street, New York, NY 10270

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of AIG SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organizational chart for AIG can be found in Form 10-K/A, SEC file number 001-08787, Accession Number 0000950123-06-007835 filed June 19, 2006.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of July 1, 2006, the number of Seasons Advisor(II) contracts funded by Variable Annuity Account Five was 882, of which 359 were qualified contracts and 523 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AIG SunAmerica Life Assurance Company

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent permitted by the laws, including the advance of expenses under the procedures set forth therein. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to Section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which was filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

    AIG SunAmerica Life Assurance Company -- Variable Separate Account
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account One
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Two
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Four
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Five
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Seven
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Nine First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account Two First SunAmerica Life Insurance Company -- FS Variable Annuity Account Five First SunAmerica Life Insurance Company -- FS Variable Annuity Account Nine AIG Series Trust
    SunAmerica Series Trust
    SunAmerica Equity Funds
    SunAmerica Income Funds
    SunAmerica Focused Series, Inc.
    SunAmerica Money Market Funds, Inc.
    SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:


    OFFICER/DIRECTORS*    POSITION
    ------------------    --------
    Peter A. Harbeck      Director
    James T. Nichols      President & Chief Executive Officer
    Debbie Potash-Turner  Senior Vice President, Chief Financial Officer & Controller
    John T. Genoy         Vice President
    Kathleen S. Stevens   Manager, Compliance
    Christine A. Nixon**  Secretary
    Virginia N. Puzon**   Assistant Secretary


---------------

 * Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

** Principal business address is 1 SunAmerica Center, Los Angeles, California
   90067.

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

General Representations
------------------------

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

Undertakings of the Registrant
-------------------------------

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Undertakings of the Depositor Regarding Guarantor
-----------------------------------------------------

During any time there are insurance obligations outstanding and covered by the guarantee issued by the American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement

(the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to policy owners covered by the American Home Guarantee promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a policy owner's request.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account Five certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused these Post-Effective Amendments No. 14 and Amendment No. 15 to be signed on its behalf, in the City of Los Angeles, and State of California, on this 28th day of July, 2006.

                                        VARIABLE ANNUITY ACCOUNT FIVE
                                        (Registrant)

                                        By: AIG SUNAMERICA LIFE ASSURANCE
                                            COMPANY

                                        By:         /s/ JAY S. WINTROB
                                          --------------------------------------
                                             JAY S. WINTROB, CHIEF EXECUTIVE
                                                          OFFICER

                                        By: AIG SUNAMERICA LIFE ASSURANCE
                                            COMPANY
                                            (Depositor)

                                        By:         /s/ JAY S. WINTROB
                                          --------------------------------------
                                             JAY S. WINTROB, CHIEF EXECUTIVE
                                                          OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


                    SIGNATURE                                       TITLE                          DATE
                    ---------                                       -----                          ----

*JAY S. WINTROB                                      Chief Executive Officer, & Director      July 28, 2006
------------------------------------------------        (Principal Executive Officer)
JAY S. WINTROB


*MARC H. GAMSIN                                                   Director                    July 28, 2006
------------------------------------------------
MARC H. GAMSIN


*N. SCOTT GILLIS                                           Senior Vice President,             July 28, 2006
------------------------------------------------     Chief Financial Officer & Director
N. SCOTT GILLIS                                         (Principal Financial Officer)


*JANA W. GREER                                                    Director                    July 28, 2006
------------------------------------------------
JANA W. GREER


*CHRISTOPHER J. SWIFT                                             Director                    July 28, 2006
------------------------------------------------
CHRISTOPHER J. SWIFT


*STEWART R. POLAKOV                                  Senior Vice President & Controller       July 28, 2006
------------------------------------------------       (Principal Accounting Officer)
STEWART R. POLAKOV


/s/ MALLARY L. REZNIK                                         Attorney-in-Fact                July 28, 2006
------------------------------------------------
*MALLARY L. REZNIK

American Home Assurance Company has caused this Registration Statement to be signed on its behalf by the undersigned, in the City of New York, and the State of New York, on this 28th day of July, 2006.


                                        By: AMERICAN HOME ASSURANCE COMPANY

                                        By:       /s/ ROBERT S. SCHIMEK
                                          --------------------------------------
                                            ROBERT S. SCHIMEK,
                                            SENIOR VICE PRESIDENT AND TREASURER



M. BERNARD AIDINOFF*                                              Director                    July 28, 2006
------------------------------------------------
M. BERNARD AIDINOFF


JOHN QUINLAN DOYLE*                                        Director and President             July 28, 2006
------------------------------------------------
JOHN QUINLAN DOYLE


NEIL ANTHONY FAULKNER*                                            Director                    July 28, 2006
------------------------------------------------
NEIL ANTHONY FAULKNER


DAVID NEIL FIELDS*                                                Director                    July 28, 2006
------------------------------------------------
DAVID NEIL FIELDS


KENNETH VINCENT HARKINS*                                          Director                    July 28, 2006
------------------------------------------------
KENNETH VINCENT HARKINS


                                                                  Director                    July 28, 2006
------------------------------------------------
CHARLES DANGELO


DAVID LAWRENCE HERZOG*                                            Director                    July 28, 2006
------------------------------------------------
DAVID LAWRENCE HERZOG


ROBERT EDWARD LEWIS*                                              Director                    July 28, 2006
------------------------------------------------
ROBERT EDWARD LEWIS


KRISTIAN PHILIP MOOR*                                       Director and Chairman             July 28, 2006
------------------------------------------------
KRISTIAN PHILIP MOOR


WIN JAY NEUGER*                                                   Director                    July 28, 2006
------------------------------------------------
WIN JAY NEUGER


ROBERT S. SCHIMEK*                                                Director,                   July 28, 2006
------------------------------------------------     Senior Vice President and Treasurer
ROBERT S. SCHIMEK


NICHOLAS SHAW TYLER*                                              Director                    July 28, 2006
------------------------------------------------
NICHOLAS SHAW TYLER


NICHOLAS CHARLES WALSH*                                           Director                    July 28, 2006
------------------------------------------------
NICHOLAS CHARLES WALSH


By:     /s/ ROBERT S. SCHIMEK                                 Attorney-in-Fact                July 28, 2006
        ------------------------------------------
        *ROBERT S. SCHIMEK

                                 EXHIBIT INDEX


EXHIBIT NO.                            DESCRIPTION
-----------                            -----------
(10)           Consent of Independent Registered Public Accounting Firm